                           Registration No. 333-72913

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                   FORM N-4
                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                     / /
                        Pre-Effective Amendment No.               / /
                                                    ---
                      Post-Effective Amendment No.   4            /X/
                                                   -----
                                    and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                 / /
                            Amendment No.                         / /
                                          --------
                       (Check appropriate box or boxes.)
                        NML VARIABLE ANNUITY ACCOUNT A
-------------------------------------------------------------------------------
                          (Exact Name of Registrant)

                THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                                   (Name of Depositor)

720 East Wisconsin Avenue, Milwaukee,  Wisconsin                      53202
------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code  414-271-1444
                                                   ----------------------------
             ROBERT J. BERDAN, Vice President and General Counsel
            720 East Wisconsin Avenue, Milwaukee, Wisconsin  53202
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

           immediately upon filing pursuant to paragraph (b) of Rule 485 on (DATE) pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485

       /X/ on July 31, 2001 pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              NML VARIABLE ANNUITY ACCOUNT A


                                  CROSS-REFERENCE SHEET

N-4, Part A                               Heading in
Item                                      Prospectus
----                                      ----------
    1 ..................................  Cover Page
    2 ..................................  Index of Special Terms
    3 ..................................  Expense Table
    4 ..................................  Accumulation Unit Values, Financial Statements
    5 ..................................  The Company, NML Variable Annuity Account A,
                                          The Funds
    6 ..................................  Deductions, Distribution of the Contracts
    7 ..................................  The Contracts, Owners of the Contracts,
                                          Application of Purchase Payments, Transfers
                                          Between Divisions and Payment Plans,
                                          Substitution and Change
    8 ..................................  Variable Payment Plans, Description of Payment
                                          Plans, Amount of Annuity Payments, Maturity
                                          Benefit, Assumed Investment Rate, Transfers
                                          Between Divisions and Payment Plans
    9 ..................................  Death Benefit
   10 ..................................  Amount and Frequency, Application of Purchase
                                          Payments, Net Investment Factor, Distribution
                                          of the Contracts
   11 ..................................  Withdrawal Amount, Deferment of Benefit
                                          Payments, Right to Examine Contract
   12 ..................................  Federal Income Taxes
   13 ..................................  Not Applicable
   14 ..................................  Table of Contents for Statement of Additional
                                          Information

N-4, Part B                               Heading in Statement
Item                                      of Additional Information
----                                      -------------------------
   15 ..................................  Cover Page
   16 ..................................  Table of Contents
   17 ..................................  Not Applicable
   18 ..................................  Experts
   19 ..................................  Not Applicable
   20 ..................................  Distribution of the Contracts
   21 ..................................  Not Applicable
   22 ..................................  Determination of Annuity Payments
   23 ..................................  Financial Statements

           JULY 31, 2001



           NML VARIABLE ANNUITY ACCOUNT A



           Individual Variable Annuity Contracts for Retirement

           Plans of Self-Employed Persons and Their Employees


                                     (PHOTO)



           NORTHWESTERN MUTUAL                    THE NORTHWESTERN MUTUAL LIFE
           SERIES FUND, INC. AND                  INSURANCE COMPANY
           RUSSELL INSURANCE FUNDS                720 EAST WISCONSIN AVENUE
                                                  MILWAUKEE, WISCONSIN 53202
                                                  (414) 271-1444

                                  PROSPECTUSES

                           [NORTHWESTERN MUTUAL LOGO]

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A


                                                                   July 31, 2001


PROFILE OF THE VARIABLE ANNUITY CONTRACT

This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. We describe the Contract more fully in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT The Contract provides retirement annuity benefits for self-employed individuals (and their eligible employees). The Contract will invest on a tax-deferred basis in your choice of twenty investment portfolios. The Contract also allows investment on a fixed basis in a guaranteed account.

The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement.

The twenty investment portfolios are listed in Section 4 below. These portfolios bear varying amounts of investment risk. Those with more risk are designed to produce a better long-term return than those with less risk. But this is not guaranteed. You can also lose your money.

The amounts you invest on a fixed basis earn interest at a rate we declare from time to time. We guarantee principal and we guarantee the interest rate for each amount for at least one year.

You may invest in any or all of the twenty investment portfolios. You may move money among these portfolios without charge up to 12 times per year. After that, a charge of $25 may apply. Transfers of amounts invested on a fixed basis are subject to restrictions.

During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving annuity payments from your Contract, usually at retirement. Monthly annuity payments begin on the date you select.

The amount you accumulate in your Contract, including the results of investment performance, will determine the amount of your monthly annuity payments.

2. ANNUITY PAYMENTS If you decide to begin receiving monthly annuity payments from your Contract, you may choose one of three payment plans: (1) monthly payments for a specified period of five to thirty years, as you select, (2) monthly payments for your life (assuming you are the annuitant), and you may choose to have payments continue to your beneficiary for the balance of ten or twenty years if you die sooner; or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. After you begin receiving monthly annuity payments you cannot change your selection if the payments depend on your life or the life of another.

These payment plans are available to you on a variable or fixed basis. Variable means that the amount accumulated in your Contract will continue to be invested in one or more of the twenty investment portfolios as you choose. Your monthly annuity payments will vary up or down to reflect continuing investment performance. Or you may choose a fixed annuity payment plan which guarantees the amount you will receive each month.

3. PURCHASE We offer Front Load and Back Load Contracts, as briefly described in
Section 5. You may make purchase payments of $25 or more as you accumulate funds in your Contract. For the Front Load Contract the minimum initial purchase payment is $10,000. Your Northwestern Mutual agent will help you complete a Contract application form.

4. INVESTMENT CHOICES You may invest in any or all of the following investment portfolios. All of these are described in the attached prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds:

Northwestern Mutual Series Fund, Inc.


      1.   Small Cap Growth Stock Portfolio



      2.   T. Rowe Price Small Cap Value Portfolio



      3.   Aggressive Growth Stock Portfolio



      4.   International Growth Portfolio



      5.   Franklin Templeton International Equity Portfolio



      6.   Index 400 Stock Portfolio



      7.   Growth Stock Portfolio



      8.   J.P. Morgan Select Growth and Income Stock Portfolio



      9.   Capital Guardian Domestic Equity Portfolio



      10.  Index 500 Stock Portfolio



      11.  Asset Allocation Portfolio



      12.  Balanced Portfolio



      13.  High Yield Bond Portfolio



      14.  Select Bond Portfolio



      15.  Money Market Portfolio



Russell Insurance Funds


      1.   Multi-Style Equity Fund
      2.   Aggressive Equity Fund
      3.   Non-U.S. Fund
      4.   Real Estate Securities Fund
      5.   Core Bond Fund


You may also invest all or part of your funds on a fixed basis (the Guaranteed Interest Fund).

                                  PROFILE - i

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A


5. EXPENSES The Contract has insurance and investment features, and there are costs related to them. For the Front Load Contract we deduct a sales load of 4.5% from your purchase payments. The percentage is lower when cumulative purchase payments exceed $100,000. For the Back Load Contract there is no sales load deducted from purchase payments but a withdrawal charge of 0% to 6% applies, depending on the length of time the money you withdraw has been in the Contract and the size of your Contract.

Each year we deduct a $30 Contract fee. Currently this fee is waived if the value of your Contract is $25,000 or more.

We also deduct mortality and expense risk charges for the guarantees associated with your Contract. These charges are at the annual rate of 0.50% for the Front Load Contract. They begin at 1.25% for the Back Load Contract and are reduced to 0.50% for purchase payments that are no longer subject to withdrawal charges in Contracts with a value of $25,000 or more. We may increase the charges to a maximum rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. We will not increase the charges for at least five years from the date of the prospectus.


The portfolios also bear investment charges that range from an annual rate of 0.20% to 1.30% of the average daily value of the portfolio, depending on the investment portfolio you select. The following charts are designed to help you understand the charges for the Front Load and Back Load Contracts. The first three columns show the annual expenses as a percentage of assets including the insurance charges, the portfolio charges and the total charges. Portfolio expenses are based on 2000 expenses for the sixteen portfolios that were in operation during 2000. Portfolio expenses for the other four portfolios, which have not begun operations, are estimated for 2001 at an annualized rate. Expenses for the portfolios reflect fee waivers and expense reimbursements. The last two columns show you examples of the charges, in dollars, you would pay. The examples reflect the impact of the asset based charges, any sales loads or withdrawals that would apply, and the $30 Contract fee calculated by dividing the annual Contract fees collected by the average assets of the sub-account. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money at the end of year one, and at the end of year ten. Both of these examples, for both Contracts, reflect aggregate charges on a cumulative basis to the end of the 1 or 10-year period.


For more detailed information, see the Expense Table which begins on page 3 of the attached prospectus for the Contracts.

                                  PROFILE -ii

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

                                    EXPENSES


FRONT LOAD CONTRACT                                ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                                                             EXAMPLES: *
                                                         Total Annual          Total Annual       Total      Total Annual Charges
                                                      Insurance Charges         Portfolio        Annual             At End of
Portfolio                                                                        Charges        Expenses     1 Year        10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                         0.51% (0.50% + 0.01%)           0.67%           1.18%           $56        $197
   T. Rowe Price Small Cap Value                  0.51% (0.50% + 0.01%)           1.00%           1.51%           $60        $232
   Aggressive Growth Stock                        0.51% (0.50% + 0.01%)           0.52%           1.03%           $55        $181
   International Growth                           0.51% (0.50% + 0.01%)           1.10%           1.61%           $61        $242
   Franklin Templeton International Equity        0.51% (0.50% + 0.01%)           0.73%           1.24%           $57        $203
   Index 400 Stock                                0.51% (0.50% + 0.01%)           0.32%           0.83%           $53        $159
   Growth Stock                                   0.51% (0.50% + 0.01%)           0.43%           0.94%           $54        $171
   J.P. Morgan Select Growth and Income           0.51% (0.50% + 0.01%)           0.57%           1.08%           $56        $186
     Stock

   Capital Guardian Domestic Equity               0.51% (0.50% + 0.01%)           0.75%           1.26%           $57        $206
   Index 500 Stock                                0.51% (0.50% + 0.01%)           0.20%           0.71%           $52        $145
   Asset Allocation                               0.51% (0.50% + 0.01%)           0.75%           1.26%           $57        $206
   Balanced                                       0.51% (0.50% + 0.01%)           0.30%           0.81%           $53        $157
   High Yield Bond                                0.51% (0.50% + 0.01%)           0.52%           1.03%           $55        $181
   Select Bond                                    0.51% (0.50% + 0.01%)           0.30%           0.81%           $53        $157
   Money Market                                   0.51% (0.50% + 0.01%)           0.30%           0.81%           $53        $157
Russell Insurance Funds
   Multi-Style Equity                             0.51% (0.50% + 0.01%)           0.92%           1.43%           $59        $224
   Aggressive Equity                              0.51% (0.50% + 0.01%)           1.25%           1.76%           $62        $260
   Non-U.S.                                       0.51% (0.50% + 0.01%)           1.30%           1.81%           $63        $269
   Real Estate Securities                         0.51% (0.50% + 0.01%)           1.08%           1.59%           $60        $240
   Core Bond                                      0.51% (0.50% + 0.01%)           0.80%           1.31%           $58        $215



*TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 0.50% PLUS 0.01% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.01%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 0.75%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT LOAD CONTRACT IS $10,000. THE NUMBERS ABOVE MUST BE MULTIPLIED BY 10 TO FIND THE EXPENSES FOR A FRONT LOAD CONTRACT OF MINIMUM SIZE.

                                 PROFILE - iii

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A


BACK LOAD CONTRACT                                 ANNUAL EXPENSES AS A PERCENTAGE OF ASSETS
                                                                                                             EXAMPLES: **
                                                         Total Annual         Total Annual       Total       Total Annual Charges At
                                                      Insurance Charges        Portfolio        Annual               End of
Portfolio                                                                       Charges        Expenses      1 Year        10 Years
-----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                         1.40% (1.25% + 0.15%)           0.67%         2.07%           $ 81          $255
   T. Rowe Price Small Cap Value                  1.40% (1.25% + 0.15%)           1.00%         2.40%           $ 84          $288
   Aggressive Growth Stock                        1.40% (1.25% + 0.15%)           0.52%         1.92%           $ 80          $240
   International Growth                           1.40% (1.25% + 0.15%)           1.10%         2.50%           $ 85          $298
   Franklin Templeton International Equity        1.40% (1.25% + 0.15%)           0.73%         2.13%           $ 82          $261
   Index 400 Stock                                1.40% (1.25% + 0.15%)           0.32%         1.72%           $ 78          $219
   Growth Stock                                   1.40% (1.25% + 0.15%)           0.43%         1.83%           $ 79          $230
   J.P. Morgan Select Growth and Income           1.40% (1.25% + 0.15%)           0.57%         1.97%           $ 80          $245
     Stock

   Capital Guardian Domestic Equity               1.40% (1.25% + 0.15%)           0.75%         2.15%           $ 82          $263
   Index 500 Stock                                1.40% (1.25% + 0.15%)           0.20%         1.60%           $ 76          $206
   Asset Allocation                               1.40% (1.25% + 0.15%)           0.75%         2.15%           $ 82          $263
   Balanced                                       1.40% (1.25% + 0.15%)           0.30%         1.70%           $ 77          $216
   High Yield Bond                                1.40% (1.25% + 0.15%)           0.52%         1.92%           $ 80          $240
   Select Bond                                    1.40% (1.25% + 0.15%)           0.30%         1.70%           $ 77          $216
   Money Market                                   1.40% (1.25% + 0.15%)           0.30%         1.70%           $ 77          $216
Russell Insurance Funds
   Multi-Style Equity                             1.40% (1.25% + 0.15%)           0.92%         2.32%           $ 84          $281
   Aggressive Equity                              1.40% (1.25% + 0.15%)           1.25%         2.65%           $ 87          $315
   Non-U.S.                                       1.40% (1.25% + 0.15%)           1.30%         2.70%           $ 87          $323
   Real Estate Securities                         1.40% (1.25% + 0.15%)           1.08%         2.48%           $ 85          $296
   Core Bond                                      1.40% (1.25% + 0.15%)           0.80%         2.20%           $ 82          $272


**TOTAL ANNUAL INSURANCE CHARGES INCLUDE THE INSURANCE CHARGES OF 1.25% PLUS 0.15% OF THE ASSETS TO REFLECT THE $30 CONTRACT FEE, BASED ON ACTUAL CONTRACT FEES COLLECTED DIVIDED BY AVERAGE ASSETS OF THE SUB-ACCOUNT. THE ACTUAL IMPACT OF THE CONTRACT FEE MAY BE GREATER OR LESS THAN 0.15%, DEPENDING UPON THE VALUE OF YOUR CONTRACT. WE MAY INCREASE THE INSURANCE CHARGES TO A MAXIMUM RATE OF 1.50%. WE WILL NOT INCREASE THE CHARGES FOR AT LEAST FIVE YEARS FROM THE DATE OF THE PROSPECTUS.

6. TAXES As a general rule, earnings on your Contract are not taxed until they are withdrawn or taken as monthly annuity payments. A 10% federal tax penalty may apply if you make withdrawals from the Contract before the employee reaches age 59 1/2.

7. ACCESS TO YOUR MONEY You may take money out of your Contract at any time before monthly annuity payments begin. For the Front Load Contract there is no charge for withdrawals. For the Back Load Contract there is a withdrawal charge of 6% or less, depending on how much money has been paid into the Contract and how long it has been held there. Each purchase payment has its own withdrawal charge period. When you make a withdrawal, we use the amounts that produce the lowest withdrawal charge. After the first year, 10% of the Contract value on the prior anniversary may be withdrawn without a withdrawal charge if the Contract value is at least $10,000. For both Front Load and Back Load Contracts, you may also have to pay income tax and a tax penalty on amounts you take out.

8. PERFORMANCE The value of your Contract will vary up or down reflecting the performance of the investment portfolios you select. The chart below shows total returns for each of the investment portfolios that was in operation, and used with the Account, during the years shown. These numbers, for the Front Load Contract and the Back Load Contract, reflect the asset-based charges for mortality and expense risks, the annual Contract fees and investment expenses for each portfolio. The numbers include the annual Contract fee in the amount of 0.01% for the Front Load Contract and 0.15% for the Back Load Contract. The numbers do not reflect deductions from purchase payments for the Front Load Contract or any withdrawal charge for the Back Load Contract. Those charges, if applied, would reduce the performance. Past performance does not guarantee future results.

                                  PROFILE - iv

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

                                   PERFORMANCE

FRONT LOAD CONTRACT

                                                                               CALENDAR YEAR
PORTFOLIO                         2000       1999      1998     1997     1996       1995      1994       1993       1992     1991
----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock           6.17        NA        NA      NA         NA        NA       NA          NA        NA        NA
  Aggressive Growth Stock          5.64      43.05      7.01    13.28     17.10     38.59       4.87      18.51      5.41     55.20
  Franklin Templeton              -1.30      22.28      4.29    11.71     20.40     13.99      -0.61       NA        NA        NA
   International Equity

  Index 400 Stock                 16.61        NA        NA      NA         NA        NA       NA          NA        NA        NA
  Growth Stock                    -2.98      21.87     26.04    29.19     20.29     30.16      NA          NA        NA        NA
  J.P. Morgan Select Growth       -7.44       6.94     22.51    29.37     19.36     30.45      NA          NA        NA        NA
    and Income Stock

  Index 500 Stock                 -9.22      20.29     28.07    32.52     22.12     36.55       0.68       9.21      6.71     28.83
  Balanced                        -0.68      10.63     18.27    20.90     12.87     25.75      -0.52       9.02      4.78     23.31
  High Yield Bond                 -5.08      -0.96     -2.32    15.26     19.16     16.19      NA          NA        NA        NA
  Select Bond                      9.65      -1.53      6.53     8.91      2.78     18.49      -3.33       9.77      6.44     16.28
  Money Market                     5.75       4.57      4.89     4.94      4.75      5.29       3.54       2.33      2.81      5.15
Russell Insurance Funds
  Multi-Style Equity              12.71      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Aggressive Equity               -1.17      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Non-U.S.                        14.87      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Real Estate Securities          26.59      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Core Bond                        9.44      NA        NA        NA        NA         NA        NA         NA         NA       NA


BACK LOAD CONTRACT

                                                                           CALENDAR YEAR
PORTFOLIO                         2000      1999      1998      1997      1996       1995      1994       1993       1992     1991
----------------------------------------------------------------------------------------------------------------------------------
Northwestern Mutual Series
Fund, Inc.
  Small Cap Growth Stock           5.23      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Aggressive Growth Stock          4.71      41.79      6.06    12.28     16.05      37.36    3.94        17.46      4.47     53.83
  Franklin Templeton              -2.17      21.19      3.37    10.72     19.32      12.99   -1.48         NA         NA       NA
    International Equity

  Index 400 Stock                 15.59      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Growth Stock                    -3.84      20.80     24.93    28.05     19.22      29.01      NA         NA         NA       NA
  J.P. Morgan Select Growth       -8.26       5.99     21.43    28.23     18.29      29.30      NA         NA         NA       NA
    and Income Stock

  Index 500 Stock                 10.02      19.23     26.94    31.25     21.03      35.35   -0.21         8.24      5.76     27.76
  Balanced                        -1.55       9.66     17.23    19.83     11.87      24.64   -1.40         8.06      3.85     22.22
  High Yield Bond                 -5.92      -1.84     -3.21    14.24     18.10      15.16      NA         NA         NA       NA
  Select Bond                      8.68      -2.40      5.58     7.94      1.87      17.45   -4.18         8.80      5.50     15.25
  Money Market                     4.82       3.64      3.96     4.01      3.81       4.36    2.63         1.42      1.90      4.22
Russell Insurance Funds
  Multi-Style Equity              13.48      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Aggressive Equity               -2.04      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Non-U.S.                        15.62      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Real Estate Securities          25.47      NA        NA        NA        NA         NA        NA         NA         NA       NA
  Core Bond                        8.48      NA        NA        NA        NA         NA        NA         NA         NA       NA


9. DEATH BENEFIT If you die before age 75, and before monthly annuity payments begin, your beneficiary will receive a death benefit. The amount will be the value of your Contract or, if greater, the amount you have paid in. We offer an enhanced death benefit at extra cost. We increase the enhanced death benefit on each Contract anniversary, up to age 80, if the Contract value has increased. The death benefit may be adjusted, of course,

                                  Profile - v

[NORTHWESTERN MUTUAL LOGO]       The Northwestern Mutual Life Insurance Company
                                           NML Variable Annuity Account A

for any withdrawals you have made. The death benefit will be paid as a lump sum or your beneficiary may select a monthly annuity payment plan, or the Contract may be continued in force with a contingent annuitant.

10.   OTHER INFORMATION

FREE LOOK. If you return the Contract within ten days after you receive it (or whatever period is required in your state), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment.

AVOID PROBATE. In most cases, when you die, your beneficiary will receive the full death benefit of your Contract without going through probate.

AUTOMATIC DOLLAR-COST AVERAGING. With our Dollar-Cost Averaging Plan, you can arrange to have a regular amount of money ($100 minimum) automatically transferred from the Money Market Portfolio into the portfolio or portfolios you have chosen on a monthly or quarterly basis.

ELECTRONIC FUNDS TRANSFER (EFT). Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add to your portfolio(s) on a regular monthly basis through payments drawn directly on your checking account.

SYSTEMATIC WITHDRAWAL PLAN. You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem accumulation units to generate monthly payments. Of course you may have to pay taxes on amounts you receive.

AUTOMATIC REQUIRED MINIMUM DISTRIBUTIONS. You can arrange for annual required minimum distributions to be sent to you automatically once you turn age 70 1/2.

SPECIAL WITHDRAWAL PRIVILEGE. You can withdraw 10% of the Contract's accumulation value without a surrender charge, if the Contract has at least a $10,000 balance, beginning on the first Contract anniversary.

TERMINAL ILLNESS BENEFIT. Withdrawal charges are waived if the primary Annuitant is terminally ill and has a life expectancy of 12 months or less.

NURSING HOME BENEFIT. Withdrawal charges are waived after the first Contract anniversary if the primary Annuitant's confinement is medically necessary for at least 90 consecutive days in a licensed nursing facility or hospice.

PORTFOLIO REBALANCING. To help you maintain your asset allocation plan over time we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis, back to the allocation percentages you have selected.

INTEREST SWEEPS. If you select this service we will automatically sweep or transfer interest from the Guaranteed Interest Fund to any combination of variable investment options. Interest earnings can be swept monthly, quarterly, semi-annually or annually.

NORTHWESTERN MUTUAL EXPRESS. 1-800-519-4NML (1-800-519-4665). Get up-to-date information about your Contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among portfolios, change the allocation and obtain fund performance information.

INTERNET. For information about Northwestern Mutual, visit us on our Website. Included are daily unit values and fund performance information.

                           www.northwesternmutual.com

11. INQUIRIES If you need more information, please contact us at:

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202; 1-888-455-2232.


                                  PROFILE - vi

PROSPECTUS

NML VARIABLE ANNUITY ACCOUNT A


This prospectus describes individual variable annuity contracts (the "Contracts") offered by The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") to provide retirement annuity benefits for self-employed individuals (and their eligible employees) who adopt plans meeting the requirements of Sections 401 or 403(a) of the Internal Revenue Code of 1986, as amended. These plans, popularly called HR-10 Plans, afford certain federal income tax benefits to employers and to employees and their beneficiaries.


We use NML Variable Annuity Account A (the "Account") to keep the money you invest separate from our general assets. The money in the Account is invested in the fifteen portfolios of Northwestern Mutual Series Fund, Inc. and the five Russell Insurance Funds. You select the Portfolios or Funds in which you want to invest. Northwestern Mutual Series Fund, Inc.: Small Cap Growth Stock, T. Rowe Price Small Cap Value, Aggressive Growth Stock, International Growth, Franklin Templeton International Equity, Index 400 Stock, Growth Stock, J.P. Morgan Select Growth and Income Stock, Capital Guardian Domestic Equity, Index 500 Stock, Asset Allocation, Balanced, High Yield Bond, Select Bond, and Money Market. Russell Insurance Funds: Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate Securities, Core Bond.



The Account has 20 Divisions that correspond to the 15 Portfolios and 5 Funds in which you may invest. The Contracts also permit you to invest on a fixed basis, at rates that we determine. This prospectus describes only the Account and the variable provisions of the Contracts except where there are specific references to the fixed provisions.



We offer two versions of the Contracts: Front Load Contracts and Back Load Contracts. See the Expense table on page 3 and the Deductions section, beginning on page 22.

This prospectus is a concise description of the information you should know before you buy a Contract. We have filed additional information about the Contracts with the Securities and Exchange Commission in a Statement of Additional Information. We incorporate the Statement of Additional Information into this prospectus by reference. We will send you the Statement of Additional Information without charge if you write to The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, or call us at Telephone Number 1-888-455-2232. You will find the table of contents for the Statement of Additional Information following page 25 of this prospectus.

This prospectus is valid only when accompanied by the current prospectuses for Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds which are attached to this prospectus. You should retain this prospectus for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


The date of this prospectus and the Statement of Additional Information is July 31, 2001.

                          CONTENTS FOR THIS PROSPECTUS

                                                                        PAGE

PROSPECTUS .........................................................        1
    NML Variable Annuity Account A .................................        1
INDEX OF SPECIAL TERMS .............................................        3
EXPENSE TABLE ......................................................        3
ACCUMULATION UNIT VALUES ...........................................        7
THE COMPANY ........................................................       15
NML VARIABLE ANNUITY
   ACCOUNT A .......................................................       15
THE FUNDS ..........................................................       15
THE CONTRACTS ......................................................       16
    Purchase Payments Under the Contracts ..........................       16
      Amount and Frequency .........................................       16
      Application of Purchase Payments .............................       16
    Net Investment Factor ..........................................       17
    Benefits Provided Under the Contracts ..........................       17
      Withdrawal Amount ............................................       17
      Death Benefit ................................................       17
      Maturity Benefit .............................................       18
    Variable Payment Plans .........................................       18
      Description of Payment Plans .................................       18
      Amount of Annuity Payments ...................................       18
      Assumed Investment Rate ......................................       18
    Additional Information .........................................       19
      Transfers Between Divisions and
        Payment Plans ..............................................       19
      Gender-Based Annuity Payment Rates ...........................       19
      Owners of the Contracts ......................................       19
      Deferment of Benefit Payments ................................       19
      Dividends ....................................................       20
      Substitution and Change ......................................       20
      Fixed Annuity Payment Plans ..................................       20
      Financial Statements .........................................       20
THE GUARANTEED INTEREST FUND .......................................       20
FEDERAL INCOME TAXES ...............................................       21
    Contribution Limits ............................................       21
    Taxation of Contract Benefits ..................................       21
    Minimum Distribution Requirements ..............................       21
    Taxation of Northwestern Mutual ................................       22
DEDUCTIONS .........................................................       22
    Sales Load .....................................................       22
    Mortality Rate and Expense Risk Charges ........................       22
    Contract Fee ...................................................       23
    Withdrawal Charge ..............................................       23
    Enhanced Death Benefit Charge ..................................       23
    Premium Taxes ..................................................       24
    Expenses for the Portfolios and Funds ..........................       24
    Contracts Issued Prior to March 31, 2000 .......................       24
    Contracts Issued Prior to March 31, 1995 .......................       24
    Contracts Issued Prior to
      December 17, 1981 ............................................       24
    Dividends for Contracts Issued Prior to
      March 31, 2000 ...............................................       24
    Internal Annuity Exchange ......................................       25

DISTRIBUTION OF THE CONTRACTS ......................................       25


              THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON THE PAGE FOLLOWING PAGE 25 OF THIS PROSPECTUS.

INDEX OF SPECIAL TERMS
The following special terms used in this prospectus are discussed at the pages indicated.

TERM                                                                         PAGE
----                                                                         ----
ACCUMULATION UNIT ..................................................          16
ANNUITY (or ANNUITY PAYMENTS) ......................................          18
NET INVESTMENT FACTOR ..............................................          17
PAYMENT PLANS ......................................................          18
ANNUITANT ..........................................................          19
MATURITY DATE ......................................................          18
OWNER ..............................................................          19
WITHDRAWAL AMOUNT ..................................................          17


EXPENSE TABLE

FRONT LOAD CONTRACT
TRANSACTION EXPENSES FOR CONTRACTOWNERS
Maximum Sales Load (as a percentage of purchase payments) .....        4.5%
Withdrawal Charge .............................................        None

ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Current Mortality and Expense Risk Fees* ......................        0.50%
Maximum Mortality and Expense Risk Fees* ......................        0.75%
Other Expenses ................................................        None
Total Current Separate Account Annual Expenses* ...............        0.50%
Total Maximum Separate Account Annual Expenses* ...............        0.75%

ANNUAL CONTRACT FEE

$30; waived if the Contract Value equals or exceeds $25,000


BACK LOAD CONTRACT

TRANSACTION EXPENSES FOR CONTRACTOWNERS

Sales Load (as a percentage of purchase payments) ....................     None
Withdrawal Charge for Sales Expenses (as a percentage of amounts paid)     0%-6%

ANNUAL EXPENSES OF THE ACCOUNT
 (AS A PERCENTAGE OF ASSETS)
Current Mortality and Expense Risk Fees* .............................     1.25%
Maximum Mortality and Expense Risk Fees* .............................     1.50%
Other Expenses .......................................................     None
Total Current Separate Account Annual Expenses* ......................     1.25%
Total Maximum Separate Account Annual Expenses* ......................     1.50%

ANNUAL CONTRACT FEE

$30; waived if the Contract Value equals or exceeds $25,000


*WE GUARANTEE THE CURRENT MORTALITY AND EXPENSE RISK FEES FOR FIVE YEARS FROM THE DATE OF THIS PROSPECTUS. THEREAFTER, WE RESERVE THE RIGHT TO INCREASE THE MORTALITY AND EXPENSE RISK FEES TO A MAXIMUM ANNUAL RATE OF 0.75% FOR THE FRONT LOAD CONTRACT AND 1.50% FOR THE BACK LOAD CONTRACT.

ANNUAL EXPENSES OF THE PORTFOLIOS AND FUNDS
(AS A PERCENTAGE OF THE ASSETS)                      MANAGEMENT FEES           OTHER                 TOTAL ANNUAL EXPENSES
                                                    (AFTER FEE WAIVER)        EXPENSES           (AFTER EXPENSE REIMBURSEMENT)
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                                 0.62%                  0.05%                      0.67%
   T. Rowe Price Small Cap Value*                         0.77%                  0.23%                      1.00%
   Aggressive Growth Stock                                0.51%                  0.01%                      0.52%
   International Growth*                                  0.63%                  0.47%                      1.10%
   Franklin Templeton International Equity                0.66%                  0.07%                      0.73%
   Index 400 Stock                                        0.25%                  0.07%                      0.32%
   Growth Stock                                           0.42%                  0.01%                      0.43%
   J.P. Morgan Select Growth and Income Stock             0.57%                  0.00%                      0.57%
   Capital Guardian Domestic Equity*                      0.62%                  0.13%                      0.75%
   Index 500 Stock                                        0.20%                  0.00%                      0.20%
   Asset Allocation*                                      0.59%                  0.16%                      0.75%
   Balanced                                               0.30%                  0.00%                      0.30%
   High Yield Bond                                        0.50%                  0.02%                      0.52%
   Select Bond                                            0.30%                  0.00%                      0.30%
   Money Market                                           0.30%                  0.00%                      0.30%
Russell Insurance Funds**
   Multi-Style Equity                                     0.77%                  0.15%                       0.92%
   Aggressive Equity                                      0.92%                  0.33%                      1.25%
   Non-U.S.                                               0.87%                  0.43%                      1.30%
   Real Estate Securities                                 0.85%                  0.23%                      1.08%
   Core Bond                                              0.58%                  0.22%                      0.80%



* Expenses are estimated for these new Portfolios for 2001 at annualized rates. The advisor of these funds has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The advisor has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be estimated at 0.85% and 1.08% for the T. Rowe Price Small Cap Value Portfolio; 0.75% and 1.22% for the International Growth Portfolio; 0.65% and 0.78% for the Capital Guardian Domestic Equity Portfolio; 0.60% and 0.76% for the Asset Allocation Portfolio.



** For the Russell Insurance Funds (the "Fund"), the adviser has voluntarily agreed to waive a portion of the management fee, up to the full amount of the fee, equal to the amount by which the Fund's total operating expenses exceed the amounts shown above under "Total Annual Expenses (After Expense Reimbursement)". The adviser has also agreed to reimburse the Fund for all remaining expenses after fee waivers which exceed the amounts shown above under that heading. Absent the fee waiver and expense reimbursement, the management fees and total annual expenses would be 0.78% and 0.93% for the Multi-Style Equity Fund; 0.95% and 1.28% for the Aggressive Equity Fund; 0.95% and 1.37% for the Non-U.S. Fund; 0.85% and 1.08% for the Real Estate Securities Fund; 0.60% and 0.84% for the Core Bond Fund.

EXAMPLE



FRONT LOAD CONTRACT - You would pay the following expenses on each $1,000 investment, assuming 5% annual return:



Northwestern Mutual Series Fund, Inc.                           1 YEAR          3 YEARS               5 YEARS        10 YEARS
-------------------------------------                           ------          -------               -------        --------
   Small Cap Growth Stock                                        $56             $ 81                   $107           $197
   T. Rowe Price Small Cap Value                                 $60              $ 91                  $124           $232
   Aggressive Growth Stock                                       $55             $ 76                   $ 99           $181
   International Growth                                          $61             $ 94                   $129           $242
   Franklin Templeton International Equity                       $57             $ 83                   $110           $203
   Index 400 Stock                                               $53             $ 70                   $ 89           $159
   Growth Stock                                                  $54             $ 74                   $ 95           $171
   J.P. Morgan Select Growth and Income Stock                    $56             $ 78                   $102           $186
   Capital Guardian Domestic Equity                              $57             $ 83                   $111           $206
   Index 500 Stock                                               $52             $ 67                   $ 83           $145
   Asset Allocation                                              $57             $ 83                   $111           $206
   Balanced                                                      $53             $ 70                   $ 88           $157
   High Yield Bond                                               $55             $ 76                   $ 99           $181
   Select Bond                                                   $53             $ 70                   $ 88           $157
   Money Market                                                  $53             $ 70                   $ 88           $157
Russell Insurance Funds
   Multi-Style Equity                                            $59             $ 88                   $120           $224
   Aggressive Equity                                             $62             $ 99                   $137           $260
   Non-U.S.                                                      $63             $101                   $141           $269
   Real Estate Securities                                        $60             $ 93                   $128           $240
   Core Bond                                                     $58             $ 85                   $115           $215



NOTE: THE MINIMUM INITIAL PURCHASE PAYMENT FOR A FRONT-LOAD CONTRACT IS $10,000. YOU MUST MULTIPLY THE NUMBERS ABOVE BY 10 TO FIND THE EXPENSES FOR A FRONT-LOAD CONTRACT OF MINIMUM SIZE.



EXAMPLE



BACK LOAD CONTRACT - You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) surrender just prior to the end of each time period:



                                                                1 YEAR         3 YEARS             5 YEARS             10 YEARS
                                                                ------         -------             -------             --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                                        $ 81           $125                $152                 $255
   T. Rowe Price Small Cap Value                                 $ 84           $135                $168                 $288
   Aggressive Growth Stock                                       $ 80           $120                $144                 $240
   International Growth                                          $ 85           $138                $173                 $298
   Franklin Templeton International Equity                       $ 82           $127                $155                 $261
   Index 400 Stock                                               $ 78           $114                $134                 $219
   Growth Stock                                                  $ 79           $118                $139                 $230
   J.P. Morgan Select Growth and Income                          $ 80           $122                $146                 $245
     Stock
   Capital Guardian Domestic Equity                              $ 82           $127                $156                 $263
   Index 500 Stock                                               $ 76           $111                $127                 $206
   Asset Allocation                                              $ 82           $127                $156                 $263
   Balanced                                                      $ 77           $114                $132                 $216
   High Yield Bond                                               $ 80           $120                $144                 $240
   Select Bond                                                   $ 77           $114                $132                 $216
   Money Market                                                  $ 77           $114                $132                 $216
Russell Insurance Funds
   Multi-Style Equity                                            $ 84           $133                $165                 $281
   Aggressive Equity                                             $ 87           $143                $182                 $315
   Non-U.S.                                                      $ 87           $145                $186                 $323
   Real Estate Securities                                        $ 85           $137                $172                 $296
   Core Bond                                                     $ 82           $130                $160                 $272

You would pay the following expenses on the same $1,000 investment, assuming no surrender or annuitization:



                                                                  1 YEAR              3 YEARS            5 YEARS         10 YEARS
                                                                  ------              -------            -------         --------
Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock                                          $21                  $65                $112            $255
   T. Rowe Price Small Cap Value                                   $24                  $75                $128            $288
   Aggressive Growth Stock                                         $20                  $60                $104            $240
   International Growth                                            $25                  $78                $133            $298
   Franklin Templeton International Equity                         $22                  $67                $115            $261
   Index 400 Stock                                                 $18                  $54                $ 94            $219
   Growth Stock                                                    $19                  $58                $ 99            $230
   J.P. Morgan Select Growth and Income                            $20                  $62                $106            $245
     Stock
   Capital Guardian Domestic Equity                                $22                  $67                $116            $263
   Index 500 Stock                                                 $16                  $51                $ 87            $206
   Asset Allocation                                                $22                  $67                $116            $263
   Balanced                                                        $17                  $54                $ 92            $216
   High Yield Bond                                                 $20                  $60                $104            $240
   Select Bond                                                     $17                  $54                $ 92            $216
   Money Market                                                    $17                  $54                $ 92            $216
Russell Insurance Funds
   Multi-Style Equity                                              $24                  $73                $125            $281
   Aggressive Equity                                               $27                  $83                $142            $315
   Non-U.S.                                                        $27                  $85                $146            $323
   Real Estate Securities                                          $25                  $77                $132            $296
   Core Bond                                                       $22                  $70                $120            $272


The purpose of the table above is to assist a Contract Owner in understanding the expenses paid by the Account and the Portfolios and Funds and borne by investors in the Contracts. The sales load for a Front Load Contract depends on the amount of cumulative purchase payments. For the Back Load Contract the mortality and expense risk charge and the withdrawal charge depend on the length of time funds have been held under the Contract and the amounts held. We guarantee the current mortality and expense risk charges for five years from the date of this prospectus. Thereafter, we reserve the right to increase the mortality and expense risk charges to a maximum annual rate of 0.75% for the Front Load Contract and 1.50% for the Back Load Contract. The table shows the maximum current charges for both the mortality and expense risk charge and the withdrawal charge for the first five years. The expenses for the ten years shown in the table are the maximum expenses if we increase the mortality and expense risk charge after five years. There is no withdrawal charge when a variable payment plan is selected, but we may make a withdrawal charge in some circumstances when a fixed payment plan is selected. See "Withdrawal Charge", p.
23. The $30 annual Contract fee is reflected as 0.01% for the Front Load Contract and 0.15% for the Back Load Contract based on the annual Contract fees collected divided by the average assets of the Division. The Contracts provide for charges for transfers between the Divisions of the Account and for premium taxes, but we are not currently making such charges. See "Transfers Between Divisions and Payment Plans", p. 19 and "Deductions", p. 22, for additional information about expenses for the Contracts. The expenses shown in the table for the Portfolios and Funds show the annual expenses for each, as a percentage of their average net assets, based on 2000 operations for the Portfolios and their predecessors and the Funds. Expenses for each of the Russell Insurance Funds reflect fee waivers and expense reimbursements that the Funds' adviser has voluntarily agreed to make for the year 2001. These may be changed at any time without notice. Absent the fee waivers and expense reimbursements the expenses would be higher. See the disclosure on page 4.

The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown, subject to the guarantees of the Contracts.

The tables on the following pages present the accumulation unit values for Contracts issued prior to the date of this prospectus. The Contracts issued prior to the date of this prospectus are different in certain material respects from Contracts offered currently. The values shown below for Back Load Contracts issued on or after December 17, 1981 and prior to March 31, 2000 are calculated on the same basis as those for the Class B Accumulation Units for the Back Load Contracts described in this prospectus.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31,  2000

NORTHWESTERN MUTUAL SERIES FUND, INC.


                                                                 FOR THE NINE
                                                                 MONTHS ENDED
                                                                 DEC. 31, 2000
                                                                 -------------
SMALL CAP GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                                           $       1.00
   End of Period                                                 $       .904
  Back Load Version
   Beginning of Period                                           $      2.163
   End of Period                                                 $      1.945
  Number of Units
   Outstanding, End of Period
   Front Load                                                          87,187
   Back Load                                                           69,946

AGGRESSIVE GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                                           $       1.00
   End of Period                                                 $       .902
  Back Load Version
   Beginning of Period                                           $      6.323
   End of Period                                                 $      5.671
  Number of Units
   Outstanding, End of Period
   Front Load                                                          54,097
   Back Load                                                           35,017

FRANKLIN TEMPLETON INTERNATIONAL EQUITY DIVISION                 $       1.00
  Front Load Version                                             $       .996
   Beginning of Period
   End of Period                                                 $      2.274
  Back Load Version                                              $      2.251
   Beginning of Period
   End of Period
  Number of Units                                                      24,076
   Outstanding, End of Period                                          42,413
   Front Load
   Back Load

INDEX 400 STOCK DIVISION
  Front Load Version
   Beginning of Period                                           $       1.00
   End of Period                                                 $      1.036
  Back Load Version
   Beginning of Period                                           $      1.258
   End of Period                                                 $      1.295
  Number of Units
   Outstanding, End of Period
   Front Load                                                         114,473
   Back Load                                                           48,800

GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                                           $       1.00
   End of Period                                                 $       .917
  Back Load Version
   Beginning of Period                                           $      3.182
   End of Period                                                 $      2.902
  Number of Units
   Outstanding, End of Period
   Front Load                                                          30,267
   Back Load                                                           63,702

J.P. MORGAN  SELECT GROWTH AND INCOME STOCK  DIVISION            $       1.00
  Front Load Version                                             $       .887
   Beginning of Period
   End of Period                                                 $      2.633
  Back Load Version                                              $      2.323
   Beginning of Period
   End of Period
  Number of Units                                                      31,529
   Outstanding, End of Period                                          15,035
   Front Load
   Back Load

   INDEX 500 STOCK DIVISION
     Front Load Version
      Beginning of Period                                        $       1.00
      End of Period                                              $       .888
     Back Load Version
      Beginning of Period                                        $      4.916
      End of Period                                              $      4.344
     Number of Units
      Outstanding, End of Period
      Front Load                                                       24,617
      Back Load                                                        54,215

   BALANCED DIVISION
     Front Load Version
      Beginning of Period                                        $       1.00
      End of Period                                              $       .973
     Back Load Version
      Beginning of Period                                        $      7.577
      End of Period                                              $      7.332
     Number of Units
      Outstanding, End of Period
      Front Load                                                       52,519
      Back Load                                                        46,538

   HIGH YIELD BOND DIVISION
     Front Load Version
      Beginning of Period                                        $       1.00
      End of Period                                              $       .963
     Back Load Version
      Beginning of Period                                        $      1.495
      End of Period                                              $      1.432
     Number of Units
      Outstanding, End of Period
      Front Load                                                           --
      Back Load                                                         6,687

   SELECT BOND DIVISION
     Front Load Version
      Beginning of Period                                        $       1.00
      End of Period                                              $      1.079
     Back Load Version
      Beginning of Period                                        $      7.029
      End of Period                                              $      7.542
     Number of Units
      Outstanding, End of Period
      Front Load                                                          537
      Back Load                                                         4,112

   MONEY MARKET DIVISION
     Front Load Version
      Beginning of Period                                        $       1.00
      End of Period                                              $      1.044
     Back Load Version
      Beginning of Period                                        $      2.551
      End of Period                                              $      2.649
     Number of Units
      Outstanding, End of Period
      Front Load                                                          538
      Back Load                                                        22,631

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 2000 (CONTINUED)

RUSSELL INSURANCE FUNDS

                                                            FOR THE NINE
                                                            MONTHS ENDED
                                                            DEC. 31, 2000
                                                            -------------
MULTI-STYLE EQUITY DIVISION
Front Load Version
 Beginning of Period                                         $      1.00
 End of Period                                               $      .880
Back Load Version
 Beginning of Period                                         $     1.056
 End of Period                                               $      .925
Number of Units
Outstanding, End of Period
 Front Load                                                        1,678
 Back Load                                                        17,408

AGGRESSIVE EQUITY DIVISION
Front Load Version
 Beginning of Period                                         $      1.00
 End of Period                                               $      .930
Back Load Version
 Beginning of Period                                         $     1.166
 End of Period                                               $     1.079
Number of Units
Outstanding, End of Period
 Front Load                                                       17,481
 Back Load                                                        18,584

NON-U.S. DIVISION
Front Load Version
 Beginning of Period                                         $      1.00
 End of Period                                               $      .851
Back Load Version
 Beginning of Period                                         $     1.242
 End of Period                                               $     1.050
Number of Units
Outstanding, End of Period
 Front Load                                                       11,781
 Back Load                                                        30,216


REAL ESTATE SECURITIES DIVISION
Front Load Version
 Beginning of Period                                         $      1.00
 End of Period                                               $     1.241
Back Load Version
 Beginning of Period                                         $      .937
 End of Period                                               $     1.156
Number of Units
Outstanding, End of Period
 Front Load                                                       60,731
 Back Load                                                         5,538

CORE BOND DIVISION
Front Load Version
 Beginning of Period                                         $      1.00
 End of Period                                               $     1.075
Back Load Version
 Beginning of Period                                         $      .999
 End of Period                                               $     1.068
Number of Units
Outstanding, End of Period
 Front Load                                                           --
 Back Load                                                        12,988

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                              FOR THE YEARS ENDED DECEMBER 31                       FOR THE NINE
                                       ------------------------------------------------------------------------    MONTHS ENDED
                                       2000           1999            1998             1997            1996        DEC. 31, 1995
                                       ----           ----            ----             ----            ----        -------------
SMALL CAP GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period*               $     1.856   $     1.000            --               --               --              --
   End of Period                      $     1.973   $     1.856            --               --               --              --
  Back Load Version
   Beginning of Period*               $     1.846   $     1.000            --               --               --              --
   End of Period                      $     1.945   $     1.846            --               --               --              --
  Number of Units
   Outstanding, End of Period
   Front Load                             321,211       149,996            --               --               --              --
   Back Load                            1,675,122       481,140            --               --               --              --


AGGRESSIVE GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                $     2.662   $     1.859   $     1.735     $      1.530     $      1.305
   End of Period                      $     2.815   $     2.662   $     1.859     $      1.735     $      1.530     $     1.000
  Back Load Version                   $     1.305
   Beginning of Period                $     5.408   $     3.808   $     3.585     $      3.188     $      2.743
   End of Period                      $     5.671   $     5.408   $     3.808     $      3.585     $      3.188     $     2.115
  Number of Units                     $     2.743
   Outstanding, End of Period
   Front Load                                         1,322,419     1,185,824        1,195,051          832,513         568,732
   Back Load                            3,831,806     3,585,337     3,703,653        2,962,218        1,734,023         255,895
                                                                                                                        407,729

FRANKLIN TEMPLETON INTERNATIONAL
EQUITY
  DIVISION                            $     1.964   $     1.605   $     1.537     $      1.374     $      1.140     $     1.000
  Front Load Version                  $     1.941   $     1.964   $     1.605     $      1.537     $      1.374     $     1.140
   Beginning of Period
   End of Period                      $     2.298   $     1.893   $     1.829     $      1.649     $       1.38     $     1.218
  Back Load Version                   $     2.251   $     2.298   $     1.893     $      1.829     $      1.649     $     1.380
   Beginning of Period
   End of Period
  Number of Units                         950,116       727,940       669,024          575,775          286,469          32,573
   Outstanding, End of Period           3,242,296     3,063,127     3,028,502        2,488,184        1,281,128         374,986
   Front Load
   Back Load


INDEX 400 STOCK DIVISION
  Front Load Version
   Beginning of Period*               $     1.125   $     1.000            --               --               --              --
   End of Period                      $     1.314   $     1.125            --               --               --              --
  Back Load Version
   Beginning of Period*               $     1.119   $     1.000            --               --               --              --
   End of Period                      $     1.295   $     1.119            --               --               --              --
  Number of Units
   Outstanding, End of Period
   Front Load                             226,675       162,971            --               --               --              --
   Back Load                            1,069,393       388,194            --               --              --'              --


GROWTH STOCK DIVISION
  Front Load Version
   Beginning of Period                $     2.898   $     2.375   $     1.883     $      1.456     $      1.209     $     1.000
   End of Period                      $     2.815   $     2.898   $     2.375     $      1.883     $      1.456     $     1.209
  Back Load Version
   Beginning of Period                $     3.013   $     2.491   $     1.991     $      1.552     $      1.300     $     1.082
   End of Period                      $     2.902   $     3.013   $     2.491     $      1.991     $      1.552     $     1.300
  Number of Units
   Outstanding, End of Period
   Front Load                             688,920       613,097       447,934          422,029          257,158         103,292
   Back Load                            3,697,631     3,381,484     2,761,432        1,870,296          922,390         227,218


J.P. MORGAN SELECT GROWTH AND
INCOME
  STOCK DIVISION                      $     2.431   $     2.271   $     1.852     $      1.430     $      1.197     $     1.000
  Front Load Version                  $     2.253   $     2.431   $     2.271     $      1.852     $      1.430     $     1.197
   Beginning of Period
   End of Period                      $     2.528   $     2.382   $     1.959     $      1.525     $      1.287     $     1.083
  Back Load Version                   $     2.323   $     2.528   $     2.382     $      1.959     $      1.525     $     1.287
   Beginning of Period
   End of Period
  Number of Units                         721,964       757,434       736,836          540,977          208,323         114,414
   Outstanding, End of Period           3,046,744     3,306,924     3,046,517        1,940,827        1,215,721         310,321
   Front Load
   Back Load


* The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31, 1995 AND PRIOR TO MARCH 31, 2000 (CONTINUED)

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                              FOR THE YEARS ENDED DECEMBER 31                        FOR THE NINE
                                  ----------------------------------------------------------------------------      MONTHS ENDED
                                       2000             1999            1998             1997            1996        DEC. 31, 1995
                                       ----             ----            ----             ----            ----        -------------
INDEX 500 STOCK DIVISION
  Front Load Version
   Beginning of Period            $     3.128        $     2.597     $     2.026     $    1.527     $    1.249        $   1.000
   End of Period                  $     2.843        $     3.128     $     2.597     $    2.026     $    1.527        $   1.249
  Back Load Version
   Beginning of Period            $     4.820        $     4.037     $     3.175     $    2.414     $    1.991        $   1.604
   End of Period                  $     4.344        $     4.820     $     4.037     $    3.175     $    2.414        $   1.991
  Number of Units
   Outstanding, End of Period
   Front Load                       1,267,405          1,247,611       1,057,935        690,248        454,096          278,235
   Back Load                        5,436,581          5,417,756       4,504,322      3,279,176      1,970,961          471,752


BALANCED DIVISION
  Front Load Version
   Beginning of Period            $     2.118        $     1.912     $     1.615     $    1.334     $    1.181        $   1.000
   End of Period                  $     2.106        $     2.118     $     1.912     $    1.615     $    1.334        $   1.181
  Back Load Version
   Beginning of Period            $     7.436        $     6.771     $     5.768     $    4.806     $    4.290        $   3.655
   End of Period                  $     7.332        $     7.436     $     6.771     $    5.768     $    4.806        $   4.290
  Number of Units
   Outstanding, End of Period
   Front Load                       1,936,777          1,800,477       1,768,955      1,296,330        786,271          164,302
   Back Load                        2,907,554          2,897,246       2,565,265      2,109,606      1,347,427          372,457


HIGH YIELD BOND DIVISION
  Front Load Version
   Beginning of Period            $     1.483        $     1.496     $     1.530     $    1.326     $    1.112        $   1.000
   End of Period                  $     1.409        $     1.483     $     1.496     $    1.530     $    1.326        $   1.112
  Back Load Version
   Beginning of Period            $     1.520        $     1.546     $     1.595     $    1.394     $    1.178        $   1.067
   End of Period                  $     1.432        $     1.520     $     1.546     $    1.595     $    1.394        $   1.178
  Number of Units
   Outstanding, End of Period
   Front Load                         278,582            380,690         400,132         95,718         55,625               --
   Back Load                        1,154,997          1,174,446       1,400,604        967,118        572,121          138,470


SELECT BOND DIVISION
  Front Load Version
   Beginning of Period            $     1.331        $     1.350     $     1.266     $    1.161     $    1.129        $   1.000
   End of Period                  $     1.461        $     1.331     $     1.350     $    1.266     $    1.161        $   1.129
  Back Load Version
   Beginning of Period            $     6.929        $     7.088     $     6.703     $    6.201     $    6.078        $   5.419
   End of Period                  $     7.542        $     6.929     $     7.088     $    6.703     $    6.201        $   6.078
  Number of Units
   Outstanding, End of Period
   Front Load                         352,753            214,565         159,609         72,941         38,713           26,732
   Back Load                          353,449            364,139         368,314        271,027        182,907           50,828


MONEY MARKET DIVISION
  Front Load Version
   Beginning of Period            $     1.259        $     1.203     $     1.146     $    1.091     $    1.040        $   1.000
   End of Period                  $     1.333        $     1.259     $     1.203     $    1.146     $    1.091        $   1.040
  Back Load Version
   Beginning of Period            $     2.523        $     2.431     $     2.335     $    2.241     $    2.156        $   2.086
   End of Period                  $     2.649        $     2.523     $     2.431     $    2.335     $    2.241        $   2.156
  Number of Units
   Outstanding, End of Period
   Front Load                       1,852,761          1,980,615       1,564,597      1,439,686      1,843,605          327,441
   Back Load                        1,397,046          1,892,502       1,515,128      1,081,227      1,123,081          379,473

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED ON OR AFTER MARCH 31,1995 AND PRIOR TO MARCH 31, 2000
(CONTINUED)

RUSSELL INSURANCE FUNDS

                                         FOR THE           FOR THE EIGHT
                                        YEAR ENDED         MONTHS ENDED
                                       DEC. 31, 2000       DEC. 31, 1999
                                     ----------------    ----------------
MULTI-STYLE EQUITY DIVISION
Front Load Version
 Beginning of Period*                $        1.073      $        1.000
 End of Period                       $         .938      $        1.073
Back Load Version
 Beginning of Period*                $        1.067      $        1.000
 End of Period                       $         .925      $        1.067
Number of Units
Outstanding, End of Period
 Front Load                                 653,396             321,514
 Back Load                                1,250,824             535,268

AGGRESSIVE EQUITY DIVISION
Front Load Version
 Beginning of Period*                $        1.106      $        1.000
 End of Period                       $        1.094      $        1.106
Back Load Version
 Beginning of Period*                $        1.100      $        1.000
 End of Period                       $        1.079      $        1.100
Number of Units
Outstanding, End of Period
 Front Load                                 205,450              87,678
 Back Load                                  558,206             182,385

NON-U.S. DIVISION
Front Load Version
 Beginning of Period*                $        1.250      $        1.000
 End of Period                       $        1.065      $        1.250
Back Load Version
 Beginning of Period*                $        1.243      $        1.000
 End of Period                       $        1.050      $        1.243
Number of Units
Outstanding, End of Period
 Front Load                                 239,460              81,105
 Back Load                                  734,746             205,407

REAL ESTATE SECURITIES DIVISION
Front Load Version
 Beginning of Period                 $         .925      $        1.000
 End of Period                       $        1.172      $         .925
Back Load Version
 Beginning of Period                 $         .920      $        1.000
 End of Period                       $        1.156      $         .920
Number of Units
Outstanding, End of Period
 Front Load                                  73,595              19,288
 Back Load                                  324,453              88,176

CORE BOND DIVISION
Front Load Version
 Beginning of Period                 $         .983      $        1.000
 End of Period                       $        1.083      $         .983
Back Load Version
 Beginning of Period                 $         .983      $        1.000
 End of Period                       $        1.068      $         .983
Number of Units
Outstanding, End of Period
 Front Load                                  35,410              26,817
 Back Load                                  310,796              93,910


*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                           FOR THE YEARS ENDED DECEMBER 31
                               --------------------------------------------------------------------------------------------
                                      2000         1999           1998              1997        1996              1995
                               -----------     -----------     -----------     -----------    -----------     -----------
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#         $     1.846     $     1.000              --              --             --              --
  End of Period                $     1.945     $     1.846              --              --             --              --
Number of Units
Outstanding, End of Period       5,885,472       1,898,627              --              --             --              --

AGGRESSIVE GROWTH STOCK
DIVISION

 Beginning of Period           $     5.408     $     3.808     $     3.585     $     3.188    $     2.743     $     1.994
 End of Period                 $     5.671     $     5.408     $     3.808     $     3.585    $     3.188     $     2.743
Number of Units
Outstanding, End of Period      13,812,637      14,666,263      18,213,135      20,861,309     21,479,837      19,083,707


FRANKLIN TEMPLETON
INTERNATIONAL
  EQUITY DIVISION
 Beginning of Period*          $     2.298     $     1.893     $     1.829     $     1.649    $     1.380     $     1.220
 End of Period                 $     2.251     $     2.298     $     1.893     $     1.829    $     1.649     $     1.380
Number of Units
Outstanding, End of Period      13,283,821      15,307,814      19,261,448      22,910,908     22,132,206      21,338,267


INDEX 400 STOCK DIVISION
  Beginning of Period#         $     1.119     $     1.000              --              --             --              --
  End of Period                $     1.295     $     1.119              --              --             --              --
Number of Units
  Outstanding, End of            3,499,606       1,241,398              --              --             --              --
    Period


GROWTH STOCK DIVISION
 Beginning of Period+          $     3.013     $     2.491     $     1.991     $     1.552    $     1.300     $     1.006
 End of Period                 $     2.902     $     3.013     $     2.491     $     1.991    $     1.552     $     1.300
Number of Units
Outstanding, End of Period       8,296,584       8,576,102       7,215,894       6,045,075      4,845,965       2,970,905


J.P. MORGAN SELECT GROWTH
AND INCOME STOCK DIVISION
 Beginning of Period+          $     2.528     $     2.382     $     1.959     $     1.525    $     1.287     $     0.994
 End of Period                 $     2.323     $     2.528     $     2.382     $     1.959    $     1.525     $     1.287
Number of Units
Outstanding, End of Period       6,946,403       9,502,862      10,866,893       8,963,724      7,054,484       5,605,215



INDEX 500 STOCK DIVISION
 Beginning of Period           $     4.820     $     4.037     $     3.175     $     2.414    $     1.991     $     1.469
 End of Period                 $     4.344     $     4.820     $     4.037     $     3.175    $     2.414     $     1.991
Number of Units
Outstanding, End of Period      17,587,215      20,900,522      21,467,931      21,531,879     20,092,060      18,961,291


BALANCED DIVISION
 Beginning of Period           $     7.436     $     6.771     $     5.768     $     4.806    $     4.290     $     3.436
 End of Period                 $     7.332     $     7.436     $     6.771     $     5.768    $     4.806     $     4.290
Number of Units
Outstanding, End of Period      29,328,998      35,440,432      40,487,926      44,638,127     48,457,793      52,575,295


HIGH YIELD BOND DIVISION
 Beginning of Period+          $     1.520     $     1.546     $     1.595     $     1.394    $     1.178     $     1.022
 End of Period                 $     1.432     $     1.520     $     1.546     $     1.595    $     1.394     $     1.178
Number of Units
Outstanding, End of Period       2,029,262       2,904,325       3,974,656       3,770,055      2,456,295       1,609,770


SELECT BOND DIVISION
 Beginning of Period           $     6.929     $     7.088     $     6.703     $     6.201    $     6.078     $     5.167
 End of Period                 $     7.542     $     6.929     $     7.088     $     6.703    $     6.201     $     6.078
Number of Units
Outstanding, End of Period       1,634,871       1,914,749       2,171,879       2,252,704      2,691,481       2,778,441


MONEY MARKET DIVISION
 Beginning of Period           $     2.523     $     2.431     $     2.335     $     2.241    $     2.156     $     2.063
 End of Period                 $     2.649     $     2.523     $     2.431     $     2.335    $     2.241     $     2.156
Number of Units
Outstanding, End of Period       6,248,637       7,329,873       6,699,739       6,270,333      7,029,739       7,896,022


                                                FOR THE YEARS ENDED DECEMBER 31
                                ------------------------------------------------------------
                                    1994           1993               1992           1991
                                -----------     -----------     ------------     -----------
SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                   --              --               --              --
  End of Period                          --              --               --              --
Number of Units
Outstanding, End of Period               --              --               --              --


AGGRESSIVE GROWTH STOCK
DIVISION

 Beginning of Period            $     1.915     $     1.628     $      1.556     $     1.010
 End of Period                  $     1.994     $     1.915     $      1.628     $     1.556
Number of Units
Outstanding, End of Period       17,290,856      11,319,698        7,939,571       3,208,965


FRANKLIN TEMPLETON
INTERNATIONAL
  EQUITY DIVISION
 Beginning of Period*           $     1.236     $     1.000               --              --
 End of Period                  $     1.220     $     1.236               --              --
Number of Units
Outstanding, End of Period       21,538,113       8,548,091               --              --


INDEX 400 STOCK DIVISION
  Beginning of Period#                   --              --               --              --
  End of Period                          --              --               --              --
Number of Units
  Outstanding, End of                    --              --               --              --
    Period


GROWTH STOCK DIVISION
 Beginning of Period+           $     1.000              --               --              --
 End of Period                  $     1.006              --               --              --
Number of Units
Outstanding, End of Period        1,311,686              --               --              --


J.P. MORGAN SELECT GROWTH
AND INCOME STOCK DIVISION

 Beginning of Period+           $     1.000              --               --              --
 End of Period                  $     0.994              --               --              --
Number of Units
Outstanding, End of Period        3,129,287              --               --              --


INDEX 500 STOCK DIVISION
 Beginning of Period            $     1.470     $     1.356     $      1.280     $     1.000
 End of Period                  $     1.469     $     1.470     $      1.356     $     1.280
Number of Units
Outstanding, End of Period       17,624,809      16,051,619        4,774,008       2,593,051


BALANCED DIVISION
 Beginning of Period            $     3.480     $     3.216     $      3.092     $     2.526
 End of Period                  $     3.436     $     3.480     $      3.216     $     3.092
Number of Units
Outstanding, End of Period       59,200,252      63,940,609       62,756,051      59,013,262


HIGH YIELD BOND DIVISION
 Beginning of Period+           $     1.000              --               --              --
 End of Period                  $     1.022              --               --              --
Number of Units
Outstanding, End of Period        1,215,989              --               --              --


SELECT BOND DIVISION
 Beginning of Period            $     5.384     $     4.941     $      4.677     $     4.052
 End of Period                  $     5.167     $     5.384     $      4.941     $     4.677
Number of Units
Outstanding, End of Period        2,923,557       2,937,137        2,667,880       2,087,901


MONEY MARKET DIVISION
 Beginning of Period            $     2.007     $     1.976     $      1.936     $     1.855
 End of Period                  $     2.063     $     2.007     $      1.976     $     1.936
Number of Units
Outstanding, End of Period        8,608,326       7,614,186        8,478,941       9,098,558

# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.

* The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.

+ The initial investments in the Growth Stock Division, J.P. Morgan Select Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED AFTER DECEMBER 16, 1981 AND PRIOR TO MARCH 31, 1995 (CONTINUED)

RUSSELL INSURANCE FUNDS

                                                 FOR THE          FOR THE EIGHT
                                                YEAR ENDED         MONTHS ENDED
                                              DEC. 31, 2000       DEC. 31, 1999
                                            ---------------       -------------
MULTI-STYLE EQUITY DIVISION
  Beginning of Period*                      $        1.067        $        1.000
  End of Period                             $         .925        $        1.067
Number of Units
  Outstanding, End of Period                     2,365,883             1,475,825

AGGRESSIVE EQUITY DIVISION
  Beginning of Period*                      $        1.100        $        1.000
  End of Period                             $        1.079        $        1.100
Number of Units
  Outstanding, End of Period                     1,455,003               760,721

NON-U.S. DIVISION
  Beginning of Period*                      $        1.243        $        1.000
  End of Period                             $        1.050        $        1.243
Number of Units
  Outstanding, End of Period                     2,019,287               813,542

REAL ESTATE SECURITIES DIVISION
  Beginning of Period*                      $         .920        $        1.000
  End of Period                             $        1.156        $         .920
Number of Units
  Outstanding, End of Period                       652,555               248,726

CORE BOND DIVISION
  Beginning of Period*                      $         .983        $        1.000
  End of Period                             $        1.068        $         .983
Number of Units
  Outstanding, End of Period                       728,086               580,967

*The initial investment was made on April 30, 1999.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981

NORTHWESTERN MUTUAL SERIES FUND, INC.

                                                                        FOR THE YEARS ENDED DECEMBER 31
                                     -----------------------------------------------------------------------------------
                                         2000              1999           1998               1997            1996
                                     ----------       ----------       ----------       ----------       ----------
 SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#               $    1.852       $    1.000               --               --               --
  End of Period                      $    1.961       $    1.852               --               --               --
 Number of Units
 Outstanding, End of Period             261,141           95,329               --               --               --


AGGRESSIVE GROWTH STOCK
DIVISION
 Beginning of Period                 $    5.658       $    3.965       $    3.714       $    3.286       $    2.813
 End of Period                       $    5.963       $    5.658       $    3.965       $    3.714       $    3.286
Number of Units
Outstanding, End of Period              388,193          370,788          479,410          640,838          890,850


FRANKLIN TEMPLETON
INTERNATIONAL EQUITY DIVISION
 Beginning of Period*                $    2.376       $    1.947       $    1.872       $    1.680       $    1.398
 End of Period                       $    2.339       $    2.376       $    1.947       $    1.872       $    1.680
Number of Units
Outstanding, End of Period              375,718          630,123          647,767        1,297,660        1,332,812


INDEX 400 STOCK DIVISION
  Beginning of Period#               $    1.123       $    1.000               --               --               --
  End of Period                      $    1.306       $    1.123               --               --               --
 Number of Units
  Outstanding, End of Period            288,383          167,651               --               --               --


GROWTH STOCK DIVISION
 Beginning of Period+                $    3.100       $    2.549       $    2.027       $    1.573       $    1.311
 End of Period                       $    3.000       $    3.100       $    2.549       $    2.027       $    1.573
Number of Units
Outstanding, End of Period              334,831          372,659          247,491          327,731          118,168


J.P. MORGAN SELECT GROWTH AND
  INCOME STOCK DIVISION
 Beginning of Period+                $    2.601       $    2.438       $    1.995       $    1.546       $    1.298
 End of Period                       $    2.402       $    2.601       $    2.438       $    1.995       $    1.546
Number of Units
Outstanding, End of Period              180,854          254,027          310,014          348,188           69,566


INDEX 500 STOCK DIVISION
 Beginning of Period                 $    5.043       $    4.202       $    3.289       $    2.488       $    2.042
 End of Period                       $    4.568       $    5.043       $    4.202       $    3.289       $    2.488
Number of Units
Outstanding, End of Period            5,706,738        6,687,760        7,343,357        8,175,537        9,600,286


BALANCED DIVISION
 Beginning of Period                 $    8.137       $    7.372       $    6.248       $    5.180       $    4.601
 End of Period                       $    8.063       $    8.137       $    7.372       $    6.248       $    5.180
Number of Units
Outstanding, End of Period            2,213,090        2,738,126        3,013,626        3,845,538        4,743,812


HIGH YIELD BOND DIVISION
 Beginning of Period+                $    1.563       $    1.582       $    1.624       $    1.412       $    1.188
 End of Period                       $    1.480       $    1.563       $    1.582       $    1.624       $    1.412
Number of Units
Outstanding, End of Period               80,510           77,269          183,181          600,752          428,588


SELECT BOND DIVISION
 Beginning of Period                 $    7.583       $    7.719       $    7.263       $    6.685       $    6.520
 End of Period                       $    8.295       $    7.583       $    7.719       $    7.263       $    6.685
Number of Units
Outstanding, End of Period              495,713          715,024          899,839        1,012,083        1,215,131


MONEY MARKET DIVISION
 Beginning of Period                 $    2.761       $    2.646       $    2.529       $    2.416       $    2.312
 End of Period                       $    2.913       $    2.761       $    2.646       $    2.529       $    2.416
Number of Units
Outstanding, End of Period              732,845          898,198        1,723,332          893,452        1,103,625


                                                                        FOR THE YEARS ENDED DECEMBER 31
                                     ------------------------------------------------------------------------------------
                                          1995               1994              1993               1992             1991
                                     -----------        -----------        -----------        ----------       ----------
 SMALL CAP GROWTH STOCK
DIVISION
  Beginning of Period#                        --                 --                 --                --               --
  End of Period                               --                 --                 --                --               --
 Number of Units
  Outstanding, End of Period                  --                 --                 --                --               --


AGGRESSIVE GROWTH STOCK
DIVISION
 Beginning of Period                 $     2.035        $     1.945        $     1.645        $    1.564       $    1.010
 End of Period                       $     2.813        $     2.035        $     1.945        $    1.645       $    1.564
Number of Units
Outstanding, End of Period               861,229            805,409            602,390           459,581          262,149


FRANKLIN TEMPLETON
INTERNATIONAL EQUITY DIVISION
 Beginning of Period*                $     1.230        $     1.240        $     1.000                --               --
 End of Period                       $     1.398        $     1.230        $     1.240                --               --
Number of Units
Outstanding, End of Period             1,166,796          1,529,309            912,421                --               --


INDEX 400 STOCK DIVISION
  Beginning of Period#                        --                 --                 --                --               --
  End of Period                               --                 --                 --                --               --
 Number of Units
  Outstanding, End of Period                  --                 --                 --                --               --


GROWTH STOCK DIVISION
 Beginning of Period+                $     1.009                 --                 --                --               --
 End of Period                       $     1.311                 --                 --                --               --
Number of Units
Outstanding, End of Period                 1,782                 --                 --                --               --


J.P. MORGAN SELECT GROWTH AND
  INCOME STOCK DIVISION
 Beginning of Period+                $     0.997                 --                 --                --               --
 End of Period                       $     1.298                 --                 --                --               --
Number of Units
Outstanding, End of Period                 9,498                 --                 --                --               --


INDEX 500 STOCK DIVISION
 Beginning of Period                 $     1.499        $     1.492        $     1.370        $    1.287       $    1.000
 End of Period                       $     2.042        $     1.499        $     1.492        $    1.370       $    1.287
Number of Units
Outstanding, End of Period            10,111,615         10,735,943         12,320,684           242,871           33,349


BALANCED DIVISION
 Beginning of Period                 $     3.667        $     3.695        $     3.398        $    3.250       $    2.642
 End of Period                       $     4.601        $     3.667        $     3.695        $    3.398       $    3.250
Number of Units
Outstanding, End of Period             5,651,599          6,525,821          7,060,303         8,324,438        8,795,056


HIGH YIELD BOND DIVISION
 Beginning of Period+                $     1.025                 --                 --                --               --
 End of Period                       $     1.188                 --                 --                --               --
Number of Units
Outstanding, End of Period                    --                 --                 --                --               --


SELECT BOND DIVISION
 Beginning of Period                 $     5.515        $     5.719        $     5.222        $    4.918       $    4.239
 End of Period                       $     6.520        $     5.515        $     5.719        $    5.222       $    4.918
Number of Units
Outstanding, End of Period             1,172,420          1,266,751          1,389,667         1,411,347        1,590,698


MONEY MARKET DIVISION
 Beginning of Period                 $     2.201        $     2.131        $     2.088        $    2.035       $    1.940
 End of Period                       $     2.312        $     2.201        $     2.131        $    2.088       $    2.035
Number of Units
Outstanding, End of Period             1,264,988          1,020,911            788,050         1,231,018        1,393,920



# The initial investments in the Small Cap Growth Stock Division and Index 400 Stock Division were made on April 30, 1999.

* The initial investment in the Franklin Templeton International Equity Division was made on April 30, 1993.

+ The initial investments in the Growth Stock Division, J.P. Morgan Select Growth and Income Stock Division, and High Yield Bond Division were made on May 3, 1994.

ACCUMULATION UNIT VALUES
CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 (CONTINUED)

RUSSELL INSURANCE FUNDS

                                         FOR THE          FOR THE EIGHT
                                        YEAR ENDED        MONTHS ENDED
                                       DEC. 31, 2000      DEC. 31, 1999
                                       -------------      -------------
MULTI-STYLE EQUITY DIVISION
  Beginning of Period*                 $     1.071        $     1.000
  End of Period                        $      .932        $     1.071
Number of Units
  Outstanding, End of Period                60,062              7,554

AGGRESSIVE EQUITY DIVISION
  Beginning of Period*                 $     1.104        $     1.000
  End of Period                        $     1.088        $     1.104
Number of Units
  Outstanding, End of Period                58,734              7,374

NON-U.S. DIVISION
  Beginning of Period*                 $     1.247        $     1.000
  End of Period                        $     1.059        $     1.247
Number of Units
  Outstanding, End of Period                51,562             12,237

REAL ESTATE SECURITIES DIVISION
  Beginning of Period*                 $      .923        $     1.000
  End of Period                        $     1.165        $      .923
Number of Units
  Outstanding, End of Period                25,461              4,656

CORE BOND DIVISION
  Beginning of Period*                 $      .986        $     1.000
  End of Period                        $     1.077        $      .986
Number of Units
  Outstanding, End of Period                22,616              2,618

*The initial investment was made on April 30, 1999.


--------------------------------------------------------------------------------
THE COMPANY

The Northwestern Mutual Life Insurance Company was organized by a special act of the Wisconsin Legislature in 1857. It is the nation's fifth largest life insurance company, based on total assets in excess of $92 billion on December 31, 2000, and is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 6,000 full time producing agents. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual.

--------------------------------------------------------------------------------
NML VARIABLE ANNUITY ACCOUNT A

We established the Account on February 14, 1968 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law.

The Account has twenty Divisions. The money you invest to provide variable benefits under your Contract is placed in one or more of the Divisions as you direct.

Under Wisconsin law, the investment operations of the Account are kept separate from our other operations. The values for your Contract will not be affected by income, gains or losses for the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Account for your Contract will determine the value of your Contract benefits and will not affect the rest of our business. The assets in the Account are reserved for you and other Contract owners, although the assets belong to us and we do not hold the assets as a trustee. We and our creditors cannot reach those assets to satisfy other obligations until our obligations under your Contract have been satisfied. But all of our assets (except those we hold in some other separate accounts) are available to satisfy our obligations under your Contract.

The Account is not registered as an investment company under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
THE FUNDS

Northwestern Mutual Series Fund, Inc. is composed of fifteen separate portfolios which operate as separate mutual funds. The portfolios are the Small Cap Growth Stock Portfolio, T. Rowe Price Small Cap Value Portfolio, Aggressive Growth Stock Portfolio, International Growth Portfolio, Franklin Templeton International Equity Portfolio, Index 400 Stock Portfolio, Growth Stock Portfolio, J.P. Morgan Select Growth and Income Stock Portfolio, Capital Guardian Domestic Equity Portfolio, Index 500 Stock Portfolio, Asset Allocation Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio, and Money Market Portfolio. The Account buys shares of each Portfolio at net asset value, that is, without any sales charge.

Northwestern Mutual Investment Services, LLC ("NMIS"), our wholly-owned company, is the investment adviser to the Fund. We provide the people and facilities that NMIS uses in performing its investment advisory functions, and we are a party to the investment advisory agreement. NMIS has retained J.P. Morgan Investment Management, Inc. and Templeton Investment Counsel, LLC under investment sub-advisory agreements to provide investment advice to the J.P. Morgan Select Growth and Income Stock Portfolio and the Franklin Templeton International Equity Portfolio.

The Russell Insurance Funds include five separate portfolios which operate as separate mutual funds. These are the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Real Estate Securities Fund and Core Bond Fund. The Account buys shares of each of the Russell Insurance Funds at net asset value, that is, without any sales charge.

The assets of each of the Russell Insurance Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Insurance Funds. Russell is our majority-owned subsidiary.

FOR MORE INFORMATION REGARDING THE MUTUAL FUNDS, INCLUDING INFORMATION ABOUT THEIR INVESTMENT OBJECTIVES AND EXPENSES, SEE THE PROSPECTUSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC. AND RUSSELL INSURANCE FUNDS ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE MUTUAL FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST IN THE CONTRACTS.

--------------------------------------------------------------------------------
THE CONTRACTS

PURCHASE PAYMENTS UNDER THE CONTRACTS

AMOUNT AND FREQUENCY A purchase payment is the money you give us to pay for your Contract. You may make purchase payments monthly, quarterly, semiannually, annually or on any other frequency acceptable to us.

For Back Load Contracts the minimum amount for each purchase payment is $25. We will accept larger purchase payments than due, or payments at other times, but total purchase payments under any Contract may not exceed $5,000,000 without our consent. For Front Load Contracts the minimum initial purchase payment is $10,000. The minimum amount for each subsequent purchase payment is $25 for all Contracts.

Purchase payments may not exceed the applicable federal income tax limits. See "Federal Income Taxes", p. 21.

APPLICATION OF PURCHASE PAYMENTS We credit net purchase payments, after deduction of any sales load, to the Account and allocate them to one or more Divisions as you direct. We then invest those assets in shares of the Portfolio or Fund which corresponds to that Division.

We apply purchase payments to provide "Accumulation Units" in one or more Divisions. Accumulation Units represent your interest in the Account. There are Class A Accumulation Units and Class B Accumulation Units for the Back Load Contracts. We credit Class B Accumulation Units to your Back Load Contract each time you make a purchase payment. We convert Class B Accumulation Units to Class A Accumulation Units on a basis that reflects the cumulative amount of purchase payments and the length of time that the funds have been held under a Back Load Contract. See "Mortality Rate and Expense Risk Charges", p.

22. The number of Accumulation Units you receive for each net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a Division by the value of an Accumulation Unit in that Division, based upon the next valuation of the assets of the Division we make after we receive your purchase payment at our Home Office. Receipt of purchase payments at a lockbox facility we have designated will be considered the same as receipt at the Home Office. We value assets as of the close of trading on the New York Stock Exchange for each day the Exchange is open, and at any other time required by the Investment Company Act of 1940. An earlier cutoff time may apply for purchase payments received at a lockbox facility.

The number of your Accumulation Units will be increased by additional purchase payments or transfers into the Account and decreased by withdrawals or transfers out of the Account. The investment experience of the Account does not change the number (as distinguished from the value) of your Accumulation Units.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio or Fund). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio or Fund, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. (See "Net Investment Factor", p. 17.) Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

You may direct all or part of a purchase payment to the Guaranteed Interest Fund. Amounts you direct to the Guaranteed Interest Fund will be invested on a fixed basis. See "The Guaranteed Interest Fund", p. 20.

NET INVESTMENT FACTOR

For each Division the net investment factor for any period ending on a valuation date is 1.000000 plus the net investment rate for the Division for that period. Under the Contract the net investment rate is related to the assets of the Division. However, since all amounts are simultaneously invested in shares of the corresponding Portfolio or Fund when allocated to the Division, calculation of the net investment rate for each of the Divisions may also be based upon the change in value of a single share of the corresponding Portfolio or Fund.

Thus, for example, in the case of the Balanced Division the net investment rate is equal to (a) the change in the net asset value of a Balanced Portfolio share for the period from the immediately preceding valuation date up to and including the current valuation date, plus the per share amount of any dividends and other distributions made by the Balanced Portfolio during the valuation period, less a deduction for any applicable taxes or for any expenses resulting from a substitution of securities, (b) divided by the net asset value of a Balanced Portfolio share on the valuation date immediately preceding the current valuation date, (c) less an adjustment to provide for the deduction for mortality rate and expense risks that we have assumed. (See "Deductions", p. 22.)

The Portfolios and Funds will distribute investment income and realized capital gains to the Account Divisions. We will reinvest those distributions in additional shares of the same Portfolio or Fund. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Account.

BENEFITS PROVIDED UNDER THE CONTRACTS

The benefits provided under the Contracts consist of a withdrawal amount, a death benefit and a maturity benefit. Subject to the restrictions noted below, we will pay all of these benefits in a lump sum or under the payment plans described below.

WITHDRAWAL AMOUNT On or prior to the maturity date you are entitled to withdraw the Accumulation Units credited to your Contract and receive the value thereof less the applicable withdrawal charge. (See "Withdrawal Charge", p. 23.) The value, which may be either greater or less than the amount you paid, is based on the Accumulation Unit value next determined after we receive your written request for withdrawal on a form we provide. The forms are available from our Home Office and our agents. You may withdraw a portion of the Accumulation Units on the same basis, except that we will not grant a partial withdrawal which would result in a Contract value of less $2,000 remaining; we will treat a request for such a partial withdrawal as a request to surrender the entire Contract. Amounts distributed to you upon withdrawal of all or a portion of Accumulation Units may be subject to federal income tax. (See "Federal Income Taxes", p. 21.) A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55.

If annuity payments are being made under Payment Plan 1 the payee may surrender the Contract and receive the value of the Annuity Units credited to his Contract, less the applicable withdrawal charge. (See "Withdrawal Charge", p.
23) Upon death during the certain period of the payee under Plan 2 or both payees under Plan 3, the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See "Description of Payment Plans", p. 18.)

DEATH BENEFIT

1. Amount of the Death Benefit. If the Annuitant dies before the maturity date, the death benefit will not be less than the Contract value next determined after we receive proof of death at our Home Office. If the Primary Annuitant dies before his or her 75th birthday, the death benefit, where permitted by state law, will not be less than the amount of purchase payments we received, less withdrawals. There is no death benefit after annuity payments begin. See "Maturity Benefit", p. 18 and "Variable Payment Plans", p. 18.

An enhanced death benefit is available at extra cost. Prior to the first Contract anniversary the enhanced death benefit is equal to the total purchase payments received less any amounts withdrawn. On any Contract anniversary prior to the Primary Annuitant's 80th birthday, the enhanced death benefit is the Contract value on that date, but not less than what the enhanced death benefit was on the last preceding valuation date. On any other valuation date before the Primary Annuitant's 80th birthday, the enhanced death benefit will be the amount determined on the most recent Contract anniversary, plus purchase payments we receive thereafter, less withdrawals. On any valuation date on or after the Primary Annuitant's 80th birthday the enhanced death benefit will be the enhanced death benefit on the Contract anniversary immediately prior to the Primary Annuitant's 80th birthday increased by purchase payments we received and decreased by any amounts withdrawn after that Contract anniversary. We deduct the extra cost for the enhanced death benefit from the Contract value on each Contract anniversary while the enhanced death benefit is in effect. See "Enhanced Death Benefit Charge", p. 23. The enhanced death benefit is available for issue ages up to

65 and must be elected when the Contract is issued. The enhanced death benefit will remain in effect until the maturity date or the death of the Primary Annuitant or you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

2.  Distribution of the Death Benefit.

When the employee dies, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force, beginning with a value equal to the death benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and you may transfer it to the Divisions you choose. See "Transfers Between Divisions and Payment Plans", p. 19. The Owner, if living, or otherwise the beneficiary may elect to receive the death benefit in a lump sum or under a payment plan. See "Variable Payment Plans", below. If no contingent Annuitant has been named, the death benefit becomes payable to the Owner.

MATURITY BENEFIT Purchase payments under the Contract are payable until the maturity date specified in the Contract. You may select any date up to age 90 as the maturity date, subject to applicable tax and state law requirements, including the minimum distribution requirements (See "Minimum Distribution Requirements", p. 21). On the maturity date, if you have not elected any other permissible payment plan, we will change the maturity date to the Contract anniversary nearest the Annuitant's 90th birthday. On that date, if you have not elected any other permissible payment plan, we will pay the value of the Contract in monthly payments for life under a variable payment plan with payments certain for ten years.

VARIABLE PAYMENT PLANS

We will pay part or all of the benefits under a Contract under a variable payment plan you select. Under a variable plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. For a discussion of tax considerations and limitations regarding the election of payment plans, see "Federal Income Taxes", p. 21.

DESCRIPTION OF PAYMENT PLANS The following payment plans are available:

1. Payments for a Certain Period. An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year.

2. Life Annuity with or without Certain Period. An annuity payable monthly until the payee's death, or until the expiration of a selected certain period, whichever is later. After the payee's death during the certain period, if any, we will make payments as they are due to the designated contingent beneficiary. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period.

3. Joint and Survivor Life Annuity with Certain Period. An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer. We may limit the election of a payment plan to one that results in an initial payment of at least $50. A payment plan will continue even if payments fall to less than $50 after the payment plan begins.

From time to time we may establish payment plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other payment plans, with provisions and rates we publish for those plans.

AMOUNT OF ANNUITY PAYMENTS We will determine the amount of the first annuity payment on the basis of the particular payment plan you select, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. We will calculate the amount of the first annuity payment on a basis that takes into account the length of time over which we expect annuity payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the payment plan involves life contingencies. The first payment will be lower if the payment plan includes a longer certain period. Variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the interest of the Contract in each Division of the Account after annuity payments begin. Class A Accumulation Units become Class A Annuity Units and Class B Accumulated Units become Class B Annuity Units on the maturity date.

ASSUMED INVESTMENT RATE The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1/2%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law.

The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular payment plan, the amount of annuity payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of annuity payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of annuity payments would decrease.

A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

ADDITIONAL INFORMATION

TRANSFERS BETWEEN DIVISIONS AND PAYMENT PLANS You may change the allocation of purchase payments among the Divisions and transfer values from one Division to another both before and after annuity payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which Division or apportionment is best suited to your long-term investment needs.

You may at any time change the allocation of purchase payments among the Divisions by written notice to us. Purchase payments we receive at our Home Office on and after the date on which we receive the notice will be applied to provide Accumulation Units in one or more Divisions on the basis of the new allocation.

Before the effective date of a payment plan you may, upon written request, transfer Accumulation Units from one Division to another. After the effective date of a payment plan the payee may transfer Annuity Units from one Division to another. We will adjust the number of Accumulation or Annuity Units to be credited to reflect the respective value of the Accumulation and Annuity Units in each of the Divisions. For Accumulation Units the minimum amount which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. For each transfer beginning with the thirteenth in any Contract year we may deduct a transfer fee of $25 from the amount transferred. We currently make no charge for transfers.

If you contemplate the transfer of funds from one Division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time.

You may transfer amounts which you have invested on a fixed basis to any Division of the Account, and the value of Accumulation Units in any Division of the Account to the Guaranteed Interest Fund for investment on a fixed basis, subject to the restrictions described in the Contract. See "The Guaranteed Interest Fund", p. 20.

After the effective date of a payment plan which does not involve a life contingency (i.e., Plan 1) a payee may transfer to either form of life annuity at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first annuity payment under the new plan on the basis of the particular plan selected, the annuity payment rate and the Annuitant's adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We permit other transfers between payment plans subject to such limitations we may reasonably determine. Generally, however, we do not permit transfer from a payment plan involving a life contingency to a payment plan which does not involve the same life contingency.

You may make transfers from the Money Market Division at any time while a payment plan is in force. The Contracts provide that transfers between the other Divisions and transfers between payment plans may be made after the payment plan has been in force for at least 90 days and thereafter whenever at least 90 days have elapsed since the date of the last transfer. At present we permit transfers at any time. We will make the transfer as of the close of business on the valuation date coincident with or next following the date on which we receive the request for transfer at our Home Office, or at a later date you request.

GENDER-BASED ANNUITY PAYMENT RATES Federal law, and the laws of certain states, may require that annuity considerations and annuity payment rates be determined without regard to the sex of the Annuitant. Because we offer the Contracts for use with HR-10 Plans where these rules may have general application, the annuity payment rates in the Contracts do not distinguish between male and female Annuitants. However, Contracts with sex-distinct rates are available on request. Prospective purchasers of the Contracts should review any questions in this area with qualified counsel.

OWNERS OF THE CONTRACTS The Owner of the Contract has the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides. The Owner is ordinarily the retirement plan, but may be the employer or the Annuitant or other person. The Annuitant is the person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Annuitant. In this prospectus, "you" means the Owner or a prospective purchaser of the Contract.

DEFERMENT OF BENEFIT PAYMENTS We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable payment plan, until after the end of any period during which the right to redeem shares of either of the mutual funds is suspended, or payment of the redemption value is postponed, and for any period during which the New York Stock Exchange is closed or trading thereon is restricted or an emergency exists, so that valuation of the assets of the Fund or disposal of securities they hold is not reasonably practical; or as such deferment is otherwise permitted by applicable law.

DIVIDENDS The Contracts share in our divisible surplus, to the extent we determine annually, except while payments are being made under a variable payment plan. Distributions of divisible surplus are commonly referred to as "dividends". Any contributions to our divisible surplus would result from more favorable expense experience than we have assumed in determining the deductions. We do not expect the Contracts to make a significant contribution to our divisible surplus and we do not expect to pay dividends on the Contracts.

For the Back Load Contracts we reduce expense charges by converting Class B Accumulation Units to Class A Accumulation Units on larger, older Contracts. See "Mortality Rate and Expense Risk Charges", p. 22. The Contracts issued prior to the date of this prospectus do not include this conversion feature, and we currently pay dividends on some of those Contracts. See "Dividends for Contracts Issued Prior to March 31, 2000", p. 24.

SUBSTITUTION AND CHANGE Pursuant to authority of our Board of Trustees, (a) we may invest the assets of a Division in securities of another mutual fund or another issuer, instead of the Portfolio or Fund in which you have invested, as a substitute for the shares you already have or as the securities to be purchased in the future, or (b) we may modify the provisions of the Contracts to assure qualification for the benefits provided by the provisions of the Internal Revenue Code relating to retirement annuity or variable annuity contracts, or to comply with any other applicable federal or state laws. In the event of any such substitution or change, we may make appropriate endorsement on Contracts having an interest in the Account and take such other action as may be necessary to effect the substitution or change.

FIXED ANNUITY PAYMENT PLANS We will also pay Contract benefits under fixed annuity payment plans which are not described in this Prospectus. If you select a fixed annuity, we will cancel the Accumulation Units credited to your Deferred Contract, we will transfer the withdrawal value of the Contract to our general account, and you will no longer have any interest in the Account. We may make a withdrawal charge in determining the withdrawal value. (See "Withdrawal Amount", p. 17, and "Withdrawal Charge", p. 23)

FINANCIAL STATEMENTS Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.

--------------------------------------------------------------------------------
THE GUARANTEED INTEREST FUND

You may direct all or part of your purchase payments to the Guaranteed Interest Fund for investment on a fixed basis. You may transfer amounts previously invested in the Account Divisions to the Guaranteed Interest Fund, prior to the maturity date, and you may transfer amounts in the Guaranteed Interest Fund to the Account Divisions. In each case these transfers are subject, to the restrictions described in the Contract.

Amounts you invest in the Guaranteed Interest Fund become part of our general assets. In reliance on certain exemptive and exclusionary provisions, we have not registered interests in the Guaranteed Interest Fund under the Securities Act of 1933 and we have not registered the Guaranteed Interest Fund as an investment company under the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Fund nor any interests therein are generally subject to these Acts. We have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Fund. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Amounts you invest in the Guaranteed Interest Fund earn interest at rates we declare from time to time. We will guarantee the interest rate for each amount for at least one year. The interest rate will be at an annual effective rate of at least 3%. At the expiration of the period for which we guarantee the interest rate, a new interest rate may apply. We credit interest and compound it daily. We determine the effective date for a transaction involving the Guaranteed Interest Fund in the same manner as the effective date for a transaction involving a Division of the Account.

Investments in the Guaranteed Interest Fund are subject to a maximum limit of $1,000,000 ($250,000 in New York) without our prior consent. To the extent that a purchase payment or transfer from a Division of the Account causes the Contract's interest in the Guaranteed Interest Fund to exceed this maximum limit, we will place the amount of the excess in the Money Market Division and it will remain there until the you instruct us otherwise.

Transfers from the Guaranteed Interest Fund to the Account Divisions are subject to limits. After a transfer from the Guaranteed Interest Fund we will allow no further transfers from the Guaranteed Interest Fund for a period of 365 days; in addition, we will allow no further transfers back into the Guaranteed Interest Fund for a period of 90 days. The maximum amount that you may transfer from the Guaranteed Interest Fund in one transfer is the greater of (1) 25% of the amount that you had invested in the Guaranteed Interest Fund as of the last Contract anniversary preceding the transfer and (2) the amount of your most recent transfer from the Guaranteed Interest Fund. But in no event will this maximum transfer amount be less than $1,000 or more than $50,000. (The $50,000 limit does not apply in New York.)

The deduction for mortality rate and expense risks, as described below, is not assessed against amounts in the Guaranteed Interest Fund, and amounts in the Guaranteed Interest Fund do not bear any expenses of either of the mutual funds. Other charges under the Contracts apply for amounts in the Guaranteed Interest Fund as they are described in this prospectus for amounts you invest on a variable basis. (See "Deductions", p. 22). For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions.

--------------------------------------------------------------------------------
FEDERAL INCOME TAXES

We offer the Contracts only for use under tax-qualified plans meeting the requirements of Sections 401 and 403(a) of the Code. However, in the event Contracts should be issued pursuant to HR-10 Plans, trusts or custodial accounts which at the time of issuance are not qualified under the Code, some or all of the tax benefits described herein may be lost.

CONTRIBUTION LIMITS

Any employer, including a self-employed person, can establish a plan under
Section 401(a) or 403(a) for participating employees. As a general rule, annual contributions to a defined contribution plan made by the employer and the employee cannot exceed the lesser of $35,000 or 25% of compensation or earned income (up to $170,000, indexed).

Qualified plans are subject to minimum coverage, nondiscrimination and spousal consent requirements. In addition, "top heavy" rules apply if more than 60% of the contributions or benefits are allocated to certain highly compensated employees. Violations of the contribution limits or other requirements may disqualify the plan and/or subject the employer to taxes and penalties.

TAXATION OF CONTRACT BENEFITS

No tax is payable as a result of any increase in the value of a Contract until benefits from the Contract are received. Benefits received as annuity payments will be taxable as ordinary income when received in accordance with Section 72 of the Code. As a general rule, where an employee makes nondeductible contributions to the Plan, the payee may exclude from income that portion of each benefit payment which represents a return of the employee's "investment in the contract" as defined in Section 72 until the entire "investment in the contract" is recovered. In addition, a 10% penalty tax may be imposed on benefits paid in excess of the benefits provided under the Plan formula if the payee is or was a "5% owner" of the employer while a participant in the Plan.

Benefits paid in a form other than an annuity will be taxed as ordinary income when received except for that portion of the payment, if any, which represents a return of the employee's "investment in the contract." Benefits received as a "lump sum distribution" may be eligible for a separate tax averaging calculation and, with certain limited exceptions, all benefits are subject to the tax-free rollover provisions of the Code. A 10% penalty tax may be imposed on the taxable portion of premature payments of benefits (prior to age 59-1/2 or disability) unless payments are made after the employee separates from service and payments are either paid in substantially equal installments over the life or life expectancy of the employee or are paid on account of early retirement after age 55 or unless payments are made for medical expenses in excess of 7.5% of the employee's Adjusted Gross Income.

A loan from the Plan to an employee, other than an owner-employee, may be taxable as ordinary income depending on the amount and terms of the loan. A loan to an owner-employee is a prohibited transaction under the Code and could disqualify the Plan.

Benefit payments will be subject to mandatory 20% withholding unless (1) they are rolled over directly to another tax-qualified plan or an individual retirement arrangement, (2) they are paid in substantially equal installments over the life or life expectancy of the employee (or of the employee and the employee's beneficiary) or over a period of 10 years or more, or (3) they are "required minimum distributions."

MINIMUM DISTRIBUTION REQUIREMENTS As a general rule, the Plan is required to make certain required distributions to the employee during the employee's life and to the employee's beneficiary following the employee's death. A 50% penalty tax may be imposed on payments to the extent they are less than certain required minimum amounts.

The Plan must make the first required distribution by the "required beginning date" and subsequent required distributions by December 31 of that year and each year thereafter. Payments must be made over the life or life expectancy of the employee or the lives or life expectancies of the employee and the employee's beneficiary. The required beginning date is April 1 of the calendar year following the later of the calendar year in which the employee attains age 70-1/2 or, if the employee is not a "5% owner" of the employer, the calendar year in which the employee retires.

Upon the death of the employee, the Plan must make distributions under one of the following two rules.

If the employee dies on or after the required beginning date, any remaining interest of the employee must be distributed at least as rapidly as it was under the method of distribution in effect on the date of death.

If the employee dies before the required beginning date, the employee's entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the employee's death. If the employee's interest is payable to a beneficiary designated by the employee, the employee's interest may be paid over the life or life expectancy of that beneficiary, provided distribution begins by December 31 of the calendar year following the year of the employee's death. If the sole designated beneficiary is the employee's spouse, the spouse may roll over the Contract into an IRA owned by the spouse.

On January 11, 2001, the IRS released proposed regulations that simplify and change some of the required minimum distribution rules. Significant changes include the provision of a new uniform table to calculate the required minimum distributions during the employee's lifetime and the ability to calculate all post-death required distributions based on the designated beneficiary's life expectancy. The proposed regulations will be applicable for determining required minimum distributions for calendar years beginning on or after January 1, 2002, or, if the Plan is amended to adopt the new rules for determining required minimum distributions for calendar year 2001.

The rules governing Plan provisions, payments and deductions and taxation of distributions from such Plans and Trusts, as set forth in the Code and the regulations relating thereto, are complex and cannot be readily summarized. Furthermore, special rules are applicable in many situations, and prospective purchasers desiring to adopt an HR-10 pension or profit-sharing plan or trust should consult qualified tax counsel.

TAXATION OF NORTHWESTERN MUTUAL

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Account. We are currently making no charge. (See "Net Investment Factor", p. 17 and "Deductions", below.)

--------------------------------------------------------------------------------
DEDUCTIONS

We will make the following deductions:

SALES LOAD For the Front Load Contract we deduct a sales load from all purchase payments we receive. The sales load compensates us for the costs we incur in selling the Contracts. We base the deduction on cumulative purchase payments we have received and the rates in the table below:

Cumulative Purchase Payments
Paid Under the Contract                                   Rate
-----------------------                                   ----
First $100,000                                            4.5%
Next $400,000                                             2.0%
Next $500,000                                             1.0%
Balance over $1,000,000                                   0.5%

MORTALITY RATE AND EXPENSE RISK CHARGES

Amount of Mortality Rate and Expense Risk Charges. The net investment factor (see "Net Investment Factor", p. 17) we use in determining the value of Accumulation and Annuity Units reflects a deduction on each valuation date for mortality rate and expense risks we have assumed. For the Front Load Contract, the deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.5% of the assets of the Account. For the Back Load Contract the deduction for Class B Accumulation Units and Class B Annuity Units is at a current annual rate of 1.25% of the assets of the Account. For the Back Load Contracts the deduction for Class A Accumulation Units and Class A Annuity Units is at a current annual rate of 0.5% of the assets of the Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75% for the Front Load Contract, 1.50% for the Back Load Contract Class B Accumulation and Annuity Units, and 0.75% for the Back Load Contract Class A Accumulation and Annuity Units. We will not increase the deduction for mortality and expense risks for at least five years from the date of this prospectus.

Reduction in Mortality Rate and Expense Risk Charges. For the Back Load Contracts we convert Class B Accumulation Units to Class A Accumulation Units on a Contract anniversary if the Contract value is at least $25,000 and the purchase payment which paid for the Class B Accumulation Units has reached Category Zero, that is, its withdrawal charge rate is 0%. See "Withdrawal Charge" p. 23.

As a result of the conversion, the mortality rate and expense risks charge is reduced from 1.25% to 0.50% on these units based on current rates. The conversion amount includes the purchase payment in Category Zero and a proportionate share of investment earnings. We allocate the conversion amount proportionately to each Division, and we adjust the number of Accumulation Units in each Division to reflect the relative values for Class A and Class B Accumulation Units on the date of the conversion. The same conversion process and a similar result applies to amounts in the Guaranteed Interest Fund. We do not convert Class A Accumulation Units back to Class B Accumulation Units even if the value of your Contract falls below $25,000. We do not convert Annuity Units from Class B to Class A.

Risks and Expenses. The risks we assume are (a) the risk that annuity payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected, and (b) the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts. We assume these risks for the duration of the Contract. The deduction for these risks is the only expense item paid by the Account to date. The mutual funds pay expenses which are described in the attached prospectuses for the mutual funds.

The net investment factor also reflects the deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the mutual funds as described under "Substitution and Change", p. 20, and any applicable taxes, i.e., any tax liability we have paid or reserved for resulting from the maintenance or operation of a Division of the Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see "Taxation of Northwestern Mutual", p. 22), nor do we anticipate that maintenance or operation of the Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Account or to deduct any such tax liability in the computation of the net investment factor for such Contracts.

CONTRACT FEE On each Contract anniversary prior to the maturity date we make a deduction of $30 for administrative expenses relating to a Deferred Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. For purposes of allocating and deducting the annual Contract fee, we consider any investment in the Guaranteed Interest Fund as though it were an investment of the same amount in one of the Account Divisions. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving the charge, if the Contract value on the Contract anniversary is $25,000 or more.

WITHDRAWAL CHARGE

Withdrawal Charge Rates. For Back Load Contracts, a withdrawal charge free amount is available on a Contract if the Contract value is at least $10,000 on the Contract anniversary preceding the withdrawal. For each Contract year after the first one, the withdrawal charge free amount is 10% of the value of the Class B Accumulation Units on the last Contract anniversary. Otherwise, we will deduct a withdrawal charge for sales expenses if you withdraw Class B Accumulation Units for cash. We will base the withdrawal charge on the Categories and the Rates in the table below. We base the amount in each Category on cumulative purchase payments you have made and on the number of Contract anniversaries that have occurred since you made each purchase payment.


Category                                                        Rate
--------                                                        ----
Eight.....................................................      6%
Seven.....................................................      6
Six.......................................................      6
Five......................................................      5
Four......................................................      4
Three.....................................................      3
Two.......................................................      2


Category..................................................      Rate
--------                                                        ----
One.......................................................      1
Zero......................................................      0

The first $100,000 of total purchase payments paid over the life of the Contract start in Category Eight, the next $400,000 start in Category Four, and all additional purchase payments paid start in Category Two. As of each Contract anniversary, we move any amount in a Category to the next lower Category until the Contract anniversary on which that amount reaches Category Zero. The total withdrawal charge will be the sum of all the results calculated by multiplying the amount in each Category by the Rate for that Category. The amounts we use will be taken first from the withdrawal charge free amount; next from the Class A Accumulation Units; next from the Class B Accumulation Units in the order that produces the lowest withdrawal charge; and last from any remaining value in the contract. However, any amounts we use to determine the charge for a partial withdrawal will not be used to determine subsequent withdrawal charges.

Waiver of Withdrawal Charges. When we receive proof of death of the Primary Annuitant, we will waive withdrawal charges applicable at the date of death by moving purchase payments received prior to the date of death to Category Zero.

We will waive the withdrawal charge if the Primary Annuitant has a terminal illness, or is confined to a nursing home or hospital after the first contract year, in accordance with the terms of the Contract. You may not make purchase payments after we are given proof of a terminal illness or confinement.

We will make no withdrawal charge when you select a variable payment plan. However, we will make the withdrawal charge if you make a withdrawal, or partial withdrawal, within five years after the beginning of a variable payment plan which is not contingent on the payee's life (Plan 1).

For fixed payment plans the Contract provides for deduction of the withdrawal charge when the payment plan is selected. By current administrative practice, we will waive the withdrawal charge upon selection of a fixed payment plan for a certain period of 12 years or more (Plan 1) or any fixed payment plan which involves a life contingency (Plans 2 or 3) if you select the payment plan after the Contract has been in force for at least one full year.

ENHANCED DEATH BENEFIT CHARGE On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Account and the Guaranteed Interest Fund in proportion to the amounts you have invested.

PREMIUM TAXES The Contracts provide for the deduction of applicable premium taxes, if any, from purchase payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 1% of total purchase payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from purchase payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future.

EXPENSES FOR THE PORTFOLIOS AND FUNDS The expenses borne by the Portfolios and Funds in which the assets of the Account are invested are described in the prospectuses for Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds. See the prospectuses attached to this prospectus.

CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the period prior to March 31, 2000 and after March 31, 1995 we issued both Front Load Contracts and Back Load Contracts. For the Front Load Contracts the deduction for sales expenses is 4% on the first $100,000, 2% on the next $400,000, 1% the next $500,000, and 0.5%
on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The charge against Accumulation Units for mortality and expense risks is 0.4% of the assets of the Account, which we may raise to a maximum rate of 0.75%. The charge against Annuity Units for mortality and expense risks is zero, which we may raise to a maximum rate of 0.75%. For the Back Load Contracts there is a surrender charge of 8% on the first $100,000 of purchase payments, 4% on the next $400,000, 2% on the next $500,000, and 1% on purchase payments in excess of $1 million, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for these Contracts is 1.25% of the assets of the Account, which we may raise to a maximum annual rate of 1.50%. The Annual Contract fee is $30. We currently waive the Contract fee if the Contract value is $50,000 or more.

CONTRACTS ISSUED PRIOR TO MARCH 31, 1995 For Contracts issued prior to March 31, 1995 and after December 16, 1981 there is no front-end sales load but there is a surrender charge of 8% on the first $25,000 of purchase payments, 4% on the next $75,000 and 2% on purchase payments in excess of $100,000, based on total cumulative purchase payments paid under the Contract. The surrender charge applicable for each purchase payment reduces by 1% on each Contract anniversary. A withdrawal charge free amount is available, but the amount is limited by the excess of the Contract value over the cumulative purchase payments on the date of the withdrawal. The charge for mortality and expense risks for those Contracts is 1.25% of the assets of the Account. The annual Contract fee is the lesser of $30 or 1% of the Contract value. See the table of accumulation unit values on page 12.

CONTRACTS ISSUED PRIOR TO DECEMBER 17, 1981 For Contracts issued prior to December 17, 1981 there is no surrender charge, but purchase payments are subject to a deduction for sales expenses. The deduction is 8% on the first $5,000 received during a single Contract year as defined in the Contract, 4% on the next $20,000, 2% on the next $75,000 and 1% on the excess over $100,000. The charge for mortality and expense risks for these Contracts is 0.75% of the assets of the Account, which we may raise to a maximum annual rate of 1%. There is no annual Contract fee. See the table of accumulation unit values on page 14.

DIVIDENDS FOR CONTRACTS ISSUED PRIOR TO MARCH 31, 2000 During the year 2001 we are paying dividends on approximately 23% of the in-force variable annuity Contracts we issued prior to March 31, 2000. Dividends are not guaranteed to be paid in future years. The dividend amount is volatile since it is based on the average variable Contract value which is defined as the value of the Accumulation units on the last Contract anniversary adjusted to reflect any transactions since that date which increased or decreased the Contract's interest in the Account.

Dividends on these variable annuities arise principally as a result of more favorable expense experience than that which we assumed in determining deductions. Such favorable experience is generated primarily by older and/or larger Contracts, which have a mortality and expense risk charge of at least 0.75%. In general, we are not paying dividends on Contracts with an average variable Contract value of less than $25,000, and over half of those with a value above $25,000 will receive dividends. The expected dividend payout for the year 2001 represents about 0.52% of the average variable Contract value for those Contracts that will receive dividends. The maximum dividend we are paying on a specific contract is about 0.75%.

We pay any dividend for a Contract on the anniversary date of that Contract. We apply the dividend as a net purchase payment unless you elect to have the dividend paid in cash.

INTERNAL ANNUITY EXCHANGE As a matter of current practice, we permit owners of fixed dollar annuities we have previously issued to exchange those contracts for Front Load or Back Load Contracts without paying a second charge for sales expenses. This rule is subject to a number of exceptions and qualifications. We may change or withdraw it at any time.

In general, we permit only one such transaction in any 12-month period. Currently we make no charges on these transactions. Transactions on this basis are subject to a limit of 20% of the amount held under the fixed annuity contract in any 12-month period, but we are presently waiving this limit.

Amounts exchanged from a fixed contract which provides for a surrender charge are not charged for sales expenses when the exchange is effected. We place these amounts in the same withdrawal charge category under the new Back Load Contract as they were before.

We place exchange proceeds from fixed contracts which have no surrender charge provisions in the 0% withdrawal charge category. As an alternative, exchange proceeds from such a fixed contract may be added to a Front Load Contract or to a Deferred Contract issued prior to December 17, 1981 without any deduction for sales expenses.

Fixed annuity contracts (which are not described in this prospectus) are available in exchange for the Contracts on a comparable basis.

--------------------------------------------------------------------------------
DISTRIBUTION OF THE CONTRACTS

We sell the Contracts through individuals who are licensed insurance agents appointed by Northwestern Mutual and are registered representatives of Northwestern Mutual Investment Services, LLC, our wholly-owned company. Northwestern Mutual Investment Services, LLC is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Northwestern Mutual Investment Services, LLC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. Where state law requires, these agents will also be licensed securities salesmen. Commissions paid to the agents on sales of the Contracts will not exceed 4% of purchase payments.

            TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

                                                               PAGE
                                                               ----
DISTRIBUTION OF THE
  CONTRACTS.............................................        B-2

DETERMINATION OF ANNUITY
  PAYMENTS..............................................        B-2

    Amount of Annuity Payments..........................        B-2

    Annuity Unit Value..................................        B-3

    Illustrations of Variable Annuity
      Payments..........................................        B-3

VALUATION OF ASSETS OF THE
  ACCOUNT...............................................        B-4

TRANSFERABILITY RESTRICTIONS............................        B-4

EXPERTS.................................................        B-4

FINANCIAL STATEMENTS OF THE
  ACCOUNT (as of December 31, 2000
  and for each of the two years in
  the period ended December 31, 2000) ..................        B-5

Report of Independent Accountants
 (as of December 31, 2000
  and for each of the two years in
  the period ended December 31, 2000)...................        B-17

FINANCIAL STATEMENTS OF
  NORTHWESTERN MUTUAL
  (as of December 31, 2000 and 1999 and
  for each of the three years in the period
  ended December 31, 2000).............................         B-18

Report of Independent Accountants
  (as of December 31, 2000 and 1999 and
   for each of the three years in the period
   ended December 31, 2000)............................         B-29

      This Prospectus sets forth concisely the information about NML Variable Annuity Account A that a prospective investor ought to know before investing. Additional information about Account A has been filed with the Securities and Exchange Commission in a Statement of Additional Information which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from The Northwestern Mutual Life Insurance Company. To receive a copy, return the request form to the address listed below, or telephone 1-888-455-2232.



      TO:   The Northwestern Mutual Life Insurance Company

           Annuity and Accumulation Products Marketing Department
              Room E12J
           720 East Wisconsin Avenue
           Milwaukee, WI 53202

        Please send a Statement of Additional Information for NML Variable Annuity Account A to:

    Name
         --------------------------------------------------------------------

    Address
           ------------------------------------------------------------------



     City                               State                Zip
          ----------------------------       --------------     ---------------

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.


NORTHWESTERN  MUTUAL

INDIVIDUAL VARIABLE ANNUITY CONTRACTS
for Retirement Plans of Self-Employed Persons and Their Employees


NML VARIABLE ANNUITY ACCOUNT A

NORTHWESTERN MUTUAL SERIES FUND, INC.

RUSSELL INSURANCE FUNDS

Prospectuses


Investment Company Act File Nos. 811-3990 and 811-5371


[NORTHWESTERN MUTUAL LOGO]

PO Box 3095
Milwaukee  WI  53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION


                           VARIABLE ANNUITY CONTRACTS
       (for Retirement Plans of Self-Employed Persons and their Employees)

                         NML VARIABLE ANNUITY ACCOUNT A
                                (the "Account"),
                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")


            This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Contracts. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.


            The Date of the Prospectus to which this Statement of Additional Information Relates is July 31, 2001.



            The Date of this Statement of Additional Information is July 31,
            2001.

                          DISTRIBUTION OF THE CONTRACTS

    The Contracts are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS").

    NMIS may be considered the underwriter of the Contracts for purposes of the federal securities laws. The following amounts of commissions were paid on sales of the Contracts, including commissions on sales of variable annuity contracts to corporate pension plans, during each of the last three years:

                              Year         Amount
                              ----         ------
                              2000        $2,555,736
                              1999        $2,679,128
                              1998        $2,760,049

                        DETERMINATION OF ANNUITY PAYMENTS

      The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: "Variable Payment Plans", p. 18, including "Description of Payment Plans", p. 18, "Amount of Annuity Payments", p. 18, and "Assumed Investment Rate", p. 18; "Dividends",
p. 20; "Net Investment Factor", p. 17; and "Deductions", p. 22.

      AMOUNT OF ANNUITY PAYMENTS The amount of the first annuity payment under a variable Payment Plan will be determined on the basis of the particular Payment Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant's adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Payment Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 1983 a Table with age adjustment.

      Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of a Payment Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

      The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

      The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

      ANNUITY UNIT VALUE The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

      The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to neutralize the Assumed Investment Rate used in calculating the annuity rate tables.

      ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Payment Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

      (1)   Assumed number of Accumulation Units in
            Balanced Division on maturity date ................       25,000

      (2)   Assumed Value of an Accumulation Unit in
            Balanced Division at maturity......................    $2.000000

      (3)   Cash Value of Contract at maturity, (1) X (2)......    $  50,000

      (4)   Assumed applicable monthly payment rate per
            $1,000 from annuity rate table.....................    $    5.35

      (5)   Amount of first payment from Balanced Division,
            (3) X (4) divided by $1,000........................    $  267.50

      (6)   Assumed Value of Annuity Unit in
            Balanced Division at maturity......................    $1.500000

      (7)   Number of Annuity Units credited in
            Balanced Division, (5) divided by (6)..............       178.33


The $50,000 value at maturity provides a first payment from the Balanced Division of $267.50, and payments thereafter of the varying dollar value of
178.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 178.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be
178.33 multiplied by $1.501000, or $267.68.

      However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 178.33 X $1.499000, or $267.32.

      For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

                       VALUATION OF ASSETS OF THE ACCOUNT

      The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

                          TRANSFERABILITY RESTRICTIONS

      Ownership of a Contract cannot be changed or the Contract sold, assigned or pledged as collateral for a loan, or for any other purpose, to any person other than Northwestern Mutual; except, that if the Owner of the Contract is a trustee of an employee trust qualified under the Code, or the custodian of a custodial account treated as such, it may transfer the Contract to a successor trustee or custodian. In addition, the trustee or custodian, as well as the employer under a qualified non-trusted pension plan, may assign the Contract to an employee upon termination of employment.

                                     EXPERTS

      The financial statements of the Account as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 and of Northwestern Mutual as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

NML VARIABLE ANNUITY ACCOUNT A
Statement of Assets and Liabilities
December 31, 2000
(in thousands)


 ASSETS
   Investments at Market Value:
     Northwestern Mutual Series Fund, Inc.
       Small Cap Growth Stock
          8,778 shares (cost $17,681)........................    $ 16,293
       Aggressive Growth Stock
          23,891 shares (cost $84,660).......................     106,815
       International Equity
          24,699 shares (cost $39,875).......................      40,333
       Index 400 Stock
          6,261 shares (cost $7,422).........................       7,162
       Growth Stock
          15,412 shares (cost $34,938).......................      38,037
       Growth and Income Stock
          19,051 shares (cost $28,135).......................      26,081
       Index 500 Stock
          39,192 shares (cost $92,331).......................     133,526
       Balanced
          130,979 shares (cost $221,089).....................     266,410
       High Yield Bond
          7,432 shares (cost $6,677).........................       5,135
       Select Bond
          17,524 shares (cost $20,615).......................      20,275
       Money Market
          25,480 shares (cost $25,480).......................      25,480
     Russell Insurance Funds
       Multi-Style Equity
          290 shares (cost $4,560)...........................       4,097
       Aggressive Equity
          213 shares (cost $2,739)...........................       2,497
       Non-U.S.
          291 shares (cost $3,769)...........................       3,244
       Real Estate Securities
          124 shares (cost $1,240)...........................       1,328
       Core Bond
          118 shares (cost $1,142)...........................       1,186    $697,899
                                                                 --------
   Due from Sale of Fund Shares..............................                     665
                                                                             --------
            Total Assets.....................................                $698,564
                                                                             ========
 LIABILITIES
   Due to Participants.......................................                $    545
   Due to Northwestern Mutual Life Insurance Company.........                     665
                                                                             --------
            Total Liabilities................................                   1,210
                                                                             --------
 EQUITY (NOTE 8)
   Contracts Issued Prior to December 17, 1981...............                  59,961
   Contracts Issued After December 16, 1981 and Prior to
     March 31, 1995..........................................                 504,557
   Contracts Issued On or After March 31, 1995:
     Front Load Version......................................                  22,698
     Back Load Version.......................................                 108,157
   Contracts Issued On or After March 31, 2000:
     Front Load Version......................................                     503
     Back Load Version.......................................                   1,478
                                                                             --------
            Total Equity.....................................                 697,354
                                                                             --------
            Total Liabilities and Equity.....................                $698,564
                                                                             ========

    The Accompanying Notes are an Integral Part of the Financial Statements

NML VARIABLE ANNUITY ACCOUNT A
Statement of Operations
(in thousands)

                                                                          SMALL CAP GROWTH                AGGRESSIVE GROWTH
                                              COMBINED                     STOCK DIVISION#                  STOCK DIVISION
                                    ----------------------------    -----------------------------    ----------------------------
                                                                                    EIGHT MONTHS
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED         ENDED         YEAR ENDED      YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                        2000            1999            2000            1999             2000            1999
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income...............     $  56,065        $ 56,817        $   379          $  149          $ 13,412        $ 2,871
  Annuity Rate and Expense
    Guarantees..................         8,884           8,722            153              13             1,395          1,001
                                     ---------        --------        -------          ------          --------        -------
  Net Investment Income.........        47,181          48,095            226             136            12,017          1,870
                                     ---------        --------        -------          ------          --------        -------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Realized Gain (Loss) on
    Investments.................        56,764          51,300            827             550            11,257         10,360
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period......................      (120,838)          9,270         (1,850)            464           (18,313)        18,776
                                     ---------        --------        -------          ------          --------        -------
  Net Gain (Loss) on
    Investments.................       (64,074)         60,570         (1,023)          1,014            (7,056)        29,136
                                     ---------        --------        -------          ------          --------        -------
  Increase (Decrease) in Equity
    Derived from Investment
    Activity....................     $ (16,893)       $108,665        $  (797)         $1,150          $  4,961        $31,006
                                     =========        ========        =======          ======          ========        =======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                                                                                     GROWTH AND INCOME
    INTERNATIONAL EQUITY DIVISION    INDEX 400 STOCK DIVISION#       GROWTH STOCK DIVISION            STOCK DIVISION
    -----------------------------   ---------------------------   ---------------------------   ---------------------------
                                                   EIGHT MONTHS
     YEAR ENDED      YEAR ENDED      YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000            1999            2000           1999           2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------------
       $ 3,228         $6,194          $ 801           $ 30         $ 1,855         $1,225        $ 1,774        $ 4,191
           515            520             55              8             473            397            362            442
       -------         ------          -----           ----         -------         ------        -------        -------
         2,713          5,674            746             22           1,382            828          1,412          3,749
       -------         ------          -----           ----         -------         ------        -------        -------

         2,247          2,516            207             18           3,581          2,300             (2)         1,705
        (5,914)           193           (414)           154          (6,543)         3,411         (3,775)        (3,315)
       -------         ------          -----           ----         -------         ------        -------        -------
        (3,667)         2,709           (207)           172          (2,962)         5,711         (3,777)        (1,610)
       -------         ------          -----           ----         -------         ------        -------        -------
       $  (954)        $8,383          $ 539           $194         $(1,580)        $6,539        $(2,365)       $ 2,139
       =======         ======          =====           ====         =======         ======        =======        =======


      INDEX 500 STOCK DIVISION
     ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         2000           1999
---  ---------------------------
       $  6,161       $ 3,676
          1,722         1,766
       --------       -------
          4,439         1,910
       --------       -------
         19,865        13,204
        (39,225)       13,045
       --------       -------
        (19,360)       26,249
       --------       -------
       $(14,921)      $28,159
       ========       =======

NML VARIABLE ANNUITY ACCOUNT A
Statement of Operations
(in thousands)

                                    BALANCED DIVISION         HIGH YIELD BOND DIVISION        SELECT BOND DIVISION
                               ---------------------------   ---------------------------   ---------------------------
                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         (CONTINUED)               2000           1999           2000           1999           2000           1999
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend Income............    $ 24,058       $ 34,011        $ 611          $ 821          $1,463        $ 2,088
  Annuity Rate and Expense
    Guarantees...............       3,494          3,881           68             94             228            265
                                 --------       --------        -----          -----          ------        -------
  Net Investment Income......      20,564         30,130          543            727           1,235          1,823
                                 --------       --------        -----          -----          ------        -------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............      19,864         21,154         (756)          (847)           (333)           370
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period...................     (44,078)       (21,022)        (119)           (22)            830         (2,715)
                                 --------       --------        -----          -----          ------        -------
  Net Gain (Loss) on
    Investments..............     (24,214)           132         (875)          (869)            497         (2,345)
                                 --------       --------        -----          -----          ------        -------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity......    $ (3,650)      $ 30,262        $(332)         $(142)         $1,732        $  (522)
                                 ========       ========        =====          =====          ======        =======

                                  MONEY MARKET DIVISION
                               ---------------------------
                                YEAR ENDED     YEAR ENDED
                               DECEMBER 31,   DECEMBER 31,
         (CONTINUED)               2000           1999
-----------------------------  ---------------------------
INVESTMENT INCOME
  Dividend Income............     $1,609         $1,410
  Annuity Rate and Expense
    Guarantees...............        296            315
                                  ------         ------
  Net Investment Income......      1,313          1,095
                                  ------         ------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Realized Gain (Loss) on
    Investments..............         --             --
  Unrealized Appreciation
    (Depreciation) of
    Investments During the
    Period...................         --             --
                                  ------         ------
  Net Gain (Loss) on
    Investments..............         --             --
                                  ------         ------
  Increase (Decrease) in
    Equity Derived from
    Investment Activity......     $1,313         $1,095
                                  ======         ======

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

      RUSSELL MULTI-STYLE              RUSSELL AGGRESSIVE             RUSSELL NON-U.S.             RUSSELL REAL ESTATE
        EQUITY DIVISION#                EQUITY DIVISION#                  DIVISION#               SECURITIES DIVISION#
--------------------------------   ---------------------------   ---------------------------   ---------------------------
                   EIGHT MONTHS                   EIGHT MONTHS                  EIGHT MONTHS                  EIGHT MONTHS
     YEAR ENDED        ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999            2000           1999           2000           1999           2000           1999
--------------------------------------------------------------------------------------------------------------------------
       $ 134           $ 76           $ 261           $  4          $ 226           $ 37           $ 43           $ 12
          43              9              26              4             33              4              9              1
       -----           ----           -----           ----          -----           ----           ----           ----
          91             67             235             --            193             33             34             11
       -----           ----           -----           ----          -----           ----           ----           ----

         (74)            (3)             43            (34)            21             10             40             (2)
        (564)            62            (359)           118           (679)           154             97            (10)
       -----           ----           -----           ----          -----           ----           ----           ----
        (638)            59            (316)            84           (658)           164            137            (12)
       -----           ----           -----           ----          -----           ----           ----           ----
       $(547)          $126           $ (81)          $ 84          $(465)          $197           $171           $ (1)
       =====           ====           =====           ====          =====           ====           ====           ====

            RUSSELL CORE
           BOND DIVISION#
---  ---------------------------
                    EIGHT MONTHS
      YEAR ENDED       ENDED
     DECEMBER 31,   DECEMBER 31,
         2000           1999
---  ---------------------------
         $ 50           $ 22
           12              2
         ----           ----
           38             20
         ----           ----
          (23)            (1)
           68            (23)
         ----           ----
           45            (24)
         ----           ----
         $ 83           $ (4)
         ====           ====

NML VARIABLE ANNUITY ACCOUNT A
Statement of Changes in Equity
(in thousands)

                                                                         SMALL CAP GROWTH                 AGGRESSIVE GROWTH
                                           COMBINED                      STOCK DIVISION#                    STOCK DIVISION
                                 ----------------------------      ----------------------------      ----------------------------
                                                                                   EIGHT MONTHS
                                  YEAR ENDED      YEAR ENDED        YEAR ENDED        ENDED           YEAR ENDED      YEAR ENDED
                                 DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                     2000            1999              2000            1999              2000            1999
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income......     $  47,181       $  48,095          $   226         $   136           $ 12,017        $  1,870
  Net Realized Gain (Loss)...        56,764          51,300              827             550             11,257          10,360
  Net Change in Unrealized
    Appreciation
    (Depreciation)...........      (120,838)          9,270           (1,850)            464            (18,313)         18,776
                                  ---------       ---------          -------         -------           --------        --------
Increase (Decrease) in Equity
  Derived from Investment
  Activity...................       (16,893)        108,665             (797)          1,150              4,961          31,006
                                  ---------       ---------          -------         -------           --------        --------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments.................        54,157          55,489            2,791             398              8,119           6,945
  Annuity Payments...........        (1,472)         (1,469)             (13)             --                (49)            (36)
  Surrenders and Other
    (net)....................      (121,406)       (102,935)          (1,308)            (85)           (19,221)        (12,324)
  Transfers from Other
    Divisions or Sponsor.....       137,543         125,332           19,138           7,491             26,450          13,400
  Transfers to Other
    Divisions or Sponsor.....      (138,779)       (126,511)          (8,365)         (4,107)           (17,887)        (22,500)
                                  ---------       ---------          -------         -------           --------        --------
Increase (Decrease) in Equity
  Derived from Equity
  Transactions...............       (69,957)        (50,094)          12,243           3,697             (2,588)        (14,515)
                                  ---------       ---------          -------         -------           --------        --------
Net Increase (Decrease) in
  Equity.....................       (86,850)         58,571           11,446           4,847              2,373          16,491
EQUITY
  Beginning of Period........       784,204         725,633            4,847              --            104,370          87,879
                                  ---------       ---------          -------         -------           --------        --------
  End of Period..............     $ 697,354       $ 784,204          $16,293         $ 4,847           $106,743        $104,370
                                  =========       =========          =======         =======           ========        ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

     INTERNATIONAL EQUITY                  INDEX 400                                               GROWTH AND INCOME
           DIVISION                     STOCK DIVISION#            GROWTH STOCK DIVISION            STOCK DIVISION
-------------------------------   ---------------------------   ---------------------------   ---------------------------
                                                 EIGHT MONTHS
     YEAR ENDED     YEAR ENDED     YEAR ENDED       ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------------------------------------
      $ 2,713        $ 5,674        $   746         $   22        $  1,382       $   828        $ 1,412        $  3,749
        2,247          2,516            207             18           3,581         2,300             (2)          1,705
       (5,914)           193           (414)           154          (6,543)        3,411         (3,775)         (3,315)
      -------        -------        -------         ------        --------       -------        -------        --------
         (954)         8,383            539            194          (1,580)        6,539         (2,365)          2,139
      -------        -------        -------         ------        --------       -------        -------        --------
        3,890          3,455          1,061            410           4,161         3,966          2,864           3,728
          (19)           (25)           (22)            --              (5)           (6)           (77)            (71)
       (6,674)        (6,125)            28            (93)         (6,808)       (3,594)        (5,329)         (3,578)
        7,129          3,673          5,651          2,621          14,158        13,108          3,239           8,139
       (8,486)        (8,861)        (2,290)          (937)        (10,930)       (7,589)        (7,981)        (10,849)
      -------        -------        -------         ------        --------       -------        -------        --------
       (4,160)        (7,883)         4,428          2,001             576         5,885         (7,284)         (2,631)
      -------        -------        -------         ------        --------       -------        -------        --------
       (5,114)           500          4,967          2,195          (1,004)       12,424         (9,649)           (492)
       45,412         44,912          2,195             --          39,028        26,604         35,736          36,228
      -------        -------        -------         ------        --------       -------        -------        --------
      $40,298        $45,412        $ 7,162         $2,195        $ 38,024       $39,028        $26,087        $ 35,736
      =======        =======        =======         ======        ========       =======        =======        ========

              INDEX 500
           STOCK DIVISION
---  ---------------------------

      YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,
         2000           1999
---  ---------------------------
       $  4,439       $  1,910
         19,865         13,204
        (39,225)        13,045
       --------       --------
        (14,921)        28,159
       --------       --------
          9,486         11,822
           (468)          (489)
        (24,033)       (19,188)
         16,159         24,383
        (22,419)       (18,154)
       --------       --------
        (21,275)        (1,626)
       --------       --------
        (36,196)        26,533
        169,709        143,176
       --------       --------
       $133,513       $169,709
       ========       ========

NML VARIABLE ANNUITY ACCOUNT A
Statement of Changes in Equity
(in thousands)

                                   BALANCED DIVISION         HIGH YIELD BOND DIVISION        SELECT BOND DIVISION
                              ---------------------------   ---------------------------   ---------------------------
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        (CONTINUED)               2000           1999           2000           1999           2000           1999
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net Investment Income.....    $ 20,564       $ 30,130       $   543        $   727        $ 1,235        $ 1,823
  Net Realized Gain
    (Loss)..................      19,864         21,154          (756)          (847)          (333)           370
  Net Change in Unrealized
    Appreciation
    (Depreciation)..........     (44,078)       (21,022)         (119)           (22)           830         (2,715)
                                --------       --------       -------        -------        -------        -------
Increase (Decrease) in
  Equity Derived from
  Investment Activity.......      (3,650)        30,262          (332)          (142)         1,732           (522)
                                --------       --------       -------        -------        -------        -------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments................      13,081         15,663           765            989          1,609          1,638
  Annuity Payments..........        (715)          (742)           (4)            (5)           (54)           (55)
  Surrenders and Other
    (net)...................     (44,386)       (45,409)         (968)        (1,234)        (3,755)        (4,343)
  Transfers from Other
    Divisions or Sponsor....       8,372         17,537           746          1,293          1,998          2,826
  Transfers to Other
    Divisions or Sponsor....     (25,634)       (23,181)       (2,016)        (3,220)        (3,403)        (3,264)
                                --------       --------       -------        -------        -------        -------
Increase (Decrease) in
  Equity Derived from Equity
  Transactions..............     (49,282)       (36,132)       (1,477)        (2,177)        (3,605)        (3,198)
                                --------       --------       -------        -------        -------        -------
Net Increase (Decrease) in
  Equity....................     (52,932)        (5,870)       (1,809)        (2,319)        (1,873)        (3,720)
EQUITY
  Beginning of Period.......     318,933        324,803         6,939          9,258         22,142         25,862
                                --------       --------       -------        -------        -------        -------
  End of Period.............    $266,001       $318,933       $ 5,130        $ 6,939        $20,269        $22,142
                                ========       ========       =======        =======        =======        =======

                                 MONEY MARKET DIVISION
                              ---------------------------
                               YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,
        (CONTINUED)               2000           1999
----------------------------  ---------------------------
OPERATIONS
  Net Investment Income.....    $  1,313       $  1,095
  Net Realized Gain
    (Loss)..................          --             --
  Net Change in Unrealized
    Appreciation
    (Depreciation)..........          --             --
                                --------       --------
Increase (Decrease) in
  Equity Derived from
  Investment Activity.......       1,313          1,095
                                --------       --------
EQUITY TRANSACTIONS
  Contract Owners' Net
    Payments................       3,498          5,147
  Annuity Payments..........         (44)           (40)
  Surrenders and Other
    (net)...................      (8,367)        (6,872)
  Transfers from Other
    Divisions or Sponsor....      21,967         24,985
  Transfers to Other
    Divisions or Sponsor....     (21,732)       (22,381)
                                --------       --------
Increase (Decrease) in
  Equity Derived from Equity
  Transactions..............      (4,678)           839
                                --------       --------
Net Increase (Decrease) in
  Equity....................      (3,365)         1,934
EQUITY
  Beginning of Period.......      28,845         26,911
                                --------       --------
  End of Period.............    $ 25,480       $ 28,845
                                ========       ========

# The initial investment in this Division was made on April 30, 1999.

    The Accompanying Notes are an Integral Part of the Financial Statements

      RUSSELL MULTI-STYLE             RUSSELL AGGRESSIVE             RUSSELL NON-U.S.             RUSSELL REAL ESTATE
       EQUITY DIVISION#                EQUITY DIVISION#                  DIVISION#               SECURITIES DIVISION#
-------------------------------   ---------------------------   ---------------------------   ---------------------------
                   EIGHT MONTHS                  EIGHT MONTHS                  EIGHT MONTHS                  EIGHT MONTHS
     YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED        YEAR ENDED       ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2000           1999           2000           1999           2000           1999           2000           1999
-------------------------------------------------------------------------------------------------------------------------
      $    91         $   67         $  235         $   --        $   193         $   33        $    34          $ 11
          (74)            (3)            43            (34)            21             10             40            (2)
         (564)            62           (359)           118           (679)           154             97           (10)
      -------         ------         ------         ------        -------         ------        -------          ----
         (547)           126            (81)            84           (465)           197            171            (1)
      -------         ------         ------         ------        -------         ------        -------          ----
        1,088            750            556            285            712            189            234            33
           (2)            --             --             --             --             --             --            --
         (119)           (36)          (198)           (22)          (203)           (31)           (17)           (1)
        2,889          1,993          1,921          1,498          3,039          1,372          3,101           324
       (1,712)          (333)          (842)          (703)        (1,221)          (344)        (2,492)          (24)
      -------         ------         ------         ------        -------         ------        -------          ----
        2,144          2,374          1,437          1,058          2,327          1,186            826           332
      -------         ------         ------         ------        -------         ------        -------          ----
        1,597          2,500          1,356          1,142          1,862          1,383            997           331
        2,500             --          1,142             --          1,383             --            331            --
      -------         ------         ------         ------        -------         ------        -------          ----
      $ 4,097         $2,500         $2,498         $1,142        $ 3,245         $1,383        $ 1,328          $331
      =======         ======         ======         ======        =======         ======        =======          ====

            RUSSELL CORE
           BOND DIVISION#
---  ---------------------------
                    EIGHT MONTHS
      YEAR ENDED       ENDED
     DECEMBER 31,   DECEMBER 31,
         2000           1999
---  ---------------------------
       $    38          $ 20
           (23)           (1)
            68           (23)
       -------          ----
            83            (4)
       -------          ----
           242            71
            --            --
           (48)           --
         1,586           689
        (1,369)          (64)
       -------          ----
           411           696
       -------          ----
           494           692
           692            --
       -------          ----
       $ 1,186          $692
       =======          ====

NML VARIABLE ANNUITY ACCOUNT A
Notes to Financial Statements
December 31, 2000

NOTE 1 -- NML Variable Annuity Account A (the "Account") is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual" or "Sponsor") used to fund variable annuity contracts ("contracts") for HR-10 and corporate pension and profit-sharing plans which qualify for special tax treatment under the Internal Revenue Code. Beginning March 31, 1995, two versions of the contract are offered: Front Load contracts with a sales charge up to 4% of purchase payments and Back Load contracts with a withdrawal charge of 0-8%.

NOTE 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

NOTE 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share.

The Funds are open-end investment companies registered under the Investment Company Act of 1940.

NOTE 4 -- Annuity reserves are based on published annuity tables with age adjustment and benefit payments which reflect actual investment experience. For variable payment plans issued prior to January 1, 1974, annuity reserves are based on the 1955 American Annuity Table with assumed interest rates of 3% or 5%. For variable payment plans issued on or after January 1, 1974 and before January 1, 1985, annuity reserves are based on the 1971 Individual Annuity Table with assumed interest rates of 3 1/2% or 5%. For variable payment plans issued on or after January 1, 1985, annuity reserves are based on the 1983 Table a with assumed interest rates of 3 1/2% or 5%.

NOTE 5 -- Dividend income from the Funds is recorded on the record date of the dividends. Transactions in the Funds shares are accounted for on the trade date. The basis for determining cost on sale of the Funds shares is identified cost. Purchases and sales of the Funds shares for the year ended December 31, 2000 by each Division are shown below:

        DIVISIONS:           PURCHASES       SALES
        ----------           ---------       -----
Small Cap Growth Stock
  Division................  $17,753,003   $ 5,283,832
Aggressive Growth Stock
  Division................   28,757,540    19,230,800
International Equity
  Division................    7,202,129     8,640,998
Index 400 Stock
  Division................    6,518,127     1,353,450
Growth Stock Division.....   10,541,938     8,573,786
Growth and Income Stock
  Division................    3,648,384     9,525,030
Index 500 Stock
  Division................   12,680,244    29,656,415
Balanced Division.........   27,444,656    56,250,284
High Yield Bond
  Division................    1,229,855     2,157,663
Select Bond Division......    3,277,738     5,660,540
Money Market Division.....   17,944,328    21,431,894
Russell Multi Style Equity
  Division................    3,100,268       864,610
Russell Aggressive Equity
  Division................    2,220,376       548,989
Russell Non-U.S.
  Division................    3,003,918       484,146
Russell Real Estate
  Securities Division.....    2,492,535     1,636,969
Russell Core Bond
  Division................    1,780,876     1,332,763

NOTE 6 -- A deduction for annuity rate and expense guarantees is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued on or after March 31, 2000, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 5/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2% annual rates, respectively. The current charges will not be increased for five years from the date of the most recent Prospectus.

For contracts issued on or after March 31, 1995, for the Front Load version and the Back Load version, the deduction for annuity rate and expense guarantees is determined daily at annual rates of 4/10 of 1% and 1 1/4%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 3/4 of 1% and 1 1/2%, respectively.

For contracts issued after December 16, 1981 and prior to March 31, 1995, the deduction is at an annual rate of 1 1/4% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1 1/2% annual rate.

For contracts issued prior to December 17, 1981, the deduction is at an annual rate of 3/4 of 1% of the net assets of each Division attributable to these contracts. For these contracts, the rate may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed a 1% annual rate.

Since 1995, Northwestern Mutual has paid a dividend to certain contracts. The dividend is re-invested in the Account and has been reflected as a Contract Owners' Net Payments in the accompanying financial statements.

NOTE 7 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Northwestern Mutual. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

NOTE 8 -- Equity Values by Division are shown below:

                                                                                                  CONTRACTS ISSUED:
                                                       CONTRACTS ISSUED:                     AFTER DECEMBER 16, 1981 AND
                                                   PRIOR TO DECEMBER 17, 1981                  PRIOR TO MARCH 31, 1995
                                             --------------------------------------    ---------------------------------------
                                             ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                      UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock...................     $1.961375           261       $   512     $1.945087         5,885       $ 11,447
Aggressive Growth Stock..................      5.963354           388         2,314      5.671037        13,813         78,331
International Equity.....................      2.339241           376           880      2.251266        13,284         29,905
Index 400 Stock..........................      1.306094           288           376      1.295242         3,500          4,533
Growth Stock.............................      2.999890           335         1,005      2.901600         8,297         24,075
Growth and Income........................      2.401649           181           435      2.322995         6,946         16,136
Index 500 Stock..........................      4.567635         5,707        26,064      4.343830        17,587         76,395
Balanced.................................      8.062822         2,213        17,843      7.332002        29,329        215,045
High Yield Bond..........................      1.480422            81           120      1.431888         2,029          2,905
Select Bond..............................      8.294952           496         4,112      7.541503         1,635         12,328
Money Market.............................      2.912624           733         2,135      2.648821         6,249         16,551
Russell Multi-Style Equity...............      0.932346            60            56      0.924598         2,366          2,187
Russell Aggressive Equity................      1.088117            59            64      1.079072         1,455          1,570
Russell Non-U.S. ........................      1.059216            52            55      1.050412         2,019          2,121
Russell Real Estate Securities...........      1.165389            25            29      1.155691           653            755
Russell Core Bond........................      1.077032            23            25      1.068073           728            777
                                                                            -------                                   --------
  Equity.................................                                    56,025                                    495,061
  Annuity Reserves.......................                                     3,936                                      9,496
                                                                            -------                                   --------
  Total Equity...........................                                   $59,961                                   $504,557
                                                                            =======                                   ========

NML VARIABLE ANNUITY ACCOUNT A
Notes to Financial Statements
December 31, 2000
(in thousands)

NOTE 8 -- Equity Values by Division are shown below:

                                                       CONTRACTS ISSUED:                          CONTRACTS ISSUED:
                                                   ON OR AFTER MARCH 31, 1995                ON OR AFTER MARCH 31, 1995
                                                       FRONT LOAD VERSION                         BACK LOAD VERSION
                                             --------------------------------------    ---------------------------------------
                                             ACCUMULATION       UNITS                  ACCUMULATION       UNITS
                DIVISION                      UNIT VALUE     OUTSTANDING    EQUITY      UNIT VALUE     OUTSTANDING     EQUITY
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock...................     $1.972747           321       $   634     $1.945087         1,675       $  3,258
Aggressive Growth Stock..................      2.815081         1,322         3,722      5.671037         3,832         21,730
International Equity.....................      1.940943           950         1,844      2.251266         3,242          7,299
Index 400 Stock..........................      1.313674           227           298      1.295242         1,069          1,385
Growth Stock.............................      2.814641           689         1,939      2.901600         3,698         10,730
Growth and Income Stock..................      2.252648           722         1,626      2.322995         3,047          7,078
Index 500 Stock..........................      2.842665         1,267         3,603      4.343830         5,437         23,616
Balanced.................................      2.105871         1,937         4,079      7.332002         2,908         21,318
High Yield Bond..........................      1.409248           279           393      1.431888         1,155          1,654
Select Bond..............................      1.461268           353           516      7.541503           353          2,666
Money Market.............................      1.333271         1,853         2,471      2.648821         1,397          3,700
Russell Multi-Style Equity...............      0.937760           653           612      0.924598         1,251          1,157
Russell Aggressive Equity................      1.094433           205           224      1.079072           558            602
Russell Non-U.S. ........................      1.065355           239           255      1.050412           735            772
Russell Real Estate Securities...........      1.172137            74            87      1.155691           324            374
Russell Core Bond........................      1.083276            35            38      1.068073           311            332
                                                                            -------                                   --------
  Equity.................................                                    22,341                                    107,671
  Annuity Reserves.......................                                       357                                        486
                                                                            -------                                   --------
  Total Equity...........................                                   $22,698                                   $108,157
                                                                            =======                                   ========

                                                          CONTRACTS ISSUED:                        CONTRACTS ISSUED:
                                                     ON OR AFTER MARCH 31, 2000               ON OR AFTER MARCH 31, 2000
                                                         FRONT LOAD VERSION                        BACK LOAD VERSION
                                                -------------------------------------    -------------------------------------
                                                ACCUMULATION       UNITS                 ACCUMULATION       UNITS
                  DIVISION                       UNIT VALUE     OUTSTANDING    EQUITY     UNIT VALUE     OUTSTANDING    EQUITY
------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock......................     $0.904342           87         $ 79      $1.945087          70         $  136
Aggressive Growth Stock.....................      0.901909           54           49       5.671037          35            198
International Equity........................      0.995643           24           24       2.251266          42             95
Index 400 Stock.............................      1.035589          114          117       1.295242          49             63
Growth Stock................................      0.916924           30           28       2.901600          64            185
Growth and Income Stock.....................      0.887072           32           28       2.322995          15             35
Index 500 Stock.............................      0.888477           25           22       4.343830          54            235
Balanced....................................      0.973123           53           51       7.332002          47            340
High Yield Bond.............................      0.963375           --           --       1.431888           7             10
Select Bond.................................      1.078901            1            1       7.541503           4             30
Money Market................................      1.044325            1            1       2.648821          23             61
Russell Multi-Style Equity..................      0.880119            2            2       0.924598          17             16
Russell Aggressive Equity...................      0.930436           17           16       1.079072          19             21
Russell Non-U.S. ...........................      0.850723           12           10       1.050412          30             32
Russell Real Estate Securities..............      1.240862           61           75       1.155691           6              7
Russell Core Bond...........................      1.074705           --           --       1.068073          13             14
                                                                                ----                                    ------
  Equity....................................                                     503                                     1,478
  Annuity Reserves..........................                                      --                                        --
                                                                                ----                                    ------
  Total Equity..............................                                    $503                                    $1,478
                                                                                ====                                    ======

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To The Northwestern Mutual Life Insurance Company and
Contract Owners of NML Variable Annuity Account A

In our opinion, the accompanying combined statement of assets and liabilities and the related combined and separate statements of operations and of changes in equity present fairly, in all material respects, the financial position of NML Variable Annuity Account A and the Small Cap Growth Stock Division, Aggressive Growth Stock Division, International Equity Division, Index 400 Stock Division, Growth Stock Division, Growth & Income Stock Division, Index 500 Stock Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Real Estate Securities Division and Russell Core Bond Division thereof at December 31, 2000, and the results of each of their operations and the changes in each of their equity for the year then ended and for the year or period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2000 with Northwestern Mutual Series Fund, Inc., and the Russell Insurance Funds, provide a reasonable basis for our opinion.

[PRICEWATERHOUSECOOPERS LLP]

Milwaukee, Wisconsin
January 26, 2001

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Financial Position
(in millions)

The following financial statement of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                                   DECEMBER 31,
                                                                ------------------
                                                                 2000       1999
----------------------------------------------------------------------------------
ASSETS
  Bonds.....................................................    $40,607    $36,792
  Common and preferred stocks...............................      6,216      7,108
  Mortgage loans............................................     14,431     13,416
  Real estate...............................................      1,627      1,666
  Policy loans..............................................      8,504      7,938
  Other investments.........................................      4,508      3,443
  Cash and temporary investments............................      1,217      1,159
                                                                -------    -------
     TOTAL INVESTMENTS......................................     77,110     71,522
  Due and accrued investment income.........................      1,008        893
  Deferred premium and other assets.........................      1,510      1,409
  Separate account assets...................................     12,497     12,161
                                                                -------    -------
     TOTAL ASSETS...........................................    $92,125    $85,985
                                                                =======    =======

LIABILITIES AND SURPLUS
  Reserves for policy benefits..............................    $62,816    $57,992
  Policyowner dividends payable.............................      3,350      3,100
  Interest maintenance reserve..............................        378        491
  Asset valuation reserve...................................      2,298      2,371
  Income taxes payable......................................      1,228      1,192
  Other liabilities.........................................      3,662      3,609
  Separate account liabilities..............................     12,497     12,161
                                                                -------    -------
     TOTAL LIABILITIES......................................     86,229     80,916
  Surplus...................................................      5,896      5,069
                                                                -------    -------
     TOTAL LIABILITIES AND SURPLUS..........................    $92,125    $85,985
                                                                =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Operations
(in millions)

                                                                     FOR THE YEAR ENDED
                                                                        DECEMBER 31,
                                                                -----------------------------
                                                                 2000       1999       1998
---------------------------------------------------------------------------------------------
REVENUE
  Premiums..................................................    $ 8,925    $ 8,344    $ 8,021
  Net investment income.....................................      5,339      4,766      4,536
  Other income..............................................      1,118        970        922
                                                                -------    -------    -------
      TOTAL REVENUE.........................................     15,382     14,080     13,479
                                                                -------    -------    -------

BENEFITS AND EXPENSES
  Benefit payments to policyowners and beneficiaries........      4,541      4,023      3,602
  Net additions to policy benefit reserves..................      4,815      4,469      4,521
  Net transfers to separate accounts........................        469        516        564
                                                                -------    -------    -------
      TOTAL BENEFITS........................................      9,825      9,008      8,687
  Operating expenses........................................      1,416      1,287      1,297
                                                                -------    -------    -------
      TOTAL BENEFITS AND EXPENSES...........................     11,241     10,295      9,984
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE DIVIDENDS AND TAXES.......      4,141      3,785      3,495
Policyowner dividends.......................................      3,334      3,091      2,869
                                                                -------    -------    -------
      GAIN FROM OPERATIONS BEFORE TAXES.....................        807        694        626
Income tax expense..........................................        125        203        301
                                                                -------    -------    -------
      NET GAIN FROM OPERATIONS..............................        682        491        325
Net realized capital gains..................................      1,147        846        484
                                                                -------    -------    -------
      NET INCOME............................................    $ 1,829    $ 1,337    $   809
                                                                =======    =======    =======

   The Accompanying Notes are an Integral Part of these Financial Statements.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Changes in Surplus
(in millions)

                                                                    FOR THE YEAR ENDED
                                                                       DECEMBER 31,
                                                                ---------------------------
                                                                 2000       1999      1998
-------------------------------------------------------------------------------------------
Beginning of Year Balance...................................    $ 5,069    $4,741    $4,101
    Net income..............................................      1,829     1,337       809
    (Decrease) increase in net unrealized gains.............     (1,043)      213      (147)
    Decrease (increase) in asset valuation reserve..........         73      (377)      (20)
    Charge-off of goodwill (Note 7).........................        (12)     (842)       --
    Other, net..............................................        (20)       (3)       (2)
                                                                -------    ------    ------
    NET INCREASE IN SURPLUS.................................        827       328       640
                                                                -------    ------    ------
End of Year Balance.........................................    $ 5,896    $5,069    $4,741
                                                                =======    ======    ======

   The Accompanying Notes are an Integral Part of these Financial Statements.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Consolidated Statement of Cash Flows
(in millions)

                                                                 FOR THE YEAR ENDED DECEMBER 31,
                                                                ---------------------------------
                                                                 2000         1999         1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Insurance and annuity premiums............................    $ 7,051      $ 6,585      $ 6,405
  Investment income received................................      5,000        4,476        4,216
  Disbursement of policy loans, net of repayments...........       (566)        (358)        (416)
  Benefits paid to policyowners and beneficiaries...........     (4,739)      (4,199)      (3,740)
  Net transfers to separate accounts........................       (469)        (516)        (564)
  Operating expenses and taxes..............................     (1,845)      (1,699)      (1,749)
  Other, net................................................        224          (56)         (83)
                                                                -------      -------      -------
       NET CASH PROVIDED BY OPERATING ACTIVITIES............      4,656        4,233        4,069
                                                                -------      -------      -------

CASH FLOWS FROM INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD OR MATURED
     Bonds..................................................     29,539       20,788       28,720
     Common and preferred stocks............................      9,437       13,331       10,359
     Mortgage loans.........................................      1,198        1,356        1,737
     Real estate............................................        302          216          159
     Other investments......................................        659          830          768
                                                                -------      -------      -------
                                                                 41,135       36,521       41,743
                                                                -------      -------      -------

  COST OF INVESTMENTS ACQUIRED
     Bonds..................................................     33,378       22,849       30,873
     Common and preferred stocks............................      8,177       13,794        9,642
     Mortgage loans.........................................      2,261        2,500        3,135
     Real estate............................................        224          362          268
     Other investments......................................      1,535        1,864          567
                                                                -------      -------      -------
                                                                 45,575       41,369       44,485
                                                                -------      -------      -------
  Net (decrease) increase due to securities lending and
     other..................................................       (158)         499         (624)
                                                                -------      -------      -------
       NET CASH USED IN INVESTING ACTIVITIES................     (4,598)      (4,349)      (3,366)
                                                                -------      -------      -------
       NET INCREASE (DECREASE) IN CASH AND TEMPORARY
        INVESTMENTS.........................................         58         (116)         703
Cash and temporary investments, beginning of year...........      1,159        1,275          572
                                                                -------      -------      -------
Cash and temporary investments, end of year.................    $ 1,217      $ 1,159      $ 1,275
                                                                =======      =======      =======

   The Accompanying Notes are an Integral Part of these Financial Statements

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
Notes to Consolidated Statutory Financial Statements
December 31, 2000, 1999 and 1998

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company ("Company") and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company ("Subsidiary"). The Company and its Subsidiary offer life, annuity, disability income and long-term care products to the personal, business, estate and tax-qualified markets.

The consolidated financial statements have been prepared using accounting policies prescribed or permitted by the Office of the Commissioner of Insurance ("OCI") of the State of Wisconsin ("statutory basis of accounting").

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provides guidance regarding matters where statutory accounting has been silent and changes current statutory accounting regarding some matters. The OCI has adopted Codification effective January 1, 2001. The effect of adoption on the Company's statutory surplus is expected to be an increase, primarily as a result of deferred tax accounting and investment valuations.

Financial statements prepared on the statutory basis of accounting vary from financial statements prepared on the basis of generally accepted accounting principles ("GAAP") primarily because on a GAAP basis: (1) policy acquisition costs are deferred and amortized, (2) investment valuations and insurance reserves are based on different assumptions, (3) funds received under deposit-type contracts are not reported as premium revenue, (4) deferred taxes are provided for temporary differences between book and tax basis of certain assets and liabilities and (5) majority-owned non-insurance subsidiaries are consolidated. The effects on the financial statements of the differences between the statutory basis of accounting and GAAP are material to the Company.

The preparation of financial statements in conformity with the statutory basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these estimates.

INVESTMENTS
The Company's investments are valued on the following bases:

Bonds -- Amortized cost using the interest method; loan-backed and structured securities are amortized using estimated prepayment rates and, generally, the prospective adjustment method

Common and preferred stocks -- Common stocks are carried at fair value, preferred stocks are generally carried at lower of cost or market, and unconsolidated subsidiaries and affiliates are recorded using the equity method

Mortgage loans -- Amortized cost

Real estate -- Lower of cost (less depreciation and encumbrances) or estimated net realizable value

Policy loans -- Unpaid principal balance, which approximates fair value

Other investments -- Consists primarily of joint venture investments which are valued at equity in ventures' net assets

Cash and temporary investments -- Amortized cost, which approximates fair value

TEMPORARY INVESTMENTS
Temporary investments consist of debt securities that have maturities of one year or less at acquisition.

NET INVESTMENT INCOME AND CAPITAL GAINS
Net investment income includes interest and dividends received or due and accrued on investments, equity in unconsolidated subsidiaries and affiliates' earnings and the Company's share of joint venture income. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and costs associated with securities lending.

Realized investment gains and losses are reported in income based upon specific identification of securities sold.

Unrealized investment gains and losses include changes in the fair value of common stocks and changes in valuation allowances made for bonds, preferred stocks, mortgage loans and other investments considered by management to be impaired.

INTEREST MAINTENANCE RESERVE
The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of tax, on fixed income investments resulting from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the approximate remaining term to maturity of the investment sold.

ASSET VALUATION RESERVE
The Company is required to maintain an asset valuation reserve ("AVR"). The AVR establishes a general reserve for invested asset valuation using a formula prescribed by state regulations. The AVR is designed to stabilize surplus against potential declines in the value of investments. Increases or decreases in AVR are recorded directly to surplus.

SEPARATE ACCOUNTS
Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of Company-managed mutual funds. Variable product policyowners also have the option to invest in a fixed interest rate annuity in the general account of the Company. Separate account assets are reported at fair value.

PREMIUM REVENUE AND OPERATING EXPENSES
Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity and disability income premiums are recognized when received by the Company. Operating expenses, including costs of acquiring new policies, are charged to operations as incurred.

OTHER INCOME
Other income includes considerations on supplementary contracts, ceded reinsurance expense allowances and miscellaneous policy charges.

BENEFIT PAYMENTS TO POLICYOWNERS AND BENEFICIARIES
Benefit payments to policyowners and beneficiaries include death, surrender, annuity and disability benefits, matured endowments and supplementary contract payments.

RESERVES FOR POLICY BENEFITS
Reserves for policy benefits are determined using actuarial estimates based on mortality and morbidity experience tables and valuation interest rates prescribed by the OCI. (See Note 3.)

POLICYOWNER DIVIDENDS
Almost all life insurance policies, and certain annuity and disability income policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due, or used to purchase additional insurance. The vast majority of dividends are used by policyowners to purchase additional insurance and are reported as premiums in the Statement of Operations. These dividends are reported as a reduction of premium cash inflow in the Statement of Cash Flows.

2. INVESTMENTS

DEBT SECURITIES
Debt securities consist of all bonds and fixed-maturity preferred stocks. The estimated fair values of debt securities are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

Statement value, which principally represents amortized cost, and estimated fair value of the Company's debt securities at December 31, 2000 and 1999 were as follows:

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 2000      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,761      $  279      $   (48)     $ 3,992
Mortgage-backed
  securities.........     9,551         242          (50)       9,743
Corporate and other
  debt securities....    27,295         536         (940)      26,891
                        -------      ------      -------      -------
                         40,607       1,057       (1,038)      40,626
Preferred stocks.....       257          11           (1)         267
                        -------      ------      -------      -------
     Total...........   $40,864      $1,068      $(1,039)     $40,893
                        =======      ======      =======      =======

                           RECONCILIATION TO ESTIMATED FAIR VALUE
                       -----------------------------------------------
                                     GROSS        GROSS      ESTIMATED
                       STATEMENT   UNREALIZED   UNREALIZED     FAIR
  DECEMBER 31, 1999      VALUE       GAINS        LOSSES       VALUE
  -----------------    ---------   ----------   ----------   ---------
                                        (IN MILLIONS)
U.S. Government and
  political
  obligations........   $ 3,855      $   72      $  (167)     $ 3,760
Mortgage-backed
  securities.........     7,736          65         (256)       7,545
Corporate and other
  debt securities....    25,201         249       (1,088)      24,362
                        -------      ------      -------      -------
                         36,792         386       (1,511)      35,667
Preferred stocks.....        85           2           --           87
                        -------      ------      -------      -------
     Total...........   $36,877      $  388      $(1,511)     $35,754
                        =======      ======      =======      =======

The statement value and estimated fair value of debt securities by contractual maturity at December 31, 2000 is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                     STATEMENT    ESTIMATED
                                       VALUE      FAIR VALUE
                                     ---------    ----------
                                          (IN MILLIONS)
Due in one year or less..........     $   566      $   570
Due after one year through five
  years..........................       6,173        6,100
Due after five years through ten
  years..........................      12,871       12,789
Due after ten years..............      11,703       11,691
                                      -------      -------
                                       31,313       31,150
Mortgage-backed securities.......       9,551        9,743
                                      -------      -------
                                      $40,864      $40,893
                                      =======      =======

STOCKS
The estimated fair values of common and perpetual preferred stocks are based upon quoted market prices, if available. For securities not actively traded, fair values are estimated using independent pricing services or internally developed pricing models.

The adjusted cost of common and preferred stock held by the Company at December 31, 2000 and 1999 was $4.7 billion and $4.9 billion, respectively.

MORTGAGE LOANS AND REAL ESTATE
Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of geographic locations and types of collateral properties.

The fair value of mortgage loans as of December 31, 2000 and 1999 was $14.7 billion and $13.2 billion, respectively. The fair value of the mortgage loan portfolio is estimated by discounting the future estimated cash flows using current interest rates of debt securities with similar credit risk and maturities, or utilizing net realizable values.

At December 31, 2000 and 1999, real estate includes $29 million and $39 million, respectively, acquired through foreclosure and $109 million and $114 million, respectively, of home office real estate.

REALIZED AND UNREALIZED GAINS AND LOSSES
Realized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 2000
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  369      $(416)      $  (47)
Common and preferred
  stocks.....................      1,534       (333)       1,201
Mortgage loans...............         --        (25)         (25)
Real estate..................        101         --          101
Other invested assets........        395       (177)         218
                                  ------      -----       ------
                                   2,399       (951)       1,448
                                  ------      -----       ------
Less: Capital gains taxes....                                353
Less: IMR (losses) gains.....                                (52)
                                                          ------
Net realized capital gains...                             $1,147
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1999
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  219      $(404)      $ (185)
Common and preferred
  stocks.....................      1,270       (255)       1,015
Mortgage loans...............         22        (12)          10
Real estate..................         92         --           92
Other invested assets........        308       (189)         119
                                  ------      -----       ------
                                   1,911       (860)       1,051
                                  ------      -----       ------
Less: Capital gains taxes....                                244
Less: IMR (losses) gains.....                                (39)
                                                          ------
Net realized capital gains...                             $  846
                                                          ======

                                        FOR THE YEAR ENDED
                                        DECEMBER 31, 1998
                                 --------------------------------
                                                           NET
                                                         REALIZED
                                 REALIZED    REALIZED     GAINS
                                  GAINS       LOSSES     (LOSSES)
                                 --------    --------    --------
                                          (IN MILLIONS)
Bonds........................     $  514      $(231)      $  283
Common and preferred
  stocks.....................        885       (240)         645
Mortgage loans...............         18        (11)           7
Real estate..................         41         --           41
Other invested assets........        330       (267)          63
                                  ------      -----       ------
                                   1,788       (749)       1,039
                                  ------      -----       ------
Less: Capital gains taxes....                                358
Less: IMR (losses) gains.....                                197
                                                          ------
Net realized capital gains...                             $  484
                                                          ======

Changes in net unrealized investment gains and losses for the years ended December 31, 2000, 1999 and 1998 were as follows:

                                        FOR THE YEAR ENDED
                                           DECEMBER 31,
                                     -------------------------
                                      2000      1999     1998
                                      ----      ----     ----
                                           (IN MILLIONS)
Bonds............................    $  (208)   $(178)   $ (97)
Common and preferred stocks......       (851)     415       29
Mortgage loans...................         (2)     (10)     (16)
Real estate......................         (4)      (2)      --
Other............................         22      (12)     (63)
                                     -------    -----    -----
                                     $(1,043)   $ 213    $(147)
                                     =======    =====    =====

SECURITIES LENDING
The Company has entered into securities lending agreements whereby certain securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities. Collateral assets received and related liability due to counterparties of $1.4 billion and $2.1 billion, respectively, are included in the consolidated statements of financial position at December 31, 2000 and 1999, and approximate the statement value of securities loaned at those dates.

DERIVATIVE FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions to reduce its exposure to fluctuations in interest rates, foreign currency exchange rates and market volatility. These hedging strategies include the use of forwards, futures, options, floors and swaps.

The Company held the following positions for hedging purposes at December 31, 2000 and 1999:

                                                   NOTIONAL AMOUNTS
                                             ----------------------------
                                             DECEMBER 31,    DECEMBER 31,
DERIVATIVE FINANCIAL INSTRUMENT                  2000            1999                      RISKS REDUCED
-------------------------------              ------------    ------------                  -------------
                                                    (IN MILLIONS)
Forward Contracts........................       $1,203           $967        Currency exposure on foreign-denominated
                                                                             investments and future commitments.
Common Stock Futures and Swaps...........          565            620        Stock market price fluctuation.
Bond Futures.............................           --             50        Bond market price fluctuation.
Options to acquire Interest Rate Swaps...          452            419        Interest rates payable on certain annuity
                                                                             and insurance contracts.
Foreign Currency and
  Interest Rate Swaps....................          200            203        Interest rates on variable rate notes and
                                                                             currency exposure on foreign-denominated
                                                                             bonds.
Default Swaps............................           52             52        Default exposure on certain bond
                                                                             investments.
Interest Rate Floors.....................          525             --        Interest rates payable on certain annuity
                                                                             contracts.

The notional or contractual amounts of derivative financial instruments are used to denominate these types of transactions and do not represent the amounts exchanged between the parties.

In addition to the use of derivatives for hedging purposes, equity swaps were held for investment purposes during 2000 and 1999. The notional amount of equity swaps outstanding at December 31, 2000 and 1999 was $0 and $136 million, respectively.

Foreign currency forwards, foreign currency swaps, stock futures and equity swaps are reported at fair value. Resulting gains and losses on these contracts are unrealized until expiration of the contract. Fair valuation adjustments for interest rate swaps, bond futures and options to acquire interest rate swaps are deferred to IMR. Changes in the value of derivative instruments are expected to offset gains and losses on the hedged investments. During 2000, 1999 and 1998, net realized and unrealized gains on investments were partially offset by net realized gains (losses) of $117 million, $(55) million and $(104) million, respectively, and net unrealized gains (losses) of $42 million, $17 million and $(58) million, respectively, on derivative instruments.

3. RESERVES FOR POLICY BENEFITS
Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method with interest rates ranging from 3 1/2% to 5 1/2%. Other life policy reserves are primarily based on the net level premium method employing various mortality tables at interest rates ranging from 2% to 4 1/2%.

Deferred annuity reserves on contracts issued since 1985 are valued primarily using the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present values of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%.

Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, a 3% to 4% interest rate and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present values of expected benefit payments primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) with interest rates ranging from 3% to 5 1/2%.

Use of these actuarial tables and methods involves estimation of future mortality and morbidity. Actual future experience could differ from these estimates.

4. EMPLOYEE AND AGENT BENEFIT PLANS
The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and agents. The expense associated with these plans is generally recorded by the Company in the period contributions are funded. As of January 1, 2000, the most recent actuarial valuation date available, the qualified defined benefit plans were fully funded. The Company recorded a liability of $122 million and $109 million for nonqualified defined benefit plans at December 31, 2000 and 1999, respectively. In addition, the Company has a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for all full-time agents. The Company's contributions are expensed in the period contributions are made to the plans. The Company recorded $32 million, $31 million and $29 million of total expense related to its defined benefit and defined contribution plans for the years ended December 31, 2000, 1999 and 1998, respectively. The defined benefit and defined contribution plans' assets of $2.3 billion and $2.2 billion at December 31, 2000 and 1999, respectively, were primarily invested in the separate accounts of the Company.

In addition to pension and retirement benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 were a net expense of $6.8 million, $5.0 million and $1.8 million, respectively.

                            DECEMBER 31,        DECEMBER 31,
                                2000                1999
                         ------------------  ------------------
Unfunded postretirement
  benefit obligation
  for retirees and
  other fully eligible
  employees (Accrued in
  statement of
  financial
  position)............  $47 million         $40 million
Estimated
  postretirement
  benefit obligation
  for active non-vested
  employees (Not
  accrued until
  employee vests)......  $76 million         $68 million
Discount rate..........  7%                  7%
Health care cost trend
  rate.................  10% to an ultimate  10% to an ultimate
                         5%, declining 1%    5%, declining 1%
                         for 5 years         for 5 years

If the health care cost trend rate assumptions were increased by 1%, the accrued postretirement benefit obligation as of December 31, 2000 and 1999 would have been increased by $7 million and $6 million, respectively.

At December 31, 2000 and 1999, the recorded postretirement benefit obligation was reduced by $22 million and $28 million, respectively, for health care benefit plan assets. These assets were primarily invested in the separate accounts of the Company.

5. REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding to reinsurers under excess coverage and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company has an excess reinsurance contract for disability income policies with retention limits varying based upon coverage type.

The amounts shown in the accompanying consolidated financial statements are net of reinsurance. Reserves for policy benefits at December 31, 2000 and 1999 were reported net of ceded reserves of $663 million and $584 million, respectively. The effect of reinsurance on premiums and benefits for the years ended December 31, 2000, 1999 and 1998 was as follows:

                               2000       1999      1998
                              -------    ------    ------
                                     (IN MILLIONS)
Direct premiums...........    $ 9,419    $8,785    $8,426
Premiums ceded............       (494)     (441)     (405)
                              -------    ------    ------
Net premiums..............    $ 8,925    $8,344    $8,021
                              =======    ======    ======
Benefits to policyowners
  and beneficiaries.......     10,063     9,205    $8,869
Benefits ceded............       (238)     (197)     (182)
                              -------    ------    ------
Net benefits to
  policyowners and
  beneficiaries...........    $ 9,825    $9,008    $8,687
                              =======    ======    ======

In addition, the Company received $146 million, $133 million and $121 million for the years ended December 31, 2000, 1999 and 1998, respectively, from reinsurers representing allowances for reimbursement of commissions and other expenses. These amounts are included in other income in the consolidated statement of operations.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company;

consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

6. INCOME TAXES
Provisions for income taxes are based on current income tax payable without recognition of deferred taxes. The Company files a consolidated life-nonlife federal income tax return. Federal income tax returns for years through 1995 are closed as to further assessment of tax. Adequate provision has been made in the financial statements for any additional taxes, which may become due with respect to the open years.

The Company's taxable income can vary significantly from gain from operations before taxes due to differences between book and tax valuation of assets and liabilities (e.g., investments and policy benefit reserves). The Company pays a tax that is assessed only on the surplus of mutual life insurance companies ("equity tax"), and also, the Company must capitalize and amortize, as opposed to immediately deducting, an amount deemed to represent the cost of acquiring new business ("DAC tax").

The Company's effective tax rate on gains from operations before taxes for the years ended December 31, 2000, 1999 and 1998 was 16%, 29%, and 48% respectively. In 2000 and 1999, the effective rates were less than the federal corporate rate of 35% due primarily to differences between book and tax investment income and, in 2000, prior year adjustments. In 1998, the effective rate was greater than 35% due primarily to the equity tax and DAC tax.

7. RELATED PARTY TRANSACTIONS
The Company acquired Frank Russell Company ("Frank Russell") effective January 1, 1999 for a purchase price of approximately $955 million. Frank Russell is a leading investment management and consulting firm, providing investment advice, analytical tools and investment vehicles to institutional and individual investors in more than 30 countries. This investment is accounted for using the equity method and is included in common stocks in the consolidated statement of financial position. In 2000 and 1999, the Company charged-off directly from surplus approximately $12 million and $842 million respectively, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this charge-off. The Company has unconditionally guaranteed certain debt obligations of Frank Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

During 2000 and 1999, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $220 million and $287 million for 2000 and 1999, respectively, were recorded on this transaction, based on the fair value of the assets upon transfer.

8. CONTINGENCIES
The Company has guaranteed certain obligations of its affiliates. These guarantees totaled approximately $101 million at December 31, 2000 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $1.8 billion at December 31, 2000 and were extended at market interest rates and terms.

The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the Company's results of operations or financial position.

[PRICEWATERHOUSECOOPERS LLC - LETTERHEAD]

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company

We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with generally accepted accounting principles. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2000 because of the effects of the variances between the statutory basis of accounting and generally accepted accounting principles referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2000 and 1999 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

[PRICEWATERHOUSECOOPERS LLC]
January 23, 2001

                                TABLE OF CONTENTS

                                                                             PAGE
DISTRIBUTION OF THE CONTRACTS..............................................     B-2

DETERMINATION OF ANNUITY PAYMENTS..........................................     B-2
      Amount of Annuity Payments...........................................     B-2
      Annuity Unit Value...................................................     B-3
      Illustrations of Variable Annuity Payments...........................     B-3

VALUATION OF ASSETS OF THE ACCOUNT.........................................     B-4

TRANSFERABILITY RESTRICTIONS...............................................     B-4

EXPERTS....................................................................     B-4

FINANCIAL STATEMENTS OF THE ACCOUNT........................................     B-5
(as of December 31, 2000 and for each of the two years in
 the period ended December 31, 2000)

   Report of Independent Accountants.......................................     B-17
   (as of December 31, 2000 and for each of the two years in
     the period ended December 31, 2000)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL................................     B-18
(as of December 31, 2000 and 1999 and for each of the three
 years in the period ended December 31, 2000)

   Report of Independent Accountants.......................................     B-29
   (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

      (a)   Financial Statements

            The financial statements of NML Variable Annuity Account A and The Northwestern Mutual Life Insurance Company are included in the Statement of Additional Information.

            NML Variable Annuity Account A
            (as of December 31, 2000 and for each of the two years in the period ended December 31, 2000)
            Statement of Assets and Liabilities
            Statement of Operations
            Changes in Equity
            Notes to Financial Statements
            Report of Independent Accountants

            The Northwestern Mutual Life Insurance Company
            (as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000)
            Consolidated Statement of Financial Position
            Consolidated Statement of Operations
            Consolidated Statement of Changes in Surplus
            Consolidated Statement of Cash Flows
            Notes to Consolidated Statutory Financial Statements
            Report of Independent Accountants

      (b)   Exhibits

      Exhibit B(4)(a)      Flexible Payment Variable Annuity Front Load
                           Contract, RR.V.A. (032000), including Contract amendment (sex neutral)

      Exhibit B(4)(a)(1)   Flexible Payment Variable Annuity Back Load Contract,
                           RR.V.A. (032000), including Contract amendment (sex neutral)

      Exhibit B(4)(b)      Variable Annuity Front Load and Back Load Contract
                           Payment Rate Tables, RR.V.A.B (032000), included in
                           Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

      Exhibit B(4)(c)      Enhanced Death Benefit for Front Load and Back Load
                           Contracts, VA. EDB. (032000), included in Exhibits
                           B(4)(a) and B(4)(a)(1) above

      Exhibit B(4)(d)      Waiver of Withdrawal Charge for Back Load Contract,
                           VA.WWC. (032000), included in Exhibit B(4)(a)(1) above

      Exhibit B(5)         Amended application forms for Front Load and Back
                           Load Contracts, included in Exhibits B(4)(a) and
                           B(4)(a)(1) above

      Exhibit B(10)        Consent of PricewaterhouseCoopers LLP

      The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-72913, CIK 0000790162, dated February 25, 1999, and are incorporated herein by reference:

      Exhibit B(8)(a)      Form of Participation Agreement Among Russell
                           Insurance Funds, Russell Fund Distributors, Inc. and
                           The Northwestern Mutual Life Insurance Company

      Exhibit B(8)(b)      Form of Administrative Service Fee Agreement between
                           The Northwestern Mutual Life Insurance Company and
                           Frank Russell Company

      The following exhibit was filed in electronic format with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and is incorporated herein by reference.

      Exhibit A(6)(b)      Amended By-Laws of The Northwestern Mutual Life
                           Insurance Company dated January 28, 1998

       The following exhibits were filed in electronic format with the Registration Statement on Form N-4 for NML Variable Annuity Account A, File No. 333-22455, CIK 0000790162, dated February 27, 1997, and are incorporated herein by reference:

       Exhibit 99(b) Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account and resolution of the Executive Committee designating the formations of "NML Variable Annuity Account A" and "NML Variable Annuity Account B"

      Exhibit A(3)(A)      Distribution Contract

      The following exhibit was filed in electronic format with Post-Effective Amendment No. 6 on Form N-4 for NML Variable Annuity Account A, File No. 33-58476, CIK 0000790162, dated November 13, 1995, and is incorporated herein by reference:

            EX-99.B1 Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company

Item 25.   Directors and Officers of the Depositor

The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company as of May 1, 2001, without regard to their activities relating to variable annuity contracts or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                      Business Address
----                                      ----------------
R. Quintus Anderson                       Aarque Capital Corporation
                                          20 West Fairmount Avenue
                                          P.O. Box 109
                                          Lakewood, NY 14750-0109

Edward E. Barr                            Sun Chemical Corporation
                                          222 Bridge Plaza South
                                          Fort Lee, NJ  07024

Gordon T. Beaham III                      Faultless Starch/Bon Ami Co.
                                          1025 West Eighth Street
                                          Kansas City, MO 64101

Robert C. Buchanan                        Fox Valley Corporation
                                          100 West Lawrence Street
                                          P.O. Box 727
                                          Appleton, WI  54911

George A. Dickerman                       68 Normandy Road
                                          Longmeadow, MA  01106-1259

Pierre S. du Pont                         Richards, Layton and Finger
                                          P.O. Box 551
                                          1 Rodney Square
                                          Wilmington, DE 19899

James D. Ericson                          The Northwestern Mutual Life
                                            Insurance Company
                                          720 East Wisconsin Avenue
                                          Milwaukee, WI 53202

J. E. Gallegos                            Gallegos Law Firm
                                          460 St. Michaels Drive
                                          Building 300
                                          Santa Fe, NM 87505

Stephen N. Graff                          805 Lone Tree Road
                                          Elm Grove, WI 53122-2014

Patricia Albjerg Graham                   Graduate School of Education
                                          Harvard University
                                          420 Gutman
                                          Cambridge, MA  02138

James P. Hackett                          Steelcase Inc.
                                          901 - 44th Street
                                          Grand Rapids, MI  49508

Stephen F. Keller                         101 South Las Palmas Avenue
                                          Los Angeles, CA 90004

Barbara A. King                           Landscape Structures, Inc.
                                          Route 3
                                          601-7th Street South
                                          Delano, MN 55328

J. Thomas Lewis                           228 St. Charles Avenue
                                          Suite 1024
                                          New Orleans, LA 70130

Daniel F. McKeithan, Jr.                  Tamarack Petroleum Company, Inc.
                                          Suite 1920
                                          777 East Wisconsin Avenue
                                          Milwaukee, WI 53202

Guy A. Osborn                             3809 West Fairway Heights Drive
                                          Mequon, WI  53092

Timothy D. Proctor                        Diageo plc
                                          Kingsley House
                                          1a Wimpole Street
                                          London W1G 0DA
                                          Great Britain

H. Mason Sizemore, Jr.                    The Seattle Times
                                          Fairview Avenue North and John Street
                                          P.O. Box 70
                                          Seattle, WA  98109

Harold B. Smith, Jr.                      Illinois Tool Works, Inc.
                                          3600 West Lake Avenue
                                          Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                    Carolina Power & Light Company
                                          411 Fayetteville Street Mall
                                          P.O. Box 1551
                                          Raleigh, NC  27602

Peter M. Sommerhauser                     Godfrey & Kahn, S.C.
                                          780 North Water Street
                                          Milwaukee, WI 53202-3590

John E. Steuri                            52 River Ridge Road
                                          Little Rock, AR 72227-1518

John J. Stollenwerk                       Allen-Edmonds Shoe Corporation
                                          201 East Seven Hills Road
                                          P.O. Box 998
                                          Port Washington, WI 53074-0998

Barry L. Williams                         Williams Pacific Ventures, Inc.
                                          109 Stevenson Street - 5th Floor
                                          San Francisco, CA 94105-3409

Kathryn D. Wriston                        c/o Shearman & Sterling
                                          599 Lexington Avenue, Room 1064
                                          New York, NY 10022

Edward J. Zore                            The Northwestern Mutual Life
                                            Insurance Company
                                          720 East Wisconsin Avenue
                                          Milwaukee, WI 53202

EXECUTIVE OFFICERS

Name                          Title
----                          -----
James D. Ericson            Chairman and Chief Executive Officer; Trustee
Edward J. Zore              President, Trustee
John M. Bremer              Senior Executive Vice President and Secretary
                              (Administration/Chief Compliance Officer)
Peter W. Bruce              Senior Executive Vice President (Insurance)
Deborah A. Beck             Executive Vice President (Planning and
                            Technology)
William H. Beckley          Executive Vice President (Agencies)
Bruce L. Miller             Executive  Vice President (Marketing)
Mark G. Doll                Senior Vice President (Public Markets)
Richard L. Hall             Senior Vice President (Life Insurance)
William C. Koenig           Senior Vice President and Chief Actuary
Donald L. Mellish           Senior Vice President (Field Systems
                            Administration)
Gary A. Poliner             Senior Vice President & CFO
Charles D. Robinson         Senior Vice President (Investment Products and
                            Services)
Mason G. Ross               Senior Vice President and Chief Investment
                            Officer
John E. Schlifske           Senior Vice President (Securities and Real
                            Estate)
Leonard F. Stecklein        Senior Vice President (Annuity and
                            Accumulation Products)
Frederic H. Sweet           Senior Vice President (Corporate and
                            Government Relations)
Walt J. Wojcik              Senior Vice President (Information Systems)
Robert J. Berdan            Vice President and General Counsel
Steven T. Catlett           Vice President and Controller
Thomas E. Dyer              Vice President (Corporate Services)
Christine H. Fiasca         Vice President (Agency Development)
Gary E. Long                Vice President
Susan A. Lueger             Vice President (Human Resources)
Jean M. Maier               Vice President (Field Services Support)
Meridee J. Maynard          Vice President (Disability Income)
Gregory C. Oberland         Vice President (New Business)
Barbara F. Piehler          Vice President (Internet)
Marcia Rimai                Vice President (Policyowner Services)
James F. Reiskytl           Vice President (Tax and Financial Planning)
Lora A. Rosenbaum           Vice President (Compliance/Best Practices)
J. Edward Tippetts          Vice President (Marketing)
Martha M. Valerio           Vice President (Information Systems)
David B. Wescoe             Vice President (Northwestern Mutual Investment
                            Services)
W. Ward White               Vice President (Communications)
Michael L. Youngman         Vice President (Government Relations)

OTHER OFFICERS

Name                                            Title
----                                            -----
John M. Abbott                      Director - Benefits Resources
Jac Amerell                         Associate Director - Investment Accounting
Carl G. Amick                       Director - Disability Products/Standards
Thomas R. Anderson                  Vice President - Sales/Marketing
Maria J. Avila                      Associate Director - Information Systems
Michael J. Backus                   Associate Director - Information Systems
John E. Bailey                      Senior Actuary
Nicholas H. Bandow                  Assistant Director - Information Systems
Margaret A. Barkley                 Director - Agency
Walter L. Barlow                    Assistant Director - Education

Rebekah B. Barsch                   Director NML Foundation
Bradford P. Bauer                   Assistant Director - Advanced Marketing
Blaise C. Beaulier                  Assistant Director - Information Systems
Faye M. Belschner                   Assistant Director - Marketing
Beth M. Berger                      Assistant General Counsel & Assistant Secretary
Frederick W. Bessette               Assistant General Counsel & Assistant Secretary
Carrie L. Bleck                     Assistant Director - Controllers
Melissa Bleidorn                    Assistant General Counsel
D. Rodney Bluhm                     Assistant General Counsel
Jessica J. Borgmann                 Assistant Director - Agency
Willette Bowie                      Employee Relations Director
Kathryn A. Boziel                   Assistant Director - Life Products
Martin R. Braasch                   Director - Disability Underwriting Standards
Patricia R. Braeger                 Associate Director - Information Systems
Jennifer L. Brase                   Assistant Director - Agency
James A. Brewer                     Investment Research Officer
Anne T. Brower                      Assistant General Counsel
William J. Buholzer                 Director - Employee Benefits
Michael S. Bula                     Assistant General Counsel
Troy M. Burbach                     Assistant Director - Information Systems
Jerry C. Burg                       Director - Field Benefits
Richard F. Burgarino                Assistant Director - Information Systems
Pency P. Byhardt                    Assistant Director - New Business
Gregory B. Bynan                    Director - Corporate Services
Pamela C. Bzdawka                   Assistant Director - Advanced Marketing
Kim M. Cafaro                       Director - Investment Services
John E. Cain                        Assistant Director - Life Benefits
Gwen C. Canady                      Assistant Controller
Shanklin B. Cannon, M.D.            Medical Director - Life Products/Research
Terese J. Capizzi                   Director - Long Term Care
Kurt P. Carbon                      Associate Director - Underwriting Standards
John P. Carrick                     Assistant Director - Information Systems
Michael G. Carter                   Director - Life Benefits
William W. Carter                   Associate Actuary
John E. Caspari                     Assistant Director - Advertising & Corporate
                                      Information
Walter J. Chossek                   Associate Controller
Thomas R. Christenson               Director - Employee Product Services
Eric P. Christophersen              Director - Investment Services
Alan E. Close                       Associate Controller
Carolyn M. Colbert                  Assistant Director - New Business
James L. Coleman                    Vice President - Marketing
Margaret Winter Combe               Director - Agency Development
Robyn S. Cornelius                  Assistant Director - Field Financial Services
Virginia A. Corwin                  Assistant Director - New Business
Barbara E. Courtney                 Associate Director - Mutual Funds
Dennis J. Darland                   Assistant Director - Disability Income
Thomas H. Davis                     Associate Director - Information Systems
Nicholas De Fino                    Assistant Director - Real Estate Investments
Glen W. DeZeeuw                     Director - Agency Development
Colleen Devlin                      Assistant Director - Communications
Jennifer L. Docea                   Assistant Actuary
Lisa C. Dodd                        Director - Policyowner Services

Richard P. Dodd                     Assistant Director - Agency Development
Daniel C. Dougherty                 Director - Personal Markets
Margaret T. Dougherty               Associate Director - Information Systems
John R. Dowell                      Director - Workforce Diversity
William O. Drehfal                  Director - Creative Services
Steven J. Dryer                     Associate Director - Investment Services
Vlasta I. Duffy                     Assistant Director - Agency Development
John E. Dunn                        Assistant General Counsel & Assistant Secretary
Somayajulu Durvasula                Director - Field Financial Services
James R. Eben                       Assistant General Counsel and Assistant
                                      Secretary
Magda El Sayed                      Assistant Director - Information Systems
John C. Ertz                        Assistant Director - Agency Development
Michael S. Ertz                     Director - Agency
Thomas F. Fadden                    Assistant Director - Information Systems
Zenia J. Fieldbinder                Assistant Director - Annuity Accumulation Products
Richard F. Fisher                   Senior Actuary
Marcia L. Fitzgerald                Assistant Director - New Business
Dennis J. Fitzpatrick               Director - Advanced Marketing
Jon T. Flaschner                    Vice President - Field Services & Support
Kate M. Fleming                     Assistant General Counsel and Assistant Secretary
Carol J. Flemma                     Director - Long Term Care
Laurie Flessas                      Assistant Director - Life Marketing
Donald Forecki                      Investment Officer - Treasury Operations
Stephen H. Frankel                  Vice President - Actuarial
James Frasher                       Assistant General Counsel
Anne A. Frigo                       Assistant Director - New Business
Richard R. Garthwait                Vice President - Field Financial Services
Don P. Gehrke                       Assistant Director - Investment Services
David L. Georgenson                 Director - Agent Development
Timothy L. Gergens                  Financial Officer - Underwriting Standards
Paulette A. Getschman               Assistant Director - Policyowner Services
James W. Gillespie                  Vice President - Information Systems
Walter M. Givler                    Director - New Business
Edwin P. Glass, Jr.                 Vice President - Trust Services
Robert P. Glazier                   Products Officer - Actuarial
Robert K. Gleeson, M.D.             Vice President - Medical Director
Mark J. Gmach                       Director -  Field Services & Support
Jason G. Goetze                     Assistant Director - Long Term Care
William F. Grady                    Director of Field Finances
Clarke C. Greene                    Assistant General Counsel
John M. Grogan                      Director - Disability Income
Thomas C. Guay                      Director - Field Financial
Gregory A. Gurlik                   Director - Long Term Care
Gerald A. Haas                      Assistant Director - Information Systems
Patricia Ann Hagen                  Associate Director - Information Systems
Ronald D. Hagen                     Vice President - Long Term Care
Lori A. Hanes                       Director - Human Resources
William M. Harris                   Assistant Regional Director - South
Dennis R. Hart                      Assistant Director - Agent Development
Gail A. Hart                        Assistant Director - Policyowner Services
Paul F. Heaton                      Vice President & Litigation Counsel
William L. Hegge                    Associate Director of Telecommunications
Wayne F. Heidenreich                Medical Director

Susan J. Heinzelman                 Assistant Actuary
Jacquelyn F. Heise                  Human Resources Officer - Information Systems
Robert L. Hellrood                  Director - New Business
Herbert F. Hellwig                  Assistant Director - Individual Annuity Marketing
Jane A. Herman                      Director - Term Upgrade
Gary M. Hewitt                      Vice President & Treasurer
John G. Hickmann                    Assistant Director - Field Financial Services
Donna R. Higgins                    Associate Director - Information Systems
David L. Hilbert                    Investment Officer
Karla D. Hill                       Human Resource Officer - New Business
Susan G. Hill                       Assistant Director - New Business
John D. Hillmer                     Assistant Director - Information Systems
Hugh L. Hoffman                     Assistant Director - Information Systems
Richard S. Hoffmann                 Vice President - Audit
Terence J. Holahan                  Assistant Director - Long Term Care
Bruce Holmes                        Actuary
Diane B. Horn                       Director - Compliance & Best Practices
Sharon A. Hyde                      Assistant Director - Disability Income
Elizabeth S. Idleman                Assistant General Counsel and Assistant Secretary
Todd A. Jankowski                   Investment Officer
Joseph P. Jansky                    Assistant Director - Corporate Planning & Development
Michael D. Jaquint                  Assistant Actuary
Dolores A. Juergens                 Associate Director - Agency Events
Mark A. Kaprelian                   Assistant General Counsel
Marilyn J. Katz                     Assistant Director - Medical Staff
Loran M. Kaufman                    Chief Investment Officer - Trust Services Project
John C. Kelly                       Associate Controller
Kevin C. Kennedy                    Assistant Director - Architecture
James B. Kern                       Director - Disability Income
Donald C. Kiefer                    Vice President - Actuarial
Jason T. Klawonn                    Assistant Actuary
Allen B. Kluz                       Director - Human Resources
Beatrice C. Kmiec                   Assistant Director - New Business
James A. Koelbl                     Assistant General Counsel and Assistant Secretary
John L. Kordsmeier                  Director - New Business
Robert J. Kowalsky                  Chief Architect - Information Systems
Carol L. Kracht                     Assistant General Counsel & Assistant Secretary
Martha Krawczak                     Life and Disability Products Officer - Policyowner
                                       Services
Patricia A. Krueger                 Assistant Director - Annuity Products
Jeffrey J. Krygiel                  Associate Actuary
Todd Kuzminski                      Assistant Controller
Dean A. Landry                      Assistant Controller
Todd L. Laszewski                   Associate Actuary
Patrick J. Lavin                    Assistant Director - New Business
James L. Lavold                     Associate Director of Meetings - Agency
Donna L. Lemanczyk                  Assistant Closing Director - Real Estate Investments
Elizabeth J. Lentini                Assistant General Counsel & Assistant Secretary
Sally Jo Lewis                      Assistant General Counsel & Assistant Secretary
Mark P. Lichtenberger               Associate Director - LINK Technical Planning
Paul E. Lima                        Vice President - Emerging Markets
Steven M. Lindstedt                 Associate Director - Information Systems
Melissa C. Lloyd                    Assistant Director - Advanced Marketing
James Lodermeier                    Assistant Director - Tax Planning

Kurt W. Lofgren                     Assistant General Counsel
Debra J. Loveridge                  Assistant Director - Field Services & Support
George R. Loxton                    Assistant General Counsel & Assistant Secretary
Mary M. Lucci                       Director - Compliance & Best Practices
Christine M. Lucia                  Human Resources Officer - Policyowner Services
Mark J. Lucius                      Corporate Information Officer
Merrill C. Lundberg                 Assistant General Counsel & Assistant Secretary
Dean E. Mabie                       Assistant General Counsel
Jon K. Magalska                     Associate Actuary
Joseph M. Maier                     Assistant General Counsel
Joseph Maniscalco                   Associate Director - Information Systems
Raymond J. Manista                  Director - Planning & Projects
Steven C. Mannebach                 Director of Field Development - Field Financial
                                       Services
Jeffrey S. Marks                    Director - Underwriting Standards
Steve Martinie                      Assistant General Counsel & Assistant Secretary
Ted A. Matchulat                    Actuarial Products Officer
Shawn P. Mauser                     Assistant Director Personal Markets
Michael G. May                      Assistant Director - Field Training & Development
Margaret McCabe                     Director - Disability Income
Richard A. McComb                   Director - Human Resources
William L. McCown                   Vice President & Investment Counsel
Paul E. McElwee                     Assistant General Counsel & Assistant Secretary
Allen J. McDonell                   Assistant Director - Compliance
James L. McFarland                  Assistant General Counsel & Assistant Secretary
Daniel E. McGinley                  Director - Field Management Development
Mark J. McLennon                    Director - Marketing
Arthur J. Mees, Jr.                 Assistant Director - Field Financial Services
Larry S. Meihsner                   Assistant General Counsel & Assistant Secretary
Robert G. Meilander                 Vice President - Actuarial
Richard E. Meyers                   Assistant General Counsel
Patricia A. Michel                  Assistant Director - Policyowner Services
Lynn A. Milewski                    Assistant Director - Annuity & Accumulation Products
Jay W. Miller                       Vice President & Tax Counsel
Sara K. Miller                      Vice President - Life Marketing
Loretta Mlekoday                    Assistant Controller
Daniel P. Moakley                   Assistant General Counsel
Jill Mocarski                       Associate Medical Director
Tom M. Mohr                         Long Term Care Officer
Richard C. Moore                    Associate Actuary
Scott J. Morris                     Assistant General Counsel and Assistant Secretary
Sharon A. Morton                    Investment Officer - Treasury & Investment Operations
Adrian J. Mullin                    Assistant Director - Personal Markets
Timothy P. Murphy                   Assistant Director - Disability Income
Randolph J. Musil                   Assistant Director - Advanced Marketing
John E. Muth                        Assistant Director - Advanced Marketing
Susan M. Neitman                    Assistant Director - Field Services & Support
David K. Nelson                     Assistant General Counsel
Ronald C. Nelson                    Director - Annuity Products
Timothy Nelson                      Assistant Marketing Director - Compliance & Best
                                       Practices
Leon W. Nesbitt                     Vice President-Agency
Jeffrey J. Niehaus                  Assistant Director - Annuity Products
Karen M. Niessing                   Director - Policyowner Services

Daniel J. O'Meara                   Director - Field Financial Services
Mary Joy O'Meara                    Director - Field Financial Services
Mary S. Ogorchock                   Assistant General Counsel
Kathleen A. Oman                    Director - Policyowner Services
Ann L. Otte                         Assistant Director - Field Services & Support
Timothy A. Otto                     Assistant General Counsel & Assistant Secretary
Thomas A. Pajewski                  Investment Research Officer - Treasury & Investment
                                       Operations
Arthur V. Panighetti                Director - Tax and Financial Planning
Babette A. Parker                   Assistant Director - Marketing
Christen L. Partleton               Associate Director - Policyowner Services
Jeffrey L. Pawlowski                Assistant Director - Agency Development
David W. Perez                      Assistant General Counsel
Judith L. Perkins                   Assistant General Counsel & Assistant Secretary
Wilson D. Perry                     Assistant General Counsel & Assistant Secretary
Peter T. Petersen                   Assistant Director - Long Term Care
Gary N. Peterson                    Actuary
William C. Pickering                Assistant General Counsel
Michele E. Pierz                    Assistant Director - Field Services & Support
Harvey W. Pogoriler                 Assistant General Counsel & Assistant Secretary
Rebecca L. Porter                   Assistant Director - Corporate Planning
Randolph R. Powell, M.D.            Medical Director
Brian D. Powers                     Director - Trust Services
Mark A. Prange                      Associate Director - Information Systems
Brian R. Pray                       Assistant Regional Director - New Business
Thomas O. Rabenn                    Assistant General Counsel and Assistant Secretary
Steven M. Radke                     Legislative Representative
David R. Remstad                    Vice President - Life Products
David R. Retherford                 Assistant Director - Disability Income
Stephen M. Rhode                    Assistant Director - Annuity Products
Richard R. Richter                  Vice President - Agency
Daniel A. Riedl                     Vice President & Financial Services Counsel
Kathleen M. Rivera                  Vice President - Insurance Counsel
Bethany M. Rodenhuis                Assistant General Counsel and Assistant Secretary
Faith B. Rodenkirk                  Assistant Director - Group Marketing
James S. Rolfsmeyer                 Assistant Director - Information Systems
Tammy M. Roou                       Assistant General Counsel
Robert K. Roska                     Associate Director - Information Systems
Sue M. Roska                        Director - New Business
Stephen G. Ruys                     Associate Director - Information Systems
Laurence K. Ryan                    Wholesaler - Trust Services Project
Matthew T. Sauer                    Assistant Director - Corporate Planning
Mary Ann Schachtner                 Director - Field Training & Development
Linda Ann Schaefer                  Director - Policyowner Services
Timothy G. Schaefer                 Assistant Director - Information Systems
Cal D. Schattschneider              Assistant Director - Corporate Planning
Thomas F. Scheer                    Assistant General Counsel & Assistant Secretary
Carlen A. Schenk                    Associate Director - Compliance & Best Practices
Jane A. Schiltz                     Vice President - Life Marketing
Kathleen H. Schluter                Assistant General Counsel & Assistant Secretary
Calvin R. Schmidt                   Associate Director - Information Systems
Rodd Schneider                      Assistant General Counsel and Assistant Secretary
Sarah R. Schneider                  Assistant Director - Corporate Planning & Development
John O. Schnorr                     Assistant Director - Compliance & Best Practices

Margaret R. Schoewe                 Human Resources Officer - Information Systems
John F. Schroeder                   Associate Director of Field Office Real Estate
Donna L. Schwartz                   Assistant Director - New Business
Melva T. Seabron                    Director - Corporate Services
Norman W. Seguin, II                Investment Officer - Ad Valorem Taxes
Catherine L. Shaw                   Assistant General Counsel & Assistant Secretary
John E. Sheaffer, Jr.               Assistant Director - Agency Development
Janet Z. Silverman                  Director - New Business
Stephen M. Silverman                Assistant General Counsel
David W. Simbro                     Vice President - Marketing
Paul W. Skalecki                    Actuary
Cynthia S. Slavik                   Assistant Director - Environmental Engineer
Mark W. Smith                       Assistant General Counsel & Assistant Secretary
Warren L. Smith, Jr.                Investment Officer - Architecture
Richard P. Snyder                   Assistant Director - Controllers
Steven W. Speer                     Director - Annuity Products Marketing
Robert J. Spellman, M.D.            Vice President & Chief Medical Director
Steve P. Sperka                     Associate Actuary
Barbara J. Stansberry               Projects Director - New Business
Steven H. Steidinger                Assistant Director - Life Marketing
Bonnie L. Steindorf                 Director of Department Operations - Agency
William I. Sternman                 Director - Corporate Planning
Karen J. Stevens                    Assistant General Counsel & Assistant Secretary
Steven J. Stribling                 Senior Actuary
Stephen J. Strommen                 Associate Actuary
Theodore H. Strupp                  Associate Director - Communications
Daniel J. Suprenant                 Director - Group Disability Marketing
Cheryl L. Svehlek                   Assistant Director - Disability Income
Victoria A. Sweigart                Human Resources Officer
Rachel L. Taknint                   Assistant General Counsel & Assistant Secretary
Thomas Talajkowski                  Assistant Director - Tax and Financial Planning
Earl Taylor                         Assistant General Counsel
Paul B. Tews                        Director of Investment Planning - Treasury &
                                       Investment Operations
Deanna L. Tillisch                  Assistant Director - Media Relations
Susan M. Tompkins                   Director - Marketing
David F. Toy                        Assistant Director - Marketing
Gloria E. Tracy                     Assistant Director - Life Marketing
Linda K. Tredupp                    Assistant Director - Information Systems
Chris G. Trost                      Actuary
Mark J. Van Cleave                  Assistant Director of Marketing Research - Corporate
                                       Planning & Development
Michael T. Van Grinsven             Assistant Director - Field Services & Support
Mary Beth Van Groll                 Vice President - Information Systems
Gloria J. Venski                    Associate Director - Disability Income
Natalie J. Versnik                  Assistant Director - Disability Income
Janine L. Wagner                    Assistant Director - Information Systems
Harlan M. Wahrman                   Director - Marketing
Scott E. Wallace                    Assistant Director - Corporate Planning
Hal W. Walter                       Vice President - Agency
P. Andrew Ware                      Vice President - Actuarial
Mary L. Wehrle-Schnell              Associate Director - Information Systems
Daniel T. Weidner                   Assistant Director - Information Systems

Joel S. Weiner                      Assistant Medical Director
Ronald J. Weir                      Associate Director - Information Systems
Kenneth R. Wentland                 Assistant Director of Policyowner Services - East
Sandra D. Wesley                    Associate Director of Special Projects  -
                                       Communications
Catherine A. Wilbert                Assistant General Counsel & Assistant Secretary
David L. Wild                       Director - Corporate Services
Donald R. Wilkinson                 Vice President - Agency
Becki L. Williams                   Assistant Director - Life Marketing
Jeffrey B. Williams                 Corporate Risk Manager
John K. Wilson                      Director - Disability Income
Scott J. Witt                       Assistant Actuary
Penelope A. Woodcock                Associate Director - Disability Income
Robert J. Wright                    Industry Trends Officer
Stanford A. Wynn                    Assistant Director - Advanced Marketing
Conrad C. York                      Director - Marketing
Catherine M. Young                  Assistant General Counsel & Assistant Secretary
James A. Youngquist                 Associate Actuary
John Zao                            Assistant Director - Information Systems
Diana M. Zawada                     Associate Director - Controllers
Rick T. Zehner                      Vice President - Marketing
Patricia A. Zimmermann              Investment Officer - Treasury & Investment Operations
Ray Zimmermann                      Director - Field Financial Services
Philip R. Zwieg                     Vice President of Technical Support - Information
                                       Systems
Robert E. Zysk                      Director - Tax and Financial Planning

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant


      The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2000 are set forth on pages C-13 and C-14. In addition to the subsidiaries set forth pages on C-13 and C-14, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern
Mutual:

      1.    NML Variable Annuity Account A
      2.    NML Variable Annuity Account B
      3.    NML Variable Annuity Account C
      4.    Northwestern Mutual Variable Life Account

      Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-13 as subsidiaries of Northwestern Mutual, are investment companies registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                            (AS OF JANUARY 31, 2001)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
        General Account
        NML Variable Annuity Account A
        NML Variable Annuity Account B
        NML Variable Annuity Account C
        NML Group Annuity Separate Account
        NML Variable Life Account
        Eiger Corporation - 100%
        Frank Russell Company and its subsidiaries - 100%
        Bradford, Inc. - 100%
        NML/Tallahassee, Inc. - 100%
        Northwestern Investment Management Company, LLC - 100%
        Northwestern Mutual Las Vegas, Inc. - 100%
        Northwestern Long Term Care Insurance Company - 100%
        Northwestern International Holdings, Inc. - 100%
        Northwestern Foreign Holdings B.V. - 100%
        Saskatoon Centre, Limited - 100% (inactive)
        Estate Strategies Group, LLC - 100%
        Northwestern Mutual Series Fund, Inc. (and its 11 portfolios) - 100% Russell Insurance Funds (and its 5 funds) - 74%
        Mason Street Funds, Inc. (and its 11 funds) - 65%
        MGIC Investment Corporation - 11%.
        MGIC holds 100% of the voting stock of the following:
          Mortgage Guaranty Reinsurance Corporation,
          MGIC, MGIC Reinsurance Corporation of Wisconsin,
          MGIC Mortgage Insurance Corporation, and various subsidiaries. Baird Financial Corporation - 80%.
             Baird Financial Corporation holds 80% of the voting stock of Robert W. Baird & Co., Incorporated and various subsidiaries.
        Northwestern Mutual Investment Services, LLC - 100%
        Northwestern Reinsurance Holdings N.V. - 100%
        NML - CBO, LLC - 49%

NML REAL ESTATE HOLDINGS, LLC - 100%
The Grand Avenue Corporation - 98.54%
Marina Pacific, Ltd. - 100%
Solar Resources, Inc. - 100%
Rocket Sports, Inc. - 100% (inactive)
Summit Sports, Inc. - 100% (inactive)
Greenway Sports, Inc. - 100% (inactive)
RE Corporation - 100%
INV Corp. - 100%
Buffalo Promotions, Inc. - 100% (inactive)
NW Greenway #1 - 100% (inactive)
NW Greenway #9 - 100% (inactive)
Logan, Inc. - 100%
Green Room Properties, LLC - 100%
Summerhill Management, LLC - 100%
New Arcade Parking, LLC - 100%
Mitchell, Inc. - 100%
Cass Corporation - 100%
Burgundy, Inc. - 100%
Amber, Inc. - 100%
Olive, Inc. - 100%
Bayridge, Inc. - 100%
Ryan, Inc. - 100%
Pembrook, Inc. - 100%
PBClub, Inc. - 100%
Diversey, Inc. - 100%
Larkin, Inc. - 100% (inactive)
Russet, Inc. - 100% (inactive)
Summerhill Property, LLC - 100%
New Arcade, LLC - 100%
Summit Mall, LLC - 100%


* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

                            NORTHWESTERN MUTUAL CORPORATE STRUCTURE*
                                    (AS OF JANUARY 31, 2001)

NML SECURITIES HOLDINGS, LLC-100%

NW Pipeline, Inc. - 100%
Painted Rock Development Corporation - 100%
NML Development Corporation - 100%
Stadium and Arena Management, Inc. - 100%
Carlisle Ventures, Inc. - 100%
Park Forest Northeast, Inc. - 100%
Travers International Sales, Inc. - 100%
Highbrook International Sales, Inc. - 100%
Elderwood International Sales, Inc. - 100%
Mallon International Sales, Inc. - 100%
Higgins, Inc. - 100%
Hobby, Inc. - 100%
Baraboo, Inc. - 100%
Elizabeth International Sales, Inc. - 100%
Sean International Sales, Inc. - 100%
Alexandra International Sales, Inc. - 100%
Brian International Sales, Inc. - 100%
Jack International Sales, Inc. - 100%
Brendan International Sales, Inc. - 100%
Justin International FSC, Inc. - 100%
Mason & Marshall, Inc. - 100%
North Van Buren, Inc. - 100%
Northwestern Mutual Life International, Inc. - 100%
White Oaks, Inc. - 100%
Hazel, Inc. - 100%
Kristiana International Sales, Inc. - 100%
NML/Mid Atlantic, Inc. - 100%
KerryAnne International Sales, Inc. - 100%
Regina International Sales, Inc. - 100%
Maroon, Inc. - 100%
Coral, Inc. - 100%
Lydell, Inc. - 100%
Klode, Inc. - 100%
Chateau, Inc. - 100% (inactive)
Lake Bluff, Inc. - 100% (inactive)
Nicolet, Inc. - 100% (inactive)
Tupelo, Inc. - 100% (inactive)
NML Buffalo Agency, Inc. - 100%

* Except for MGIC Investment Corporation and its subsidiaries, includes all mutual funds and other corporations of which 50% or more voting power is controlled by Northwestern Mutual.

 Item 27. Number of Contract Owners

      As of April 30, 2001, 15,665 variable annuity contracts issued in connection with NML Variable Annuity Account A were outstanding. All such contracts were issued as contracts for plans qualifying for special treatment under various provisions of the Internal Revenue Code.

Item 28. Indemnification

      That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the Registration Statement.

Item 29. Principal Underwriters

      (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the broker-dealer company of Northwestern Mutual, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B and Northwestern Mutual Variable Life Account, separate investment accounts of Northwestern Mutual registered under the Investment Company Act of 1940 as unit investment trusts. In addition NMIS is the investment adviser for Northwestern Mutual Series Fund, Inc.

      (b)   The directors and officers of NMIS are as follows:

Name                                                  Position
----                                                  --------
Ronald C. Alberts                   Vice President--Fixed Income Securities
Maria J. Avila                      Assistant Treasurer
William H. Beckley                  Director and Executive Vice President, Sales
John M. Bremer                      Director
Peter W. Bruce                      Director
Thomas A. Carroll                   Vice President Common Stocks
Walter J. Chossek                   Treasurer
Eric P. Christophersen              Senior Vice President
Timothy S. Collins                  Vice President--Fixed Income Securities
Barbara E. Courtney                 Assistant Treasurer
Jefferson V. DeAngelis              Vice President--Fixed Income Securities
Mark G. Doll                        Executive Vice President, Investment Advisory Services
James R. Eben                       Assistant Secretary
Phillip B. Franczyk                 Vice President, Agency Development
Richard L. Hall                     Vice President, Variable Life Insurance
Laila V. Hick                       Assistant Director, Equity Compliance, NMIS
                                       Office of Supervisory Jurisdiction
Diane B. Horn                       Senior Vice President and Chief Compliance Officer
Margaret A. Humphrey                Assistant Director, Equity Compliance, NMIS
                                       Office of Supervisory Jurisdiction
Mark A. Kaprelian                   Secretary
Beatrice C. Kmiec                   Assistant Vice President, Variable Life Administration
Steven J. LaFore                    Assistant Director, Equity Compliance, NMIS
                                       Office of Supervisory Jurisdiction
Allan  J. McDonell                  Vice President, Compliance
Varun Mehta                         Vice President--Fixed Income Securities
Leon W. Nesbitt                     Vice President, Agency Development

Richard R. Richter                  Vice President, Agency Development
                                       (upon NASD qualification)
Lora A. Rosenbaum                   Executive Vice President, Compliance and Best
                                        Practices
Ignatius L. Smetek                  Vice President Common Stocks
Leonard F. Stecklein                Vice President, Variable Annuities
Steven P. Swanson                   Vice President
Carla A. Thoke                      Director, Equity Compliance, NMIS
                                       Office of Supervisory Jurisdiction
Rene T. Thompson                    Assistant Director, Equity Compliance, NMIS
                                       Office of Supervisory Jurisdiction
J. Edward Tippetts                  Vice President, Sales Support
Julie Van Cleave                    Vice President Common Stocks
Partricia L. Van Kampen             Vice President Common Stocks
William R. Walker                   Vice President
Hal W. Walter                       Vice President, Agency Development
David B. Wescoe                     President, CEO and Director
Donald R. Wilkinson                 Vice President, Agency Development
Robert J. Ziegler                   Assistant Treasurer
Edward J. Zore                      Director

The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

      (c) During 2000 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $2,555,736 for sales of variable annuity contracts, and interests therein, issued in connection with the Registrant. NMIS received compensation for its investment advisory services from Northwestern Mutual Series Fund, Inc., the investment company in which assets of the Registrant are invested.

Item 30. Location of Accounts and Records

      All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 31. Management Services

      There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 32. Undertakings

      (a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Reference is made to the indemnification provisions disclosed in response to Item 28. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the registered securities, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 31st day of May, 2001.

                                          NML VARIABLE ANNUITY ACCOUNT A
                                          (Registrant)

                                          By THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY
                                             (Depositor)

Attest: JOHN M. BREMER                    By: JAMES D. ERICSON
        -------------------------             ---------------------------------
        John M. Bremer, Senior                James D. Ericson, Chairman
        Executive Vice President              and Chief Executive Officer
        and Secretary

      As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the depositor on the 31st day of May, 2001.

                                          THE NORTHWESTERN MUTUAL LIFE
                                          INSURANCE COMPANY
                                          (Depositor)

Attest: JOHN M. BREMER                    By:  JAMES D. ERICSON
       ------------------------------         ---------------------------------
      John M. Bremer, Senior Executive        James D. Ericson, Chairman
       Vice President and Secretary             and Chief Executive Officer


      As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the depositor and on the dates indicated:

Signature                         Title
---------                         -----
                                  Trustee, Chairman and
JAMES D. ERICSON                  Principal Executive
---------------------------
James D. Ericson                  Officer


GARY A. POLINER                   Senior Vice President and
---------------------------
Gary A. Poliner                   Principal Financial Officer


STEVEN T. CATLETT                 Vice President, Controller       Dated
---------------------------       and Principal Accounting      May 31, 2001
Steven T. Catlett                 Officer


HAROLD B. SMITH*                  Trustee
---------------------------
Harold B. Smith

J. THOMAS LEWIS*                Trustee
----------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*          Trustee
------------------------
Patricia Albjerg Graham*


STEPHEN F. KELLER*                Trustee
---------------------------
Stephen F. Keller


PIERRE S. du PONT*                Trustee
---------------------------
Pierre S. du Pont


J. E. GALLEGOS*                   Trustee                Dated
---------------------------                              May  31, 2001
J. E. Gallegos

KATHRYN D. WRISTON*               Trustee
----------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                Trustee
---------------------------
Barry L. Williams


GORDON T. BEAHAM III*             Trustee
---------------------------
Gordon T. Beaham III


DANIEL F. McKEITHAN, JR.*         Trustee
---------------------------
Daniel F. McKeithan, Jr.


EDWARD E. BARR*                   Trustee
---------------------------
Edward E. Barr


ROBERT C. BUCHANAN*               Trustee
---------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*           Trustee
----------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*           Trustee
---------------------------
H. Mason Sizemore, Jr.

JOHN J. STOLLENWERK*              Trustee
---------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*              Trustee
---------------------------
George A. Dickerman


GUY A. OSBORN*                    Trustee                Dated
---------------------------                           May  31, 2001
Guy A. Osborn

JOHN E. STEURI*                   Trustee
---------------------------
John E. Steuri


STEPHEN N. GRAFF*                 Trustee
---------------------------
Stephen N. Graff


BARBARA A. KING*                  Trustee
---------------------------
Barbara A. King


                                  Trustee
---------------------------
Timothy D. Proctor


PETER M. SOMMERHAUSER*            Trustee
---------------------------
Peter M. Sommerhauser


EDWARD J. ZORE*                   Trustee
---------------------------
Edward J. Zore


---------------------------       Trustee
James P. Hackett


*By:  JAMES D. ERICSON
    --------------------------
    James D. Ericson, Attorney in Fact,
    pursuant to the Power of Attorney
    previously filed on April 27, 2001

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-4
                        POST-EFFECTIVE AMENDMENT NO. 4 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                         NML VARIABLE ANNUITY ACCOUNT A

Exhibit Number                             Exhibit Name

Exhibit B(4)(a)             Flexible Payment Variable Annuity Front Load
                            Contract, RR.V.A. (032000), including Contract amendment (sex neutral)

Exhibit B(4)(a)(1)          Flexible Payment Variable Annuity Back Load
                            Contract, RR.V.A. (032000), including Contract amendment (sex neutral)

Exhibit B(4)(b)             Variable Annuity Front Load and Back Load Contract
                            Payment Rate Tables, RR.V.A.B (032000), included in
                            Exhibits B(4)(a) and B(4)(a)(1) above (sex distinct)

Exhibit B(4)(c)             Enhanced Death Benefit for Front Load and Back Load
                            Contracts, VA. EDB. (032000), included in Exhibits
                            B(4)(a) and B(4)(a)(1) above

Exhibit B(4)(d)             Waiver of Withdrawal Charge for Back Load Contract,
                            VA.WWC. (032000), included in Exhibit B(4)(a)(1) above

Exhibit B(5)                Amended application forms for Front Load and Back
                            Load Contracts, included in Exhibits B(4)(a) and
                            B(4)(a)(1) above

Exhibit B(10)               Consent of PricewaterhouseCoopers LLP